AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2006

                               File No. 333-50545
                                File No. 811-7924


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 12

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 65

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)


                            SECURITIES BEING OFFERED:
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on May 1, 2006 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of rule 485 on _____ pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                    CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

          STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142

            MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469

                        TELEPHONE NUMBER: 1-800-865-5237

                           FAX NUMBER: 1-877-525-2689



The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty-two investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

THE ALGER AMERICAN FUND (CLASS O)
DWS VARIABLE SERIES I (CLASS A)*

FEDERATED INSURANCE SERIES

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

JANUS ASPEN SERIES (INSTITUTIONAL SHARES AND SERVICE SHARES)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC (CLASS I)**

MFS(R) VARIABLE INSURANCE TRUST(SM) (INITIAL CLASS)

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

PREMIER VIT

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)

PUTNAM VARIABLE TRUST (CLASS IB)

STI CLASSIC VARIABLE TRUST

T. ROWE PRICE EQUITY SERIES, INC. (I)

T. ROWE PRICE INTERNATIONAL SERIES, INC. (I)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

WELLS FARGO VARIABLE TRUST FUNDS


* Effective 2/6/2006, Scudder Investments has changed its name to DWS Scudder Investments, accordingly we have made a corresponding change to the names of the Sub-Accounts.

** Effective 5/1/2006, the Salomon Brothers Variable Series Funds Inc. have been rebranded Legg Mason Partners Variable Portfolios I, Inc., accordingly we have made a corresponding change to the names of the Sub-Accounts.

--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2006.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market


                                 1  PROSPECTUS

Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2006. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 45 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.


                                 2  PROSPECTUS

TABLE OF CONTENTS
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DEFINITIONS                                                     4
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FEE TABLES                                                      6
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QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                       8
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CONDENSED FINANCIAL INFORMATION                                 11
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DESCRIPTION OF THE CONTRACTS                                    11
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  Summary                                                       11
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  Contract Owner                                                12
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  Annuitant                                                     12
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  Modification of the Contract                                  12
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  Assignment                                                    12
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  Free Look Period                                              12
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PURCHASES AND CONTRACT VALUE                                    12
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  Minimum Purchase Payment                                      12
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  Automatic Payment Plan                                        13
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  Allocation of Purchase Payments                               13
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  Contract Value                                                13
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  Separate Account Accumulation Unit Value                      13
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  Transfer During Accumulation Period                           14
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  Market Timing & Excessive Trading                             14
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  Trading Limitations                                           15
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  Automatic Dollar Cost Averaging Program                       15
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  Portfolio Rebalancing                                         16
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THE INVESTMENT AND FIXED ACCOUNT OPTIONS                        17
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  Separate Account Investments                                  17
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     The Portfolios                                             17
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     Voting Rights                                              20
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     Additions, Deletions, and Substitutions of Securities      21
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  The Fixed Account                                             21
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     General                                                    21
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     Guaranteed Maturity Fixed Account Option                   21
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     Market Value Adjustment                                    23
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     Dollar Cost Averaging Fixed Account Option                 23
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ANNUITY BENEFITS                                                23
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  Annuity Date                                                  23
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  Annuity Options                                               24
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  Other Options                                                 24
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  Annuity Payments: General                                     24
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  Variable Annuity Payments                                     25
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  Fixed Annuity Payments                                        25
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  Transfers During the Annuity Period                           25
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  Death Benefit During Annuity Period                           25
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  Certain Employee Benefit Plans                                26
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OTHER CONTRACT BENEFITS                                         26
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  Death Benefit                                                 26
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  Beneficiary                                                   30
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  Contract Loans for 403(b) Contracts                           30
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  Withdrawals (Redemptions)                                     31
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  Systematic Withdrawal Program                                 32
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  ERISA Plans                                                   32
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  Minimum Contract Value                                        32
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CONTRACT CHARGES                                                32
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  Mortality and Expense Risk Charge                             33
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  Administrative Charges                                        33
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     Contract Maintenance Charge                                33
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     Administrative Expense Charge                              33
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     Transfer Fee                                               33
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  Sales Charges                                                 33
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  Premium Taxes                                                 35
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  Deduction for Separate Account Income Taxes                   35
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  Other Expenses                                                35
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TAXES                                                           36
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  Taxation of Lincoln Benefit Life Company                      36
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   Taxation of Variable Annuities in General                    36
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  Income Tax Withholding                                        38
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  Tax Qualified Contracts                                       39
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DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT 42
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  Lincoln Benefit Life Company                                  42
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  Separate Account                                              43
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  State Regulation of Lincoln Benefit                           43
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  Financial Statements                                          43
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ADMINISTRATION                                                  43
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DISTRIBUTION OF CONTRACTS                                       44
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LEGAL PROCEEDINGS                                               44
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LEGAL MATTERS                                                   44
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ANNUAL REPORTS AND OTHER DOCUMENTS                              44
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REGISTRATION STATEMENT                                          44
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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION        45
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APPENDIX A ACCUMULATION UNIT VALUES                             46
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APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT            59
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 3  PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") -  Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY -  Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY -  A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE -  The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE -  The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE -  Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units.


                                 4  PROSPECTUS

Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub-Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.


                                 5  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments)

            CONTRIBUTION YEAR                APPLICABLE CHARGE
                   1-2                              7%
                   3-4                              6%
                    5                               5%
                    6                               4%
                    7                               3%
                   8 +                              0%

 - 7%

TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee) - $10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET
VALUE DEDUCTED FROM EACH OF THE SUB-ACCOUNTS OF THE SEPARATE ACCOUNT)

Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                                 1.15%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.35%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                                 1.50%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                                 1.55%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                                 1.70%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.80%




THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                 6  PROSPECTUS

                                  Minimum                       Maximum
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
service (12b-1) fees,
and other
expenses)(without
waivers or
reimbursements)                    0.10%                         4.97%



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2005.

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

.. elected the Enhanced Death and Income Benefit Riders II (with total Separate
  Account expenses of 1.80%).



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                   1 Year        3 Years   5 Years  10 Years
----------------------------------------------------------------------------------
Costs Based on Maximum Annual      $1,324       $  2,649  $  3,828   $6,609
Portfolio Expenses
----------------------------------------------------------------------------------
Costs Based on Minimum Annual      $  825       $  1,215  $  1,543   $2,554
Portfolio Expenses
----------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                              1 Year      3 Years  5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum        $729       $  2,139  $3,488         $6,609
Annual Portfolio Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum        $230       $    705  $1,203         $2,554
Annual Portfolio Expenses
-------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLES
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                 7  PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub-Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

.. a life annuity with payments guaranteed for zero to thirty years;

.. a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contact Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."


Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub-Account(s) and the Fixed Account(s). Loan payments may


                                 8  PROSPECTUS
not be allocated to the Fixed Account(s). You may not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?


CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to


                                 9  PROSPECTUS

$10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                 CONTRIBUTION                       APPLICABLE
                     YEAR                             CHARGE
                     1-2                                7%
                     3-4                                6%
                      5                                 5%
                      6                                 4%
                      7                                 3%
                     8 +                                0%


In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first-out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments made in the most  recent seven years;
     plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;

2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.


PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.


OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for


                                 10  PROSPECTUS
payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?


ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, NE 68501-0469, or call us at (800) 865-5237.


CONDENSED FINANCIAL INFORMATION
Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 1994 through 2005. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial
statements of the underlying  sub-accounts, as  of  December  31, 2005,   are
 included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2005, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You


                                 11  PROSPECTUS
may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are


                                 12  PROSPECTUS
lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio.We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit. Please note that effective as of September 27, 2002, we will not permit you to allocate new premiums to the Sub-Account that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Sub-Account which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 28. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on


                                 13  PROSPECTUS
the Accumulation Unit Value of the corresponding Sub-Account and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time. Please note that effective as of September 27, 2002, we will not permit you to allocate new premiums to the Sub-Account that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Sub-Account which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 23.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 6, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


                                 14  PROSPECTUS

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/ Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may


                                 15  PROSPECTUS
elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub-Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


                                 16  PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.


PORTFOLIO               EACH PORTFOLIO SEEKS           INVESTMENT ADVISER
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    A I M ADVISORS, INC.(1)
 Fund - Series I
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   To provide a high level of
 & Growth Portfolio -    dividend income.  Its
 Class O                 secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I(2)
-------------------------------------------------------------------------------
DWS Bond VIP - Class    To provide a high level of
 A(2)                    income consistent with a
                         high quality portfolio of
                         debt securities
-------------------------------------------------------
DWS Global              Above-average capital
 Opportunities VIP -     appreciation over the long    DEUTSCHE INVESTMENT
 Class A(2)              term                          MANAGEMENT AMERICAS INC.
-------------------------------------------------------
DWS Growth & Income     Long-term growth of capital,
 VIP - Class A(2)        current income and growth of
                         income
-------------------------------------------------------
DWS International VIP   Long-term growth of capital
 - Class A(2)            primarily through
                         diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II(2)
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A(2)              combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------

                                 17  PROSPECTUS


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Initial     income-producing equity
 Class                   securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's     FIDELITY MANAGEMENT &
                         goal is to achieve a yield    RESEARCH COMPANY
                         which exceeds the composite
                         yield on the securities
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity by investing in
                         money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.   JANUS CAPITAL MANAGEMENT
 Foreign Stock                                         LLC
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC(3)
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term growth of capital
 Variable Investors      with current income as a      SALOMON BROTHERS ASSET
 Portfolio - Class       secondary objective           MANAGEMENT INC
 I(3)
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Initial
 Class
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Initial        of capital and secondarily
 Class                   to provide reasonable
                         current income
-------------------------------------------------------
MFS New Discovery       Capital appreciation.          MFS(TM) INVESTMENT
 Series - Initial                                      MANAGEMENT
 Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Initial        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
-------------------------------------------------------------------------------

                                 18  PROSPECTUS


OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund(R)/ VA - Service
 Shares
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation through   OPCAP ADVISORS LLC
 Small Cap Portfolio     a diversified portfolio
                         consisting primarily of
                         securities of companies with
                         market capitalizations of
                         under $2 billion at time of
                         purchase.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Classic Capital     Capital appreciation
 Appreciation Fund
-------------------------------------------------------TRUSCO CAPITAL
STI Classic             Long-term capital              MANAGEMENT, INC.
 International Equity    appreciation
 Fund
-------------------------------------------------------
STI Classic Large Cap   Capital appreciation with the
 Value Equity Fund       secondary goal of current
                         income
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - I    as well as long-term growth
                         of capital.                   T. ROWE PRICE
-------------------------------------------------------ASSOCIATES, INC.
T. Rowe Price Mid-Cap   Long-term capital
 Growth Portfolio - I    appreciation
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth                                     VAN KAMPEN ASSET
 Portfolio, Class II                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three  VAN KAMPEN (4)
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital              WELLS FARGO FUNDS
 Discovery Fund (5)      appreciation                  MANAGEMENT, LLC
-------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 Opportunity Fund (5)    appreciation
-------------------------------------------------------------------------------


(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.


                                 19  PROSPECTUS

(2) Effective 2/6/2006, Scudder Investments has changed its name to DWS Scudder Investments, accordingly we have made a corresponding change to the names of the Sub-Accounts.

(3) Effective 5/1/2006, the Salomon Brothers Variable Series Funds Inc. have been rebranded Legg Mason Partners Variable Portfolios I, Inc., accordingly we have made a corresponding change to the names of the Sub-Accounts.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective May 1, 2006, the Wells Fargo Advantage Discovery Fund changed its name to the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund changed its name to the Wells Fargo Advantage Opportunity Fund.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the


                                 20  PROSPECTUS

Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

  (a) to operate the Separate Account in any form permitted by law;

  (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

  (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

  (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

  (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-865-5237 for current information.


GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.


                                 21  PROSPECTUS

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

EXAMPLE
Purchase Payment                     $10,000
Guarantee Period                     5 years
Effective Annual Rate                   4.50%



                                           END OF CONTACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $10,000.00
 X (1 + Effective
 Annual Rate)              X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year                   $10,450.00
 X (1 + Effective
 Annual Rate)                          X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year                               $10,920.25
 X (1 + Effective
 Annual Rate)                                      X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year                                           $11,411.66
 X (1 + Effective
 Annual Rate)                                                  X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year                                                        $11,925.19
 X (1 + Effective
 Annual Rate)                                                               X 1.045
                                                                         ----------
                                                                         $12,461.82



Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE: This example assumes no withdrawals during the entire five-year Guarantee
   Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800- 865-5237.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.


                                 22  PROSPECTUS

MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 21;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.


ANNUITY BENEFITS

ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You


                                 23  PROSPECTUS
may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

.. Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option B with 10 years (120 months) guaranteed, if you have designated joint
  Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

.. the investment results of the Sub-Accounts you have selected,

.. the Contract Value at the time you elected annuitization, and

.. the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 31 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.


ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 25.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity


                                 24  PROSPECTUS
payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 31/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.


DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at


                                 25  PROSPECTUS
the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS

DEATH BENEFIT:  GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

  (a) any Owner dies; or

  (b) any Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.


DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 28, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

  (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

  (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  (c) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts.
 This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for


                                 26  PROSPECTUS
settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

  (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 14 and Transfer Fees on page 33 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 14 and Transfer Fees on page 33 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states.


                                 27  PROSPECTUS

For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.
 If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances.
As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the
amounts paid in partial withdrawals, surrenders or death benefits.   In
addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

.. When you make a Purchase Payment, we will increase the Enhanced Income Benefit
  A by the amount of your Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

.. On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

  (a) the date we determine the income benefit;

  (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

(a) is the withdrawal amount;

(b) is the Contract Value immediately prior to the withdrawal;

(c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.


                                 28  PROSPECTUS

ENHANCED DEATH AND INCOME BENEFIT RIDER II: When you purchase your Contract and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue.
 This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date.
 We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

  (a) on or after the tenth Contract Anniversary;

  (b) before the Annuitant's age 90; and

  (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or
after the tenth Contract Anniversary, but before the Annuitant's age 90.   On
the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

  (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

  (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

.. When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

.. When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

.. On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

  (a) the date we determine the death benefit,

  (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

  (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:


                                 29  PROSPECTUS

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.


BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or, if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed


                                 30  PROSPECTUS

Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 34. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 23.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 32. Your Contract will terminate if you withdraw all of your Contract Value

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 39.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon


                                 31  PROSPECTUS
the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 33. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5) in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.


MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.


CONTRACT CHARGES
We assess charges under the Contract in three ways:


                                 32  PROSPECTUS

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 6, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 25.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.


ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how


                                 33  PROSPECTUS
many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                CONTRIBUTION                                     WITHDRAWAL
                                    YEAR                                           CHARGE
                                                                                 PERCENTAGE
                              First and Second                                       7%
                              Third and Fourth                                       6%
                                   Fifth                                             5%
                                   Sixth                                             4%
                                  Seventh                                            3%
                              Eighth and later                                       0%



When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 34;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

.. on annuitization;

.. the payment of a Death Benefit;

.. a free withdrawal amount, as described on page 34;

.. certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 41;

.. withdrawals taken to satisfy IRS minimum distribution rules;

.. withdrawals that qualify for one of the waiver benefits described on pages
  35-36; and

.. withdrawal under Contracts issued to employees of Lincoln Benefit Life Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 37. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

.. Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 37.

WAIVER BENEFITS


GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.


                                 34  PROSPECTUS

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.


TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.


UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.


WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800- 865-5237.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 6. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.


                                 35  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 36  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 37  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 38  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 39  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 40  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after


                                 41  PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.


DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street, Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial


                                 42  PROSPECTUS
statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. The Agreement also provides that Lincoln Benefit and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800- 865-5237. We have reproduced the Table of Contents of the Statement of Additional
 Information on page 45.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

Our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and


                                 43  PROSPECTUS
verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 S. 84th Street, Lincoln, NE 68506-4142 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts.
 The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for
the precise terms  of  those  instruments.   You  may  inspect  and  obtain
 copies of the registration statement as described on the cover page of this prospectus.


                                 44  PROSPECTUS

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
THE CONTRACT
  Annuity Payments
  Initial Monthly Annuity Payment
  Subsequent Monthly Payments
  Transfers After Annuity Date
  Annuity Unit Value
  Illustrative Example of Annuity Unit Value Calculation
  Illustrative Example of Variable Annuity Payments
EXPERTS
FINANCIAL STATEMENTS





                                 45  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------



                         ACCUMULATION UNIT VALUES/(1)/
                                  BASIC POLICY

                                        Year ending December 31,
FUND                     1998       1999        2000         2001         2002
----------------------------------------------------------------------------------
AIM V.I. BASIC VALUE -
SERIES I SUB-ACCOUNT
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
ALGER AMERICAN GROWTH
- CLASS O SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.93  $     15.75  $    13.26   $    11.54
 Accumulation Unit
 Value Ending           $ 11.93  $    15.75  $     13.26  $    11.54   $    7.640
 Number of Units
 Outstanding at End of   51,133     624,209    1,121,843     996,256      734,340
 Year
----------------------------------------------------------------------------------
ALGER AMERICAN INCOME
& GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.50  $     16.17  $    15.77   $    13.34
 Accumulation Unit
 Value Ending           $ 11.50  $    16.17  $     15.77  $    13.34   $    9.078
 Number of Units
 Outstanding at End of   24,310     402.339      853,586     888,850      781,602
 Year
----------------------------------------------------------------------------------
ALGER AMERICAN
LEVERAGED ALLCAP -
CLASS O SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    12.81  $     22.52  $    16.72   $    13.88
 Accumulation Unit
 Value Ending           $ 12.81  $    22.52  $     16.72  $    13.88   $    9.061
 Number of Units
 Outstanding at End of   16,931     276,291      682,579     560,418      474,441
 Year
----------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP
GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.60  $     15.10  $    16.28   $    15.03
 Accumulation Unit
 Value Ending           $ 11.60  $    15.10  $     16.28  $    15.03   $   10.457
 Number of Units
 Outstanding at End of    1,813     133,411      613,187     515,103      410,450
 Year
----------------------------------------------------------------------------------
ALGER AMERICAN SMALL
CAPITALIZATION - CLASS
O SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.31  $     16.02  $    11.52   $     8.02
 Accumulation Unit
 Value Ending           $ 11.31  $    16.02  $     11.52  $     8.02   $    5.842
 Number of Units
 Outstanding at End of    5,133      77,078      249,260     328,999      283,731
 Year
----------------------------------------------------------------------------------
DWS BALANCED - CLASS A
SUB-ACCOUNT(2)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
DWS BOND - CLASS A
SUB-ACCOUNT (2)
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.19  $      9.97  $    10.88   $    11.36
 Accumulation Unit
 Value Ending           $ 10.19  $     9.97  $     10.88  $    11.36   $   12.081
 Number of Units
 Outstanding at End of   24,670     123,093      155,500     507,663      558,679
 Year
----------------------------------------------------------------------------------
DWS GLOBAL
OPPORTUNITIES - CLASS
A SUB-ACCOUNT (2)
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.77  $     17.65  $    16.51   $    12.29
 Accumulation Unit
 Value Ending           $ 10.77  $    17.65  $     16.51  $    12.29   $    9.724
 Number of Units
 Outstanding at End of    1,630      43,091      114,023     103,294      130,916
 Year
----------------------------------------------------------------------------------
DWS GROWTH & INCOME -
CLASS A SUB-ACCOUNT
(2)
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.52  $     11.02  $    10.66   $     9.34
 Accumulation Unit
 Value Ending           $ 10.52  $    11.02  $     10.66  $     9.34   $    7.087
 Number of Units
 Outstanding at End of    8,690     138,946      192,522     218,214      201,541
 Year
----------------------------------------------------------------------------------
DWS INTERNATIONAL -
CLASS A SUB-ACCOUNT
(2)
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.38  $     15.84  $    12.25   $     8.36
 Accumulation Unit
 Value Ending           $ 10.38  $    15.84  $     12.25  $     8.36   $    6.743
 Number of Units
 Outstanding at End of      181      56,287      113,301     100,581      105,081
 Year
----------------------------------------------------------------------------------
FEDERATED CAPITAL
INCOME II SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.13  $     11.18  $    10.06   $     8.57
 Accumulation Unit
 Value Ending           $ 11.13  $    11.18  $     10.06  $     8.57   $    8.959
 Number of Units
 Outstanding at End of   35,130     198,037      401,376     420,723      460,608
 Year
----------------------------------------------------------------------------------
FEDERATED FUND FOR
U.S. GOVERNMENT
SECURITIES II
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.27  $     10.08  $    11.05   $    11.67
 Accumulation Unit
 Value Ending           $ 10.27  $    10.08  $     11.05  $    11.67   $   12.572
 Number of Units
 Outstanding at End of   36,743     175,793      406,015   1,994,814    2,695,911
 Year
----------------------------------------------------------------------------------

                                 46  PROSPECTUS


FEDERATED HIGH INCOME
BOND II SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $     9.85  $      9.95  $     8.94   $     8.95
 Accumulation Unit
 Value Ending           $  9.85  $     9.95  $      8.94  $     8.95   $    6.435
 Number of Units
 Outstanding at End of   47,674     196,572      340,164     785,823      296,496
 Year
----------------------------------------------------------------------------------
FIDELITY VIP ASSET
MANAGER(SM) - INITIAL
CLASS SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.80  $     11.85  $    11.25   $    10.65
 Accumulation Unit
 Value Ending           $ 10.80  $    11.85  $     11.25  $    10.65   $    9.601
 Number of Units
 Outstanding at End of   12,172     154,441      278,326     334,328      371,447
 Year
----------------------------------------------------------------------------------
FIDELITY VIP
CONTRAFUND(R) -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.46  $     14.06  $    12.97   $    11.24
 Accumulation Unit
 Value Ending           $ 11.46  $    14.06  $     12.97  $    11.24   $   10.060
 Number of Units
 Outstanding at End of   28,065     548,967   1,1001,494   1,006,844    1,084,534
 Year
----------------------------------------------------------------------------------
FIDELITY VIP
EQUITY-INCOME -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.83  $     11.37  $    12.18   $    11.43
 Accumulation Unit
 Value Ending           $ 10.83  $    11.37  $     12.18  $    11.43   $    9.375
 Number of Units
 Outstanding at End of   39,303     616,769    1,208,699   1,289,762    1,218,166
 Year
----------------------------------------------------------------------------------
FIDELITY VIP GROWTH -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.62  $     15.78  $    13.87   $    11.28
 Accumulation Unit
 Value Ending           $ 11.62  $    15.78  $     13.87  $    11.28   $    7.786
 Number of Units
 Outstanding at End of   13,317     541,326    1,300,830   1,366,004    1,121,334
 Year
----------------------------------------------------------------------------------
FIDELITY VIP INDEX 500
- INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.36  $     13.52  $    12.11   $    10.51
 Accumulation Unit
 Value Ending           $ 11.36  $    13.52  $     12.11  $    10.51   $    8.073
 Number of Units
 Outstanding at End of   67,638     983,492    1,795,382   2,032,615    1,782,207
 Year
----------------------------------------------------------------------------------
FIDELITY VIP MONEY
MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.15  $     10.54  $    11.07   $    11.39
 Accumulation Unit
 Value Ending           $ 10.15  $    10.54  $     11.07  $    11.39   $   11.436
 Number of Units
 Outstanding at End of   69,742   1,451,852    2,194,471   2,969,960    3,542,199
 Year
----------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS
- INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.50  $     14.79  $    11.81   $     9.20
 Accumulation Unit
 Value Ending           $ 10.50  $    14.79  $     11.81  $     9.20   $    7.240
 Number of Units
 Outstanding at End of   77,591      26,260      132,253     137,725      200,173
 Year
----------------------------------------------------------------------------------
JANUS ASPEN SERIES
BALANCED -
INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.69  $     14.63  $    14.12   $    13.29
 Accumulation Unit
 Value Ending           $ 11.69  $    14.63  $     14.12  $    13.29   $    7.762
 Number of Units
 Outstanding at End of   39,593     722,058    1,595,397   1,044,409       94,361
 Year
----------------------------------------------------------------------------------
JANUS ASPEN SERIES
FLEXIBLE BOND -
INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.25  $     10.29  $    10.80   $    11.49
 Accumulation Unit
 Value Ending           $ 10.25  $    10.29  $     10.80  $    11.49   $   12.280
 Number of Units
 Outstanding at End of   52,969     197,019      218,753     418,584    1,721,351
 Year
----------------------------------------------------------------------------------
JANUS ASPEN SERIES
FOREIGN STOCK -
SERVICE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    7.675
 Number of Units
 Outstanding at End of       --          --           --          --    1,378,111
 Year
----------------------------------------------------------------------------------
JANUS ASPEN SERIES
LARGE CAP GROWTH -
INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.86  $     16.86  $    14.23   $    10.57
 Accumulation Unit
 Value Ending           $ 11.86  $    16.86  $     14.23  $    10.57   $   12.531
 Number of Units
 Outstanding at End of   35,519     927,469    1,955,539   1,856,493      623,206
 Year
----------------------------------------------------------------------------------
JANUS ASPEN SERIES MID
CAP GROWTH -
INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    12.27  $     27.32  $    18.39   $    11.00
 Accumulation Unit
 Value Ending           $ 12.27  $    27.32  $     18.39  $    11.00   $    7.827
 Number of Units
 Outstanding at End of    4,895     440,699    1,027,581     926,849      694,192
 Year
----------------------------------------------------------------------------------


                                 47  PROSPECTUS

JANUS ASPEN SERIES
WORLDWIDE GROWTH -
INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.68  $     17.35  $    14.45   $    11.07
 Accumulation Unit
 Value Ending           $ 10.68  $    17.35  $     14.45  $    11.07   $    8.143
 Number of Units
 Outstanding at End of   64,108     931,544    2,485,879   2,316,369    1,719,720
 Year
----------------------------------------------------------------------------------
LEGG MASON PARTNERS
VARIABLE INVESTORS -
CLASS I SUB-ACCOUNT
(4)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
LSA BALANCED (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    8.678
 Number of Units
 Outstanding at End of       --          --           --          --        2,230
 Year
----------------------------------------------------------------------------------
MFS EMERGING GROWTH -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.75  $     20.50  $    16.28   $    10.69
 Accumulation Unit
 Value Ending           $ 11.75  $    20.50  $     16.28  $    10.69   $    6.994
 Number of Units
 Outstanding at End of    5,861     114,684      274,444     331,023      247,624
 Year
----------------------------------------------------------------------------------
MFS INVESTORS TRUST -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.20  $     11.80  $    11.63   $     9.66
 Accumulation Unit
 Value Ending           $ 11.20  $    11.80  $     11.63  $     9.66   $    7.536
 Number of Units
 Outstanding at End of   10,591     133,121      217,691     295,343      269,101
 Year
----------------------------------------------------------------------------------
MFS NEW DISCOVERY -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.35  $     19.44  $    18.82   $    17.65
 Accumulation Unit
 Value Ending           $ 11.35  $    19.44  $     18.82  $    17.65   $   11.918
 Number of Units
 Outstanding at End of      842      55,274      219,172     188,675      183,131
 Year
----------------------------------------------------------------------------------
MFS RESEARCH - INITIAL
CLASS SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.08  $     13.57  $    12.75   $     9.92
 Accumulation Unit
 Value Ending           $ 11.08  $    13.57  $     12.75  $     9.92   $    7.389
 Number of Units
 Outstanding at End of    8,940      75,847      240,203     207,793      186,178
 Year
----------------------------------------------------------------------------------
MFS TOTAL RETURN -
INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.61  $     10.80  $    12.38   $    12.25
 Accumulation Unit
 Value Ending           $ 10.61  $    10.80  $     12.38  $    12.25   $   11.473
 Number of Units
 Outstanding at End of   11,410     118,240      207,489     436,363      642,776
 Year
----------------------------------------------------------------------------------
OPPENHEIMER MAIN
STREET SMALL CAP(R)/VA
- SERVICE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    7.847
 Number of Units
 Outstanding at End of       --          --           --          --       97,205
 Year
----------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND
(U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $   10.565
 Number of Units
 Outstanding at End of       --          --           --          --       75,670
 Year
----------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN
- ADMINISTRATIVE
SHARES SUB-ACCOUNT (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $   10.557
 Number of Units
 Outstanding at End of       --          --           --          --      539,429
 Year
----------------------------------------------------------------------------------
PREMIER VIT OPCAP
BALANCED SUB-ACCOUNT
(3)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
PREMIER VIT OPCAP
SMALL CAP SUB-ACCOUNT
(3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    7.200
 Number of Units
 Outstanding at End of       --          --           --          --       88,999
 Year
----------------------------------------------------------------------------------

                                 48  PROSPECTUS


PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    8.198
 Number of Units
 Outstanding at End of       --          --           --          --       38,105
 Year
----------------------------------------------------------------------------------
STI CLASSIC CAPITAL
APPRECIATION
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning             --  $    10.00  $     10.08  $    10.26   $     9.59
 Accumulation Unit
 Value Ending                --  $    10.08  $     10.26  $     9.59   $    7.397
 Number of Units
 Outstanding at End of       --      20,427       23,194      42,077       56,403
 Year
----------------------------------------------------------------------------------
STI CLASSIC
INTERNATIONAL EQUITY
SUB-ACCOUNT (5)
 Accumulation Unit
 Value Beginning             --  $    10.00  $     10.51  $    10.02   $     8.18
 Accumulation Unit
 Value Ending                --  $    10.51  $     10.02  $     8.18   $    6.573
 Number of Units
 Outstanding at End of       --          21        1,718      88,369       24,111
 Year
----------------------------------------------------------------------------------
STI CLASSIC LARGE CAP
VALUE EQUITY
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning             --  $    10.00  $      8.64  $     9.42   $     9.20
 Accumulation Unit
 Value Ending                --  $     8.64  $      9.42  $     9.20   $    7.540
 Number of Units
 Outstanding at End of       --       8,610       10,105     196,823      104,266
 Year
----------------------------------------------------------------------------------
STRONG OPPORTUNITY II
- INVESTOR CLASS
SUB-ACCOUNT
 Accumulation Unit
 Value(1) Beginning     $ 10.00  $    10.94  $     14.57  $    15.34   $    14.59
 Accumulation Unit
 Value Ending           $ 10.94  $    14.57  $     15.34  $    14.59   $   10.541
 Number of Units
 Outstanding at End of      603      46,155      168,801     322,014      380,519
 Year
----------------------------------------------------------------------------------
T. ROWE PRICE EQUITY
INCOME - I SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.78  $     11.05  $    12.33   $    12.36
 Accumulation Unit
 Value Ending           $ 10.78  $    11.05  $     12.33  $    12.36   $   10.602
 Number of Units
 Outstanding at End of   14,739     128,022      261,772     581,145      608,043
 Year
----------------------------------------------------------------------------------
T. ROWE PRICE
INTERNATIONAL STOCK -
I SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    10.78  $     14.57  $    11.52   $     8.85
 Accumulation Unit
 Value Ending           $ 10.78  $    14.57  $     11.52  $     8.85   $    7.137
 Number of Units
 Outstanding at End of    2,401      22,869       65,454      92,572       99,915
 Year
----------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP
GROWTH - I SUB-ACCOUNT
(6)
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.50  $     14.06  $    14.91   $    14.59
 Accumulation Unit
 Value Ending           $ 11.50  $    14.06  $     14.91  $    14.59   $   11.345
 Number of Units
 Outstanding at End of    7,608      85,857      344,756     368,137      436,260
 Year
----------------------------------------------------------------------------------
T. ROWE PRICE NEW
AMERICA GROWTH - I
SUB-ACCOUNT
 Accumulation Unit
 Value Beginning        $ 10.00  $    11.25  $     12.52  $    11.05   $     9.62
 Accumulation Unit
 Value Ending           $ 11.25  $    12.52  $     11.05  $     9.62   $    6.813
 Number of Units
 Outstanding at End of    4,126      57,131      100,767     108,815      165,424
 Year
----------------------------------------------------------------------------------
VAN KAMPEN LIT
AGGRESSIVE GROWTH,
CLASS II SUB-ACCOUNT
(3)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH
AND INCOME, CLASS II
SUB-ACCOUNT (3)
 Accumulation Unit
 Value Beginning             --          --           --          --   $    10.00
 Accumulation Unit
 Value Ending                --          --           --          --   $    8.163
 Number of Units
 Outstanding at End of       --          --           --          --       36,430
 Year
----------------------------------------------------------------------------------
VAN KAMPEN UIF U.S.
MID CAP VALUE, CLASS I
SUB-ACCOUNT (7)(8)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
DISCOVERY SUB-ACCOUNT
(9)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
OPPORTUNITY
SUB-ACCOUNT (9)
 Accumulation Unit
 Value Beginning             --          --           --          --           --
 Accumulation Unit
 Value Ending                --          --           --          --           --
 Number of Units
 Outstanding at End of       --          --           --          --           --
 Year
----------------------------------------------------------------------------------


                                 49  PROSPECTUS

                                                Year ending December 31,
FUND                                          2003        2004         2005
-------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I
SUB-ACCOUNT
 Accumulation Unit Value Beginning                 --  $   10.000   $   10.821
 Accumulation Unit Value Ending                    --  $   10.821   $   11.301
 Number of Units Outstanding at End of             --     269,780      253,928
 Year
-------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.640  $   10.198   $   10.625
 Accumulation Unit Value Ending            $   10.198  $   10.625   $   11.756
 Number of Units Outstanding at End of        807,544     719,914      607,853
 Year
-------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    9.078  $   11.641   $   12.398
 Accumulation Unit Value Ending            $   11.641  $   12.398   $   12.665
 Number of Units Outstanding at End of        775,012     686,795      553,769
 Year
-------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    9.061  $   12.055   $   12.881
 Accumulation Unit Value Ending            $   12.055  $   12.881   $   14.559
 Number of Units Outstanding at End of        518,914     454,884      380,525
 Year
-------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   10.457  $   15.264   $   17.040
 Accumulation Unit Value Ending            $   15.264  $   17.040   $   18.482
 Number of Units Outstanding at End of        559,837     571,188      583,687
 Year
-------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION -
CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    5.842  $    8.212   $    9.454
 Accumulation Unit Value Ending            $    8.212  $    9.454   $   10.913
 Number of Units Outstanding at End of        468,871     355,278      404,918
 Year
-------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                 --          --   $   10.000
 Accumulation Unit Value Ending                    --          --   $   10.602
 Number of Units Outstanding at End of             --          --      449,167
 Year
-------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning         $   12.081  $   12.535   $   13.046
 Accumulation Unit Value Ending            $   12.535  $   13.046   $   13.219
 Number of Units Outstanding at End of        493,622     507,579      458,975
 Year
-------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A
SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning         $    9.724  $   14.317   $   17.440
 Accumulation Unit Value Ending            $   14.317  $   17.440   $   20.357
 Number of Units Outstanding at End of        193,561     176,147      193,166
 Year
-------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT
(2)
 Accumulation Unit Value Beginning         $    7.087  $    8.871   $    9.651
 Accumulation Unit Value Ending            $    8.871  $    9.651   $   10.109
 Number of Units Outstanding at End of        178,003     150,151      139,183
 Year
-------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT
(2)
 Accumulation Unit Value Beginning         $    6.743  $    8.507   $    9.790
 Accumulation Unit Value Ending            $    8.507  $    9.790   $   11.232
 Number of Units Outstanding at End of        114,835     121,969      127,476
 Year
-------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    8.959  $    7.668   $    8.325
 Accumulation Unit Value Ending            $    7.668  $    8.325   $    8.738
 Number of Units Outstanding at End of        309,555     297,389      271,194
 Year
-------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT
SECURITIES II SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   12.572  $   12.710   $   13.005
 Accumulation Unit Value Ending            $   12.710  $   13.005   $   13.104
 Number of Units Outstanding at End of      1,589,894   1,136,236      879,855
 Year
-------------------------------------------------------------------------------

                                 50  PROSPECTUS



FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    6.435  $   10.814   $   11.797
 Accumulation Unit Value Ending            $   10.814  $   11.797   $   11.960
 Number of Units Outstanding at End of        707,583     729,703      606,875
 Year
-------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL
CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    9.601  $   11.186   $   11.652
 Accumulation Unit Value Ending            $   11.186  $   11.652   $   11.973
 Number of Units Outstanding at End of        420,226     437,716      433,897
 Year
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL
CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   10.060  $   12.763   $   14.555
 Accumulation Unit Value Ending            $   12.763  $   14.555   $   16.809
 Number of Units Outstanding at End of      1,311,861   1,438,118    1,469,954
 Year
-------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL
CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    9.375  $   12.067   $   13.291
 Accumulation Unit Value Ending            $   12.067  $   13.291   $   13.896
 Number of Units Outstanding at End of      1,403,132   1,384,897    1,176,532
 Year
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.786  $   10.215   $   10.429
 Accumulation Unit Value Ending            $   10.215  $   10.429   $   10.897
 Number of Units Outstanding at End of      1,141,572   1,091,575      953,608
 Year
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    8.073  $   10.237   $   11.183
 Accumulation Unit Value Ending            $   10.237  $   11.183   $   11.578
 Number of Units Outstanding at End of      1,907,842   1,817,054    1,583,665
 Year
-------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   11.436  $   11.406   $   11.401
 Accumulation Unit Value Ending            $   11.406  $   11.401   $   11.601
 Number of Units Outstanding at End of      2,015,425   1,544,840    1,335,848
 Year
-------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.240  $   10.251   $   11.504
 Accumulation Unit Value Ending            $   10.251  $   11.504   $   13.526
 Number of Units Outstanding at End of        294,264     402,967      394,476
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.762  $   13.832   $   14.825
 Accumulation Unit Value Ending            $   13.832  $   14.825   $   15.805
 Number of Units Outstanding at End of      1,496,830   1,365,759    1,195,782
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   12.280  $   13.166   $   13.519
 Accumulation Unit Value Ending            $   13.166  $   13.519   $   13.619
 Number of Units Outstanding at End of        584,216     527,949      492,874
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK -
SERVICE SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning         $    7.675  $   10.226   $   11.939
 Accumulation Unit Value Ending            $   10.226  $   11.939   $   12.526
 Number of Units Outstanding at End of         58,782     152,105      114,760
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   12.531  $    9.984   $   10.306
 Accumulation Unit Value Ending            $    9.984  $   10.306   $   10.614
 Number of Units Outstanding at End of      1,211,583   1,041,507      860,239
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.827  $   10.443   $   12.453
 Accumulation Unit Value Ending            $   10.443  $   12.453   $   13.812
 Number of Units Outstanding at End of        656,913     642,333      539,509
 Year
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH -
INSTITUTIONAL SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    8.143  $    9.971   $   10.318
 Accumulation Unit Value Ending            $    9.971  $   10.318   $   10.788
 Number of Units Outstanding at End of      1,479,355   1,193,225      997,853
 Year
-------------------------------------------------------------------------------

                                 51  PROSPECTUS


LEGG MASON PARTNERS VARIABLE INVESTORS -
CLASS I SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value Beginning                 --  $   10.000   $   10.954
 Accumulation Unit Value Ending                    --  $   10.954   $   11.525
 Number of Units Outstanding at End of             --      60,840       49,518
 Year
-------------------------------------------------------------------------------
LSA BALANCED (3)
 Accumulation Unit Value Beginning         $    8.678          --           --
 Accumulation Unit Value Ending            $   11.074          --           --
 Number of Units Outstanding at End of         83,852          --           --
 Year
-------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    6.994  $    8.995   $   10.035
 Accumulation Unit Value Ending            $    8.995  $   10.035   $   10.821
 Number of Units Outstanding at End of        248,807     231,814      202,017
 Year
-------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.536  $    9.091   $    9.998
 Accumulation Unit Value Ending            $    9.091  $    9.998   $   10.596
 Number of Units Outstanding at End of        270,484     244,156      207,370
 Year
-------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   11.918  $   15.738   $   16.556
 Accumulation Unit Value Ending            $   15.738  $   16.556   $   17.209
 Number of Units Outstanding at End of        224,760     232,616      188,078
 Year
-------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.389  $    9.100   $   10.412
 Accumulation Unit Value Ending            $    9.100  $   10.412   $   11.085
 Number of Units Outstanding at End of        190,978     189,969      142,585
 Year
-------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   11.473  $   13.180   $   14.490
 Accumulation Unit Value Ending            $   13.180  $   14.490   $   14.714
 Number of Units Outstanding at End of        943,486   1,033,566      970,559
 Year
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning         $    7.847  $   11.178   $   13.157
 Accumulation Unit Value Ending            $   11.178  $   13.157   $   14.256
 Number of Units Outstanding at End of        214,471     347,171      305,883
 Year
-------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S.
DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning         $   10.565  $   10.669   $   11.122
 Accumulation Unit Value Ending            $   10.669  $   11.122   $   11.550
 Number of Units Outstanding at End of        337,271     347,113      338,440
 Year
-------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE
SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning         $   10.557  $   10.951   $   11.343
 Accumulation Unit Value Ending            $   10.951  $   11.343   $   11.476
 Number of Units Outstanding at End of      1,001,817   1,060,049    1,156,641
 Year
-------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT
(3)
 Accumulation Unit Value Beginning                 --  $   10.000   $   10.812
 Accumulation Unit Value Ending                    --  $   10.812   $   10.971
 Number of Units Outstanding at End of             --     129,223      113,375
 Year
-------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT
(3)
 Accumulation Unit Value Beginning         $    7.200  $   10.143   $   11.809
 Accumulation Unit Value Ending            $   10.143  $   11.809   $   11.669
 Number of Units Outstanding at End of        236,796     274,798      207,018
 Year
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    8.198  $   11.161   $   13.335
 Accumulation Unit Value Ending            $   11.161  $   13.335   $   15.027
 Number of Units Outstanding at End of         43,231      89,040      123,886
 Year
-------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.397  $    8.653   $    9.123
 Accumulation Unit Value Ending            $    8.653  $    9.123   $    8.929
 Number of Units Outstanding at End of         63,977      60,421       57,402
 Year
-------------------------------------------------------------------------------

                                 52  PROSPECTUS


STI CLASSIC INTERNATIONAL EQUITY
SUB-ACCOUNT (5)
 Accumulation Unit Value Beginning         $    6.573  $    8.914   $   10.506
 Accumulation Unit Value Ending            $    8.914  $   10.506   $   11.720
 Number of Units Outstanding at End of          7,301       5,874        5,685
 Year
-------------------------------------------------------------------------------
STI CLASSIC LARGE CAP VALUE EQUITY
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.540  $    9.168   $   10.439
 Accumulation Unit Value Ending            $    9.168  $   10.439   $   10.696
 Number of Units Outstanding at End of         53,974     192,125       91,183
 Year
-------------------------------------------------------------------------------
STRONG OPPORTUNITY II - INVESTOR CLASS
SUB-ACCOUNT
 Accumulation Unit Value(1) Beginning      $   10.541  $   14.263           --
 Accumulation Unit Value Ending            $   14.263  $   16.652           --
 Number of Units Outstanding at End of        356,248     374,321           --
 Year
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $   10.602  $   13.140   $   14.913
 Accumulation Unit Value Ending            $   13.140  $   14.913   $   15.306
 Number of Units Outstanding at End of        744,659     895,153      874,317
 Year
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    7.137  $    9.201   $   10.338
 Accumulation Unit Value Ending            $    9.201  $   10.338   $   11.847
 Number of Units Outstanding at End of        173,635     264,060      255,863
 Year
-------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I
SUB-ACCOUNT (6)
 Accumulation Unit Value Beginning         $   11.345  $   15.505   $   18.121
 Accumulation Unit Value Ending            $   15.505  $   18.121   $   20.534
 Number of Units Outstanding at End of        619,155     586,887      504,417
 Year
-------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I
SUB-ACCOUNT
 Accumulation Unit Value Beginning         $    6.813  $    9.090   $    9.955
 Accumulation Unit Value Ending            $    9.090  $    9.995   $   10.271
 Number of Units Outstanding at End of        155,957     173,326      157,832
 Year
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                 --  $   10.000   $   11.156
 Accumulation Unit Value Ending                    --  $   11.156   $   12.242
 Number of Units Outstanding at End of             --      44,940       49,948
 Year
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning         $    8.163  $   10.293   $   11.600
 Accumulation Unit Value Ending            $   10.293  $   11.600   $   12.570
 Number of Units Outstanding at End of        152,145     354,336      434,444
 Year
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (7)(8)
 Accumulation Unit Value Beginning                 --  $   10.000   $   11.333
 Accumulation Unit Value Ending                    --  $   11.333   $   12.570
 Number of Units Outstanding at End of             --     309,322      353,741
 Year
-------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY
SUB-ACCOUNT (9)
 Accumulation Unit Value Beginning                 --          --   $   10.000
 Accumulation Unit Value Ending                    --          --   $   11.481
 Number of Units Outstanding at End of             --          --      293,780
 Year
-------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
SUB-ACCOUNT (9)
 Accumulation Unit Value Beginning                 --          --   $   10.000
 Accumulation Unit Value Ending                    --          --   $   11.040
 Number of Units Outstanding at End of             --          --      510,068
 Year
-------------------------------------------------------------------------------



                                 53  PROSPECTUS

                         ACCUMULATION UNIT VALUES/(1)/
          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                                                                              Year ending December 31,
FUND                                                         2000      2001      2002      2003       2004         2005
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value Beginning                               --        --        --        --  $   10.000   $   10.781
 Accumulation Unit Value Ending                                  --        --        --        --  $   10.781   $   11.197
 Number of Units Outstanding at End of Year                      --        --        --        --     244,914      251,607
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.16  $   7.07  $  4.651  $    6.175   $    6.398
 Accumulation Unit Value Ending                            $   8.16  $   7.07  $  4.651  $  6.175  $    6.398   $    7.041
 Number of Units Outstanding at End of Year                  11,130    97,242   108,296   308,042     439,952      492,261
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN INCOME & GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.28  $   7.81  $  5.284  $    6.738   $    7.137
 Accumulation Unit Value Ending                            $   9.28  $   7.81  $  5.284  $  6.738  $    7.137   $    7.252
 Number of Units Outstanding at End of Year                  32,338    92,660   202,665   354,359     396,418      381,157
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   7.68  $   6.34  $  4.116  $    5.447   $    5.788
 Accumulation Unit Value Ending                            $   7.68  $   6.34  $  4.116  $  5.447  $    5.788   $    6.506
 Number of Units Outstanding at End of Year                  62,468   136,468   264,242   542,296     727,607      721,253
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.44  $   8.67  $  5.996  $    8.703   $    9.663
 Accumulation Unit Value Ending                            $   9.44  $   8.67  $  5.996  $  8.703  $    9.663   $   10.424
 Number of Units Outstanding at End of Year                 123,576   107,872   295,309   836,891     999,864    1,007,060
---------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION - CLASS O SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   7.22  $   4.99  $  3.619  $    5.060   $    5.793
 Accumulation Unit Value Ending                            $   7.22  $   4.99  $  3.619  $  5.060  $    5.793   $    6.651
 Number of Units Outstanding at End of Year                   5,134   116,699   128,015   283,201     359,793      408,709
---------------------------------------------------------------------------------------------------------------------------
DWS BALANCED - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                               --        --        --        --          --   $   10.000
 Accumulation Unit Value Ending                                  --        --        --        --          --   $   10.562
 Number of Units Outstanding at End of Year                      --        --        --        --          --      140,966
---------------------------------------------------------------------------------------------------------------------------
DWS BOND - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                         $  10.00  $  10.61  $  11.02  $ 11.655  $   12.026   $   12.447
 Accumulation Unit Value Ending                            $  10.19  $  11.02  $ 11.655  $ 12.026  $   12.447   $   12.544
 Number of Units Outstanding at End of Year                  24,670    60,002    89,305   179,258     242,774      235,908
---------------------------------------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                         $  10.00  $   9.12  $   6.75  $  5.313  $    7.780   $    9.425
 Accumulation Unit Value Ending                            $   9.12  $   6.75  $  5.313  $  7.780  $    9.425   $   10.942
 Number of Units Outstanding at End of Year                  11,777    24,877    51,809   159,642     254,808      309,298
---------------------------------------------------------------------------------------------------------------------------
DWS GROWTH & INCOME - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                         $  10.00  $   9.59  $   8.35  $  6.305  $    7.849   $    8.492
 Accumulation Unit Value Ending                            $   9.59  $   8.35  $  6.305  $  7.849  $    8.492   $    8.847
 Number of Units Outstanding at End of Year                   3,100    23,428    37,769    76,611      99,749       85,054
---------------------------------------------------------------------------------------------------------------------------
DWS INTERNATIONAL - CLASS A SUB-ACCOUNT (2)
 Accumulation Unit Value Beginning                         $  10.00  $   8.71  $   5.91  $  4.740  $    5.948   $    6.808
 Accumulation Unit Value Ending                            $   8.71  $   5.91  $  4.740  $  5.948  $    6.808   $    7.768
 Number of Units Outstanding at End of Year                   4,151    18,248    36,822   144,072     174,503      190,759
---------------------------------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME II SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.14  $   7.74  $  9.115  $    6.855   $    7.401
 Accumulation Unit Value Ending                            $   9.14  $   7.74  $  9.115  $  6.855  $    7.401   $    7.726
 Number of Units Outstanding at End of Year                     689     1,970    92,428    51,656      76,744       76,010
---------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  10.61  $  11.15  $ 11.942  $   12.006   $   12.218
 Accumulation Unit Value Ending                            $  10.61  $  11.15  $ 11.942  $ 12.006  $   12.218   $   12.243
 Number of Units Outstanding at End of Year                     230    69,662   408,779   580,553     605,532      530,059
---------------------------------------------------------------------------------------------------------------------------

                                 54  PROSPECTUS



FEDERATED HIGH INCOME BOND II SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.19  $   9.15  $  5.784  $   10.941   $   11.870
 Accumulation Unit Value Ending                            $   9.19  $   9.15  $  5.784  $ 10.941  $   11.870   $   11.968
 Number of Units Outstanding at End of Year                     597    52,109    24,658   246,278     444,657      439,857
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER(SM) - INITIAL CLASS
SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.59  $   9.03  $  8.095  $    9.379   $    9.716
 Accumulation Unit Value Ending                            $   9.59  $   9.03  $  8.095  $  9.379  $    9.716   $    9.929
 Number of Units Outstanding at End of Year                     299    33,474    73,114   116,121     181,632      176,415
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.38  $   8.08  $  7.195  $    9.078   $   10.296
 Accumulation Unit Value Ending                            $   9.38  $   8.08  $  7.195  $  9.078  $   10.296   $   11.826
 Number of Units Outstanding at End of Year                  19,089   104,405   348,537   888,353   1,158,838    1,260,810
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  11.04  $  10.30  $  8.405  $   10.759   $   11.786
 Accumulation Unit Value Ending                            $  11.04  $  10.30  $  8.405  $ 10.759  $   11.786   $   12.255
 Number of Units Outstanding at End of Year                   4,932    75,559   174,403   306,020     434,981      395,964
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.39  $   6.79  $  4.659  $    6.080   $    6.173
 Accumulation Unit Value Ending                            $   8.39  $   6.79  $  4.659  $  6.080  $    6.173   $    6.415
 Number of Units Outstanding at End of Year                  52,890    98,555   305,305   625,498     939,071      831,880
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.04  $   7.80  $  5.960  $    7.516   $    8.166
 Accumulation Unit Value Ending                            $   9.04  $   7.80  $  5.960  $  7.516  $    8.166   $    8.407
 Number of Units Outstanding at End of Year                 102,744   312,663   365,351   978,400   1,444,339    1,362,101
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  10.23  $  10.47  $ 10.456  $   10.373   $   10.311
 Accumulation Unit Value Ending                            $  10.23  $  10.47  $ 10.456  $ 10.373  $   10.311   $   10.435
 Number of Units Outstanding at End of Year                  30,553   140,649   310,441   819,516     618,241      694,730
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.44  $   6.54  $  5.119  $    7.208   $    8.045
 Accumulation Unit Value Ending                            $   8.44  $   6.54  $  5.119  $  7.208  $    8.045   $    9.406
 Number of Units Outstanding at End of Year                   6,868    58,855   109,892   235,043     382,839      426,944
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.62  $   9.00  $  8.273  $    9.267   $    9.878
 Accumulation Unit Value Ending                            $   9.62  $   9.00  $  8.273  $  9.267  $    9.878   $   10.473
 Number of Units Outstanding at End of Year                  43,584   199,196   356,912   699,022     705,500      691,502
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND - INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  10.40  $  11.01  $ 11.943  $   12.480   $   12.743
 Accumulation Unit Value Ending                            $  10.40  $  11.01  $ 11.943  $ 12.480  $   12.743   $   12.767
 Number of Units Outstanding at End of Year                      25   104,700   114,051   254,643     312,969      291,063
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK - SERVICE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  7.734  $   10.132   $   11.765
 Accumulation Unit Value Ending                                  --        --  $  7.734  $ 10.132  $   11.765   $   12.276
 Number of Units Outstanding at End of Year                      --        --    36,688    37,023      71,988       79,929
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $   1000  $   8.32  $   6.15  $  4.441  $    5.746   $    5.898
 Accumulation Unit Value Ending                            $   8.32  $   6.15  $  4.441  $  5.746  $    5.898   $    6.042
 Number of Units Outstanding at End of Year                  98,273   116,481   162,987   251,235     275,805      257,364
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH - INSTITUTIONAL SHARES
SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   6.65  $   3.96  $  2.799  $    3.715   $    4.405
 Accumulation Unit Value Ending                            $   6.65  $   3.96  $  2.799  $  3.715  $    4.405   $    4.860
 Number of Units Outstanding at End of Year                 272,048   266,218   307,400   412,644     466,868      505,828
---------------------------------------------------------------------------------------------------------------------------

                                 55  PROSPECTUS


JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL
SHARES SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.19  $   6.24  $  4.564  $    5.558   $    5.719
 Accumulation Unit Value Ending                            $   8.19  $   6.24  $  4.564  $  5.558  $    5.719   $    5.947
 Number of Units Outstanding at End of Year                  66,346   167,331   245,789   365,025     414,342      364,847
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INVESTORS - CLASS I
SUB-ACCOUNT (4)
 Accumulation Unit Value Beginning                               --        --        --        --  $   10.000   $   10.913
 Accumulation Unit Value Ending                                  --        --        --        --  $   10.913   $   11.419
 Number of Units Outstanding at End of Year                      --        --        --        --      47,102       45,145
---------------------------------------------------------------------------------------------------------------------------
LSA BALANCED (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  8.646          --           --
 Accumulation Unit Value Ending                                  --        --  $  8.646  $ 10.973          --           --
 Number of Units Outstanding at End of Year                      --        --     2,157    46,166          --           --
---------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.15  $   5.33  $  3.465  $    4.432   $    4.917
 Accumulation Unit Value Ending                            $   8.15  $   5.33  $  3.465  $  4.432  $    4.917   $    5.273
 Number of Units Outstanding at End of Year                  66,991   107,324   123,692   227,669     274,686      269,766
---------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.85  $   8.13  $  6.308  $    7.567   $    8.276
 Accumulation Unit Value Ending                            $   9.85  $   8.13  $  6.308  $  7.567  $    8.276   $    8.724
 Number of Units Outstanding at End of Year                   3,223     22985    52,812   121,843     136,211      135,382
---------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.97  $   8.36  $  5.615  $    7.374   $    7.715
 Accumulation Unit Value Ending                            $   8.97  $   8.36  $  5.615  $  7.374  $    7.715   $    7.975
 Number of Units Outstanding at End of Year                 113,237   118,208   205,837   477,819     623,501      560,525
---------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.87  $   6.86  $  5.084  $    6.227   $    7.085
 Accumulation Unit Value Ending                            $   8.87  $   6.86  $  5.084  $  6.227  $    7.085   $    7.502
 Number of Units Outstanding at End of Year                   6,208    23,332    32,958    50,336      53,593       52,102
---------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  11.20  $  11.03  $ 10.273  $   11.736   $   12.832
 Accumulation Unit Value Ending                            $  11.20  $  11.03  $ 10.273  $ 11.736  $   12.832   $   12.959
 Number of Units Outstanding at End of Year                   8,401    60,889   250,026   454,021     590,723      622,265
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  7.818  $   11.076   $   12.965
 Accumulation Unit Value Ending                                  --        --  $  7.818  $ 11.076  $   12.965   $   13.972
 Number of Units Outstanding at End of Year                      --        --    41,593   193,863     323,468      312,606
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED) -
ADMINISTRATIVE SHARES SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $ 10.526  $   10.571   $   10.960
 Accumulation Unit Value Ending                                  --        --  $ 10.526  $ 10.571  $   10.960   $   11.319
 Number of Units Outstanding at End of Year                      --        --     4,596    79,683     100,873      106,489
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN - ADMINISTRATIVE SHARES
SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $ 10.518  $   10.851   $   11.178
 Accumulation Unit Value Ending                                  --        --  $ 10.518  $ 10.851  $   11.178   $   11.247
 Number of Units Outstanding at End of Year                      --        --    85,455   428,033     604,097      614,406
---------------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --        --        --  $   10.000   $   10.772
 Accumulation Unit Value Ending                                  --        --        --        --  $   10.772   $   10.870
 Number of Units Outstanding at End of Year                      --        --        --        --      91,944      106,673
---------------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP SMALL CAP SUB-ACCOUNT (3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  7.173  $   10.051   $   11.637
 Accumulation Unit Value Ending                                  --        --  $  7.173  $ 10.051  $   11.637   $   11.436
 Number of Units Outstanding at End of Year                      --        --     8,929   172,641     244,720      236,295
---------------------------------------------------------------------------------------------------------------------------

                                 56  PROSPECTUS


PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  8.168  $   11.059   $   13.141
 Accumulation Unit Value Ending                                  --        --  $  8.168  $ 11.059  $   13.141   $   14.727
 Number of Units Outstanding at End of Year                      --        --     6,727    39,731      58,105       61,333
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.63  $   8.95  $  6.870  $    7.992   $    8.380
 Accumulation Unit Value Ending                            $   9.63  $   8.95  $  6.870  $  7.992  $    8.380   $    8.157
 Number of Units Outstanding at End of Year                     903     7,596    31,178    54,246      63,858       58,249
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT (5)
 Accumulation Unit Value Beginning                         $  10.00  $   9.25  $   7.50  $  6.001  $    8.093   $    9.486
 Accumulation Unit Value Ending                            $   9.25  $   7.50  $  6.001  $  8.093  $    9.486   $   10.525
 Number of Units Outstanding at End of Year                       0     1,363       189       186         182          180
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  11.70  $  11.36  $  9.262  $   11.201   $   12.683
 Accumulation Unit Value Ending                            $  11.70  $  11.36  $  9.262  $ 11.201  $   12.683   $   12.925
 Number of Units Outstanding at End of Year                   1,615    18,026    19,587    30,898     100,258       68,271
---------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY II - INVESTOR CLASS SUB-ACCOUNT
 Accumulation Unit Value(1) Beginning                      $  10.00  $  10.15  $   9.60  $  6.899  $    9.284           --
 Accumulation Unit Value Ending                            $  10.15  $   9.60  $  6.899  $  9.284  $   10.780           --
 Number of Units Outstanding at End of Year                   4,607   117,620   278,117   409,953     454,476           --
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $  11.52  $  11.48  $  9.895  $   12.073   $   13.627
 Accumulation Unit Value Ending                            $  11.52  $  11.48  $  9.895  $ 12.073  $   13.627   $   13.909
 Number of Units Outstanding at End of Year                     113    47,501   228,732   526,597     761,565      796,314
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   8.55  $   6.53  $  5.239  $    6.716   $    7.505
 Accumulation Unit Value Ending                            $   8.55  $   6.53  $  5.239  $  6.716  $    7.505   $    8.554
 Number of Units Outstanding at End of Year                   5,575    16,460    39,170   110,909     176,753      203,771
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH - I SUB-ACCOUNT (6)
 Accumulation Unit Value Beginning                         $  10.00  $  10.06  $   9.79  $  7.569  $   10.288   $   11.957
 Accumulation Unit Value Ending                            $  10.06  $   9.79  $  7.569  $ 10.288  $   11.957   $   13.476
 Number of Units Outstanding at End of Year                   6,092    82,744   231,318   574,018     675,635      621,478
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH - I SUB-ACCOUNT
 Accumulation Unit Value Beginning                         $  10.00  $   9.01  $   7.80  $  5.489  $    7.284   $    7.933
 Accumulation Unit Value Ending                            $   9.01  $   7.80  $  5.489  $  7.284  $    7.933   $    8.140
 Number of Units Outstanding at End of Year                       0    14,973    80,509    84,065     120,707      126,892
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
(3)
 Accumulation Unit Value Beginning                               --        --        --        --  $   10.000   $   11.114
 Accumulation Unit Value Ending                                  --        --        --        --  $   11.114   $   12.130
 Number of Units Outstanding at End of Year                      --        --        --        --      77,019       52,894
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
(3)
 Accumulation Unit Value Beginning                               --        --  $  10.00  $  8.133  $   10.199   $   11.431
 Accumulation Unit Value Ending                                  --        --  $  8.133  $ 10.199  $   11.431   $   12.319
 Number of Units Outstanding at End of Year                      --        --    12,359   106,750     238,529      277,577
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
(7)(8)
 Accumulation Unit Value Beginning                               --        --        --        --  $   10.000   $   11.290
 Accumulation Unit Value Ending                                  --        --        --        --  $   11.290   $   12.455
 Number of Units Outstanding at End of Year                      --        --        --        --     220,091      280,918
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY SUB-ACCOUNT (9)
 Accumulation Unit Value Beginning                               --        --        --        --          --   $   10.000
 Accumulation Unit Value Ending                                  --        --        --        --          --   $   11.435
 Number of Units Outstanding at End of Year                      --        --        --        --          --      177,119
---------------------------------------------------------------------------------------------------------------------------

                                 57  PROSPECTUS


WELLS FARGO ADVANTAGE OPPORTUNITY SUB-ACCOUNT (9)
 Accumulation Unit Value Beginning                               --        --        --        --          --   $   10.000
 Accumulation Unit Value Ending                                  --        --        --        --          --   $   10.996
 Number of Units Outstanding at End of Year                      --        --        --        --          --      449,486
---------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

(2) Effective 2/6/2006, Scudder Investments has changed its name to DWS Scudder Investments, accordingly we have made a corresponding change to the names of the Sub-Accounts.

(3) First offered 5/1/02.

(4) Effective 5/1/2006, the Salomon Brothers Variable Series Funds Inc. have been rebranded Legg Mason Partners Variable Portfolios I, Inc., accordingly we have made a corresponding change to the names of the Sub-Accounts.



(5) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(7) First offered 4/30/04.

(8) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(9) Effective May 1, 2006, the Wells Fargo Advantage Discovery Fund changed its name to the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund changed its name to the Wells Fargo Advantage Opportunity Fund, accordingly we have made the corresponding changes to the names of the Sub-Accounts.

(10) A brief explanation of how performance of the Sub-Accounts are calculated may be found in the Statement of Additional Information.






                                 58  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:                        $ 40,000.00
Guarantee Period:                        5 Years
Guaranteed Interest Rate:                5% Annual Effective Rate
5-year Treasury Rate at Time of
Purchase Payment:                        6%

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

  (a) the greater of:

  .  earnings not previously withdrawn; or

  .  15% of your total Purchase Payments in the most recent seven years; plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

  .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.


EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT
A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

  $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $38,832.00 = $42,000.00 - $648.00 - $2,520.00


EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT
An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year


                                 59  PROSPECTUS

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

  $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

  $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

  $40,128.00 = $42,000.00 + $648.00 - $2,520.00


EXAMPLE OF A PARTIAL WITHDRAWAL
If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows

Let:                 AW   =    the total amount to be withdrawn
                                from your Contract Value
                     MVA  =    Market Value Adjustment
                     WC   =    Withdrawal Charge
                     AW'  =    amount subject to Market Value
                                Adjustment and Withdrawal Charge

Then                 AW   -    $20,000.00 = WC - MVA

:

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW - $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC - MVA.

  MVA = - .018 X AW'

  WC = .07 X AW'

  WC - MVA = .088AW'

  AW' - $14,000.00 = .088AW'

  AW' = $14,000.00 / (1 - .088) = $15,350.88

  MVA = - .018 X $15,350.88 = - $276.32

  WC = .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

                                                                                AW'  =    amount that MVA & WC are applied to
                                                                                     =    amount withdrawn in excess of Free
                                                                                          Amount = $20,000.00 - $6,000.00 =
                                                                                          $14,000.00
                                                                                MVA  =    - .018 X $14,000.00 = - $252.00
                                                                                WC   =    .07 X $14,000.00 = $980.00


You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.


EXAMPLE OF FREE WITHDRAWAL AMOUNT
Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).


                                 60  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

 This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-865-5237 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469
              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2006.

                                TABLE OF CONTENTS

                                                                       PAGE
The Contract...........................................................S-2
     Annuity Payments..................................................S-2
     Initial Monthly Annuity Payment...................................S-2
     Subsequent Monthly Payments.......................................S-2
     Transfers After Annuity Date......................................S-2
     Annuity Unit Value................................................S-3
     Illustrative Example of Annuity Unit Value Calculation ...........S-3
     Illustrative Example of Variable Annuity Payments.................S-3

Experts................................................................S-17

Financial Statements...................................................S-17




                                  THE CONTRACT

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Allstate Life Insurance Company ("Allstate Life") announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit Lincoln Benefit Life Company ("Lincoln Benefit"). The Agreement also provides that Lincoln Benefit and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

     (b) the Payment Option you have selected;

     (c) the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.




ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

     (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

        Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142 = $101.19888
                             ---------------------
                                    1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.



                                     EXPERTS

The financial statements of Lincoln Benefit Life Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The financial statements of the Subaccounts comprising the Separate Account as of December 31, 2005, and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.



                                                      Accumulation Unit Values(1)
                                                 Basic Policy plus Death Benefit Rider

Year ending December 31,                               1998       1999        2000       2001        2002
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                            --         --          --         --          --
Accumulation Unit Value Ending                               --         --          --         --          --
Number of Units Outstanding at End of Year                   --         --          --         --          --
Alger American Growth - Class O
Accumulation Unit Value Beginning                       $10.000    $11.920     $15.710    $13.190     $11.470
Accumulation Unit Value Ending                          $11.920    $15.710     $13.190    $11.470      $7.573
Number of Units Outstanding at End of Year               15,244    231,260     392,729    426,132     369,719
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                       $10.000    $11.490     $16.130    $15.690     $13.250
Accumulation Unit Value Ending                          $12.800    $16.130     $15.690    $13.250      $8.999
Number of Units Outstanding at End of Year                4,249    248,187     455,124    579,045     590,474
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                       $10.000    $12.800     $22.460    $16.640     $13.790
Accumulation Unit Value Ending                          $12.800    $22.460     $16.640    $13.790      $8.982
Number of Units Outstanding at End of Year                4,249     97,191     218,773    220,051     207,042
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                       $10.000    $11.590     $15.060    $16.200     $19.930
Accumulation Unit Value Ending                          $11.590    $15.060     $16.200    $19.930     $10.366
Number of Units Outstanding at End of Year                8,615     39,695     210,363    2473,39     222,668
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                       $10.000    $11.300     $15.980    $11.460      $7.960
Accumulation Unit Value Ending                          $11.300    $15.980     $11.460     $7.960      $5.791
Number of Units Outstanding at End of Year                2,569     33,114      71,824    120,316     178,044
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                       $10.000    $10.180      $9.940    $10.830     $11.290
Accumulation Unit Value Ending                          $10.180     $9.950     $10.830    $11.290     $11.976
Number of Units Outstanding at End of Year                2,343     279,38      72,535    198,874     231,418
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                       $10.000    $10.760     $17.600    $16.430     $12.210
Accumulation Unit Value Ending                          $10.760    $17.600     $16.430    $12.210      $9.639
Number of Units Outstanding at End of Year                    0     10,302       29,46     53,405      43,427
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                       $10.000    $10.510     $10.990    $10.610      $9.270
Accumulation Unit Value Ending                          $10.510    $10.990     $10.610     $9.270      $7.025
Number of Units Outstanding at End of Year                1,708     37,864      72,202     72,414      78,772
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                       $10.000    $10.370     $15.800    $12.190      $8.310
Accumulation Unit Value Ending                          $10.370    $15.800     $12.190     $8.310      $6.684
Number of Units Outstanding at End of Year                5,932     21,515      42,270     42,578      58,038
Federated High Income Bond II
Accumulation Unit Value Beginning                       $10.000     $9.840      $9.920     $8.900      $8.890
Accumulation Unit Value Ending                           $9.840     $9.920      $8.900     $8.890      $8.881
Number of Units Outstanding at End of Year                7,379     64,354      83,036    174,251     167,054
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                       $10.000    $10.260     $10.050    $10.990     $11.600
Accumulation Unit Value Ending                          $10.260    $10.050     $10.990    $11.600     $12.463
Number of Units Outstanding at End of Year               10,599     90,255      94,501    328,232     721,957
Federated Capital Income II
Accumulation Unit Value Beginning                       $10.000    $11.130     $11.150    $10.010      $8.510
Accumulation Unit Value Ending                          $11.130    $11.150     $10.010     $8.510      $6.379
Number of Units Outstanding at End of Year               23,112    149,567     206,040    222,626     198,273
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                       $10.000    $10.800     $11.820    $11.190     $10.580
Accumulation Unit Value Ending                          $10.800    $11.820     $11.190    $10.580      $9.518
Number of Units Outstanding at End of Year                7,062     66,166     125,550    130,300     131,396
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.450     $14.020    $12.910     $11.160
Accumulation Unit Value Ending                          $11.450    $14.020     $12.910    $11.160      $9.972
Number of Units Outstanding at End of Year               22,847    262,116     536,494    609,613     654,730
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                       $10.000    $10.820     $11.340    $12.120     $11.350
Accumulation Unit Value Ending                          $10.820    $11.340     $12.120    $11.350      $9.293
Number of Units Outstanding at End of Year               19,830    375,346     528,647    699,174     667,345
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.620     $15.730    $13.810     $11.200
Accumulation Unit Value Ending                          $11.620    $15.730     $13.810    $11.200      $7.718
Number of Units Outstanding at End of Year               11,279    208,899     440,239    573,703     501,312
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.350     $13.490    $12.050     $10.440
Accumulation Unit Value Ending                          $11.350    $13.490     $12.050    $10.440      $8.002
Number of Units Outstanding at End of Year              136,539    686,148   1,185,590  1,324,584   1,227,528
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                       $10.000    $10.140     $10.510    $11.010     $11.310
Accumulation Unit Value Ending                          $10.140    $10.510     $11.010    $11.310     $11.336
Number of Units Outstanding at End of Year               53,103    435,122     503,912    713,649     835,286
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                       $10.000    $10.490     $14.750    $11.760      $9.130
Accumulation Unit Value Ending                          $10.490    $14.750     $11.760     $9.130      $7.177
Number of Units Outstanding at End of Year                2,466     17,998      65,348     48,863      58,369
Janus Aspen Series Mid Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                       $10.000    $12.260     $27.240    $18.310     $10.920
Accumulation Unit Value Ending                          $12.260    $27.240     $18.310    $10.920      $7.758
Number of Units Outstanding at End of Year                4,799    105,275     348,193    327,949     298,122
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                       $10.000    $11.680     $14.590    $14.050     $13.200
Accumulation Unit Value Ending                          $11.680    $14.590     $14.050    $13.200     $12.173
Number of Units Outstanding at End of Year               18,636    421,211     880,707  1,073,528   1,073,713
Janus Aspen Series Flexible Bond - Institutional
Shares
Accumulation Unit Value Beginning                       $10.000    $10.240     $10.260    $10.740     $11.410
Accumulation Unit Value Ending                          $10.240    $10.260     $10.740    $11.410     $12.422
Number of Units Outstanding at End of Year                7,491     50,882      95,620    201,415     364,612
Janus Aspen Series Large Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                       $10.000    $11.850     $16.810    $14.160     $10.500
Accumulation Unit Value Ending                          $11.850    $16.810     $14.160    $10.500      $7.608
Number of Units Outstanding at End of Year               14,182    338,171     824,297    831,836     709,678
Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --      $7.752
Number of Units Outstanding at End of Year                   --         --          --         --      10,436
Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                       $10.000    $10.680     $17.300    $14.380     $10.990
Accumulation Unit Value Ending                          $10.680    $17.300     $14.380    $10.990      $8.072
Number of Units Outstanding at End of Year               60,930    411,137     825,885    882,326     778,175
Legg Mason Partners Variable Investors Portfolio -
Class I
Accumulation Unit Value Beginning                            --         --          --         --          --
Accumulation Unit Value Ending                               --         --          --         --          --
Number of Units Outstanding at End of Year                   --         --          --         --          --
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --      $8.666
Number of Units Outstanding at End of Year                   --         --          --         --       1,504
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.740     $20.450    $16.200     $10.620
Accumulation Unit Value Ending                          $11.740    $20.450     $16.200    $10.620      $6.933
Number of Units Outstanding at End of Year                   91     30,880      95,426    1199,39     101,782
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.190     $11.760    $11.580      $9.590
Accumulation Unit Value Ending                          $11.190    $11.760     $11.580     $9.590      $7.471
Number of Units Outstanding at End of Year                8,633    111,594     186,023    212,902     214,241
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.340     $19.390    $18.730     $17.530
Accumulation Unit Value Ending                          $11.340    $19.390     $18.730    $17.530     $11.814
Number of Units Outstanding at End of Year                2,858     21,614      92,514    102,691     134,660
MFS Research - Initial Class
Accumulation Unit Value Beginning                       $10.000    $11.070     $13.530    $12.690      $9.850
Accumulation Unit Value Ending                          $11.070    $13.530     $12.690     $9.850      $7.325
Number of Units Outstanding at End of Year                2,305     39,021      88,470    161,595     154,173
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                       $10.000    $10.600     $10.770    $12.320     $12.170
Accumulation Unit Value Ending                          $10.600    $10.770     $12.320    $12.170     $11.373
Number of Units Outstanding at End of Year                8,539     43,038      99,543    366,464     351,276
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                            --         --          --         --          --
Accumulation Unit Value Ending                               --         --          --         --          --
Number of Units Outstanding at End of Year                   --         --          --         --          --
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --      $7.190
Number of Units Outstanding at End of Year                   --         --          --         --      28,026
Oppenheimer Main Street Small Cap Fund/VA -
Service Shares (3)
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --      $7.837
Number of Units Outstanding at End of Year                   --         --          --         --      42,259
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --     $10.551
Number of Units Outstanding at End of Year                   --         --          --         --      18,833
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --     $10.543
Number of Units Outstanding at End of Year                   --         --          --         --     262,044
Putnam VT International Growth and Income - Class
IB
Accumulation Unit Value Beginning                            --         --          --         --     $10.000
Accumulation Unit Value Ending                               --         --          --         --      $8.187
Number of Units Outstanding at End of Year                   --         --          --         --      20,588
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                            --    $10.000     $10.060         --          --
Accumulation Unit Value Ending                               --    $10.060     $10.220         --          --
Number of Units Outstanding at End of Year                   --      4,666       7,230         --          --
STI Classic International Equity (6)
Accumulation Unit Value Beginning                            --    $10.000     $10.500    $10.220      $9.540
Accumulation Unit Value Ending                               --    $10.500      $9.999     $9.540      $7.343
Number of Units Outstanding at End of Year                   --         --          --     21,447      50,281
STI Classic Value Income Stock
Accumulation Unit Value Beginning                            --    $10.000      $8.630     $9.999      $8.130
Accumulation Unit Value Ending                               --     $8.630      $9.390     $8.130      $6.525
Number of Units Outstanding at End of Year                   --        665       1,640      1,603       1,695
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                       $10.000    $11.410     $21.350     $9.390      $9.150
Accumulation Unit Value Ending                          $11.410    $21.350     $17.920     $9.150      $7.485
Number of Units Outstanding at End of Year                3,091     36,267     125,889     34,717      18,860
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                       $10.000    $10.930     $14.530    $17.920     $12.220
Accumulation Unit Value Ending                          $10.930    $14.530     $15.270    $12.220      $7.524
Number of Units Outstanding at End of Year                1,370     24,845      79,800    114,860     116,972
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                       $10.000    $10.780     $11.020    $15.270     $14.490
Accumulation Unit Value Ending                          $10.780    $11.020     $12.270    $14.490     $10.449
Number of Units Outstanding at End of Year               13,978     76,739     148,784    253,260     325,479
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                       $10.000    $10.770     $14.150    $12.270     $12.270
Accumulation Unit Value Ending                          $10.770    $14.150     $11.460    $12.270     $10.510
Number of Units Outstanding at End of Year                5,160     27,663      75,690    397,546     463,033
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                       $10.000    $11.490     $14.020    $11.460      $8.790
Accumulation Unit Value Ending                          $11.490    $14.020     $14.840     $8.790      $7.075
Number of Units Outstanding at End of Year               43,441     96,322     143,110     92,414      80,308
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                       $10.000    $11.240     $12.490    $14.840     $14.490
Accumulation Unit Value Ending                          $11.240    $12.490     $11.000    $14.490     $11.246
Number of Units Outstanding at End of Year                4,213     21,505      16,894    170,663     283,461
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                            --         --          --    $11.000      $9.560
Accumulation Unit Value Ending                               --         --          --     $9.560      $6.754
Number of Units Outstanding at End of Year                   --         --          --     25,250      47,851
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                            --         --          --         --          --
Accumulation Unit Value Ending                               --         --          --         --          --
Number of Units Outstanding at End of Year                   --         --          --         --          --
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                            --         --          --         --          --
Accumulation Unit Value Ending                               --         --          --         --          --
Number of Units Outstanding at End of Year                   --         --          --         --          --



Year ending December 31,                                      2003      2004      2005
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                  --   $10.000   $10.806
Accumulation Unit Value Ending                                     --   $10.806   $11.263
Number of Units Outstanding at End of Year                         --   105,095    90,403
Alger American Growth - Class O
Accumulation Unit Value Beginning                              $7.573   $10.089   $10.490
Accumulation Unit Value Ending                                $10.089   $10.490   $11.584
Number of Units Outstanding at End of Year                    352,827   311,988   260,355
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                              $8.999   $11.516   $12.241
Accumulation Unit Value Ending                                $11.516   $12.241   $12.480
Number of Units Outstanding at End of Year                    538,098   425,601   358,612
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                              $8.982   $11.927   $12.717
Accumulation Unit Value Ending                                $11.927   $12.717   $14.346
Number of Units Outstanding at End of Year                    184,952   167,237   149,408
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                             $10.366   $15.100   $16.824
Accumulation Unit Value Ending                                $15.100   $16.824   $18.212
Number of Units Outstanding at End of Year                    261,593   253,128   299,207
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                              $5.791    $8.124    $9.334
Accumulation Unit Value Ending                                 $8.124    $9.334   $10.753
Number of Units Outstanding at End of Year                    192,091   311,336   234,525
DWS Balanced VIP - Class A (2)
Accumulation Unit Value Beginning                                  --        --   $10.000
Accumulation Unit Value Ending                                     --        --   $10.587
Number of Units Outstanding at End of Year                         --        --   207,687
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                             $11.976   $12.401   $12.880
Accumulation Unit Value Ending                                $12.401   $12.880   $13.026
Number of Units Outstanding at End of Year                    212,847   192,033   178,999
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                              $9.639   $14.164   $17.220
Accumulation Unit Value Ending                                $14.164   $17.220   $20.059
Number of Units Outstanding at End of Year                     64,362    71,497    75,988
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                              $7.025    $8.776    $9.528
Accumulation Unit Value Ending                                 $8.776    $9.528    $9.961
Number of Units Outstanding at End of Year                     84,611    80,031    72,967
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                              $6.684    $8.416    $9.666
Accumulation Unit Value Ending                                 $8.416    $9.666   $11.068
Number of Units Outstanding at End of Year                     60,739    60,597    51,493
Federated High Income Bond II
Accumulation Unit Value Beginning                              $8.881   $10.698   $11.647
Accumulation Unit Value Ending                                $10.698   $11.647   $11.785
Number of Units Outstanding at End of Year                    281,700   312,748   277,207
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                             $12.463   $12.574   $12.840
Accumulation Unit Value Ending                                $12.574   $12.840   $12.913
Number of Units Outstanding at End of Year                    545,703   486,928   413,083
Federated Capital Income II
Accumulation Unit Value Beginning                              $6.379    $7.586    $8.219
Accumulation Unit Value Ending                                 $7.586    $8.219    $8.610
Number of Units Outstanding at End of Year                    165,477   131,886   106,523
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                              $9.518   $11.067   $11.504
Accumulation Unit Value Ending                                $11.067   $11.504   $11.798
Number of Units Outstanding at End of Year                    127,905   135,064   127,362
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                              $9.972   $12.626   $14.370
Accumulation Unit Value Ending                                $12.626   $14.370   $16.563
Number of Units Outstanding at End of Year                    761,503   795,462   927,577
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                              $9.293   $11.938   $13.123
Accumulation Unit Value Ending                                $11.938   $13.123   $13.693
Number of Units Outstanding at End of Year                    634,962   642,647   573,244
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                              $7.718   $10.106   $10.297
Accumulation Unit Value Ending                                $10.106   $10.297   $10.738
Number of Units Outstanding at End of Year                    486,055   475,294   399,645
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                              $8.002   $10.128   $11.042
Accumulation Unit Value Ending                                $10.128   $11.042   $11.408
Number of Units Outstanding at End of Year                  1,247,222 1,204,079 1,122,061
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                             $11.336   $11.284   $11.256
Accumulation Unit Value Ending                                $11.284   $11.256   $11.432
Number of Units Outstanding at End of Year                    669,921   627,640   675,260
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                              $7.177   $10.141   $11.358
Accumulation Unit Value Ending                                $10.141   $11.358   $13.328
Number of Units Outstanding at End of Year                    117,299   133,210   146,833
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                              $7.758   $10.331   $12.295
Accumulation Unit Value Ending                                $10.331   $12.295   $13.610
Number of Units Outstanding at End of Year                    276,454   397,665   212,827
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                             $12.173   $13.684   $14.637
Accumulation Unit Value Ending                                $13.684   $14.637   $15.574
Number of Units Outstanding at End of Year                    904,975   813,548   672,165
Janus Aspen Series Flexible Bond- Institutional Shares
Accumulation Unit Value Beginning                             $12.422   $13.026   $13.347
Accumulation Unit Value Ending                                $13.026   $13.347   $13.419
Number of Units Outstanding at End of Year                    372,832   319,960   280,904
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                              $7.608    $9.877   $10.175
Accumulation Unit Value Ending                                 $9.877   $10.175   $10.459
Number of Units Outstanding at End of Year                    621,129   528,557   429,458
Janus Aspen Series Foreign Stock - Service Shares (3)
Accumulation Unit Value Beginning                              $7.752   $10.191   $11.875
Accumulation Unit Value Ending                                $10.191   $11.875   $12.435
Number of Units Outstanding at End of Year                     18,409    38,184    31,133
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                              $8.072    $9.864   $10.187
Accumulation Unit Value Ending                                 $9.864   $10.187   $10.630
Number of Units Outstanding at End of Year                    632,423   540,179   448,723
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                  --   $10.000   $10.939
Accumulation Unit Value Ending                                     --   $10.939   $11.487
Number of Units Outstanding at End of Year                         --    16,313    15,313
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                              $8.666   $11.037        --
Accumulation Unit Value Ending                                $11.037   $11.163        --
Number of Units Outstanding at End of Year                     46,534         0        --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                              $6.933    $8.899    $9.908
Accumulation Unit Value Ending                                 $8.899    $9.908   $10.663
Number of Units Outstanding at End of Year                     99,508    77,890    76,604
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                              $7.471    $8.994    $9.871
Accumulation Unit Value Ending                                 $8.994    $9.871   $10.441
Number of Units Outstanding at End of Year                    191,488   166,320   150,121
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                             $11.814   $15.570   $16.346
Accumulation Unit Value Ending                                $15.570   $16.346   $16.957
Number of Units Outstanding at End of Year                    142,686   104,037    83,431
MFS Research - Initial Class
Accumulation Unit Value Beginning                              $7.325    $9.003   $10.280
Accumulation Unit Value Ending                                 $9.003   $10.280   $10.923
Number of Units Outstanding at End of Year                    141,365   104,339    89,332
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                             $11.373   $13.039   $14.307
Accumulation Unit Value Ending                                $13.039   $14.307   $14.499
Number of Units Outstanding at End of Year                    431,129   484,074   531,136
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                                  --   $10.000   $10.798
Accumulation Unit Value Ending                                     --   $10.798   $10.934
Number of Units Outstanding at End of Year                         --    59,439    50,470
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                              $7.190   $10.110   $11.746
Accumulation Unit Value Ending                                $10.110   $11.746   $11.584
Number of Units Outstanding at End of Year                     78,738   101,370    81,514
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
(3)
Accumulation Unit Value Beginning                              $7.837   $11.141   $13.087
Accumulation Unit Value Ending                                $11.141   $13.087   $14.152
Number of Units Outstanding at End of Year                     81,748   106,022   156,180
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                             $10.551   $10.633   $11.063
Accumulation Unit Value Ending                                $10.633   $11.063   $11.466
Number of Units Outstanding at End of Year                     48,475    64,555    71,226
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                             $10.543   $10.915   $11.283
Accumulation Unit Value Ending                                $10.915   $11.283   $11.392
Number of Units Outstanding at End of Year                    477,147   496,866   437,361
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                              $8.187   $11.124   $13.264
Accumulation Unit Value Ending                                $11.124   $13.264   $14.917
Number of Units Outstanding at End of Year                     33,361    60,246    51,308
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                              $7.343    $8.573    $9.020
Accumulation Unit Value Ending                                 $8.573    $9.020    $8.810
Number of Units Outstanding at End of Year                     66,395    62,996    44,867
STI Classic International Equity (6)
Accumulation Unit Value Beginning                              $6.525    $8.831   $10.388
Accumulation Unit Value Ending                                 $8.831   $10.388   $11.565
Number of Units Outstanding at End of Year                      1,724     1,785     1,842
STI Classic Value Income Stock
Accumulation Unit Value Beginning                              $7.485    $9.083   $10.321
Accumulation Unit Value Ending                                 $9.083   $10.321   $10.555
Number of Units Outstanding at End of Year                     19,189    54,649    46,116
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                              $7.524    $9.953        --
Accumulation Unit Value Ending                                 $9.953   $11.689        --
Number of Units Outstanding at End of Year                    119,849   124,471        --
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                             $10.449   $14.110        --
Accumulation Unit Value Ending                                $14.110   $16.441        --
Number of Units Outstanding at End of Year                    282,337   224,911        --
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                             $10.510   $13.000   $14.724
Accumulation Unit Value Ending                                $13.000   $14.724   $15.082
Number of Units Outstanding at End of Year                    529,345   637,860   582,053
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                              $7.075    $9.102   $10.207
Accumulation Unit Value Ending                                 $9.102   $10.207   $11.673
Number of Units Outstanding at End of Year                    100,861   108,187   107,804
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                             $11.246   $15.340   $17.892
Accumulation Unit Value Ending                                $15.340   $17.892   $20.234
Number of Units Outstanding at End of Year                    396,986   398,739   326,796
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                              $6.754    $8.993    $9.828
Accumulation Unit Value Ending                                 $8.993    $9.828   $10.121
Number of Units Outstanding at End of Year                     51,497    48,594    78,987
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                                  --   $10.000   $11.141
Accumulation Unit Value Ending                                     --   $11.141   $12.202
Number of Units Outstanding at End of Year                         --    13,718    15,602
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                              $8.152   $10.258   $11.538
Accumulation Unit Value Ending                                $10.258   $11.538   $12.478
Number of Units Outstanding at End of Year                    129,668   241,428   280,190
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                                  --   $10.000   $11.317
Accumulation Unit Value Ending                                     --   $11.317   $12.528
Number of Units Outstanding at End of Year                         --   117,397   157,466
Wells Fargo Advantage Discovery  Fund (9)
Accumulation Unit Value Beginning                                  --        --   $10.000
Accumulation Unit Value Ending                                     --        --   $11.464
Number of Units Outstanding at End of Year                         --        --   122,023
Wells Fargo Advantage Opportunity Fund (9)
Accumulation Unit Value Beginning                                  --        --   $10.000
Accumulation Unit Value Ending                                     --        --   $11.024
Number of Units Outstanding at End of Year                         --        --   300,050






                                                      Accumulation Unit Values(1)
                                                Basic Policy plus Income Benefit Rider


Year ending December 31,                                       2000        2001         2002         2003         2004
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                    --          --            --           --     $10.000
Accumulation Unit Value Ending                                       --          --            --           --     $10.795
Number of Units Outstanding at End of Year                           --          --            --           --     124,889
Alger American Growth - Class O
Accumulation Unit Value Beginning                               $10.000      $8.170        $7.090       $4.675      $6.218
Accumulation Unit Value Ending                                   $8.170      $7.090        $4.675       $6.218      $6.456
Number of Units Outstanding at End of Year                       11,665      17,727        57,432      226,455     285,968
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                               $10.000      $9.290        $7.830       $5.311      $6.786
Accumulation Unit Value Ending                                   $9.290      $7.830        $5.311       $6.786      $7.202
Number of Units Outstanding at End of Year                       32,923      45,318       116,814      185,177     215,770
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                               $10.000      $7.690        $6.360       $4.137      $5.485
Accumulation Unit Value Ending                                   $7.690      $6.360        $4.137       $5.485      $5.840
Number of Units Outstanding at End of Year                       24,376      31,328        52,215      133,458     170,900
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                               $10.000      $9.450        $8.690       $6.026      $8.765
Accumulation Unit Value Ending                                   $9.450      $8.690        $6.026       $8.765      $9.751
Number of Units Outstanding at End of Year                        3,811      16,720        45,527      172,689     252,067
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                               $10.000      $7.220        $5.010       $3.637      $5.096
Accumulation Unit Value Ending                                   $7.220      $5.010        $3.637       $5.096      $5.846
Number of Units Outstanding at End of Year                           --       5,455        34,486       99,362     147,944
DWS Balanced VIP - Class A (2)
Accumulation Unit Value Beginning                                    --          --            --           --          --
Accumulation Unit Value Ending                                       --          --            --           --          --
Number of Units Outstanding at End of Year                           --          --            --            -          --
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                               $10.000     $10.620       $11.060      $11.713     $12.111
Accumulation Unit Value Ending                                  $10.620     $11.060       $11.713      $12.111     $12.560
Number of Units Outstanding at End of Year                            0      10,551        13,712       89,535     104,889
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                               $10.000      $9.130        $6.770       $5.340      $7.835
Accumulation Unit Value Ending                                   $9.130      $6.770        $5.340       $7.835      $9.511
Number of Units Outstanding at End of Year                        1,262       4,666        16,395       64,597      85,021
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                               $10.000      $9.600        $8.380       $6.337      $7.904
Accumulation Unit Value Ending                                   $9.600      $8.380        $6.337       $7.904      $8.569
Number of Units Outstanding at End of Year                            0       3,011         6,015       29,722      32,112
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                               $10.000      $8.720        $5.930       $4.764      $5.990
Accumulation Unit Value Ending                                   $8.720      $5.930        $4.764       $5.990      $6.869
Number of Units Outstanding at End of Year                            0         931         7,720       29,032      40,501
Federated High Income Bond II
Accumulation Unit Value Beginning                               $10.000      $9.200        $9.180       $5.813     $11.018
Accumulation Unit Value Ending                                   $9.200      $9.180        $5.813       $6.903     $11.977
Number of Units Outstanding at End of Year                           --      16,922        10,919       25,355     259,206
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                               $10.000     $10.620       $11.180      $12.002     $12.090
Accumulation Unit Value Ending                                  $10.620     $11.180       $12.002      $12.090     $12.328
Number of Units Outstanding at End of Year                            0       8,056        34,157      111,727     159,145
Federated Capital Income II
Accumulation Unit Value Beginning                               $10.000      $9.150        $7.770       $9.160      $6.903
Accumulation Unit Value Ending                                   $9.150      $7.770        $9.160      $11.018      $7.468
Number of Units Outstanding at End of Year                        1,066       9,663        38,618      155,386      42,894
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                               $10.000      $9.600        $9.060       $8.135      $9.445
Accumulation Unit Value Ending                                   $9.600      $9.060        $8.135       $9.445      $9.804
Number of Units Outstanding at End of Year                            0       2,311         5,169       20,603      36,345
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                               $10.000      $9.390        $8.110       $7.231      $9.142
Accumulation Unit Value Ending                                   $9.390      $8.110        $7.231       $9.142     $10.389
Number of Units Outstanding at End of Year                        1,873      19,604        66,509      274,786     398,909
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                               $10.000     $11.050       $10.340       $8.447     $10.835
Accumulation Unit Value Ending                                  $11.050     $10.340        $8.447      $10.835     $11.893
Number of Units Outstanding at End of Year                       29,062      13,148        36,544      172,352     238,847
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                               $10.000      $8.400        $6.810       $4.683      $6.123
Accumulation Unit Value Ending                                   $8.400      $6.810        $4.683       $6.123      $6.229
Number of Units Outstanding at End of Year                        1,959      11,192        30,328      216,283     394,806
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                               $10.000      $9.050        $7.830       $5.990      $7.569
Accumulation Unit Value Ending                                   $9.050      $7.830        $5.990       $7.569      $8.240
Number of Units Outstanding at End of Year                       28,690      59,994       150,953      512,093     653,279
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                               $10.000     $10.240       $10.500      $10.509     $10.446
Accumulation Unit Value Ending                                  $10.240     $10.500       $10.509      $10.446     $10.404
Number of Units Outstanding at End of Year                            0      12,384       105,324       98,684     158,446
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                               $10.000      $8.450        $6.560       $5.144      $7.258
Accumulation Unit Value Ending                                   $8.450      $6.560        $5.144       $7.258      $8.117
Number of Units Outstanding at End of Year                            0       2,037        12,874       61,033     113,024
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                               $10.000      $6.660        $3.970       $2.814      $3.741
Accumulation Unit Value Ending                                   $6.660      $3.970        $2.814       $3.741      $4.445
Number of Units Outstanding at End of Year                       23,498      35,242        57,997       97,942      94,730
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                               $10.000      $9.630        $9.030       $8.314      $9.332
Accumulation Unit Value Ending                                   $9.630      $9.030        $8.314       $9.332      $9.967
Number of Units Outstanding at End of Year                       16,514     103,921       127,383      213,742     241,921
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                               $10.000     $10.410       $11.040      $12.003     $12.567
Accumulation Unit Value Ending                                  $10.410     $11.040       $12.003      $12.567     $12.858
Number of Units Outstanding at End of Year                            0       7,300        26,738       63,249      94,082
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                               $10.000      $8.330        $6.170       $4.463      $5.786
Accumulation Unit Value Ending                                   $8.330      $6.170        $4.463       $5.786      $5.952
Number of Units Outstanding at End of Year                       13,838      55,130       119,868      194,572     194,209
Janus Aspen Series Foreign Stock - Service Shares (3)
Accumulation Unit Value Beginning                                    --          --       $10.000       $7.744     $10.166
Accumulation Unit Value Ending                                       --          --        $7.744      $10.166     $11.828
Number of Units Outstanding at End of Year                           --          --         7,447       18,672      32,276
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                               $10.000      $8.200        $6.260       $4.586      $5.597
Accumulation Unit Value Ending                                   $8.200      $6.260        $4.586       $5.597      $5.771
Number of Units Outstanding at End of Year                           19      46,011        70,099      135,661     164,971
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                    --          --            --           --     $10.000
Accumulation Unit Value Ending                                       --          --            --           --     $10.928
Number of Units Outstanding at End of Year                           --          --            --           --      59,957
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                                    --          --       $10.000       $8.657     $11.010
Accumulation Unit Value Ending                                       --          --        $8.657      $11.010     $11.130
Number of Units Outstanding at End of Year                           --          --         3,951       16,465           0
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                               $10.000      $8.160        $5.340       $3.482      $4.463
Accumulation Unit Value Ending                                   $8.160      $5.340        $3.482       $4.463      $4.962
Number of Units Outstanding at End of Year                       13,552      16,794        31,291       74,519      85,052
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                               $10.000      $9.850        $8.150       $6.339      $7.620
Accumulation Unit Value Ending                                   $9.850      $8.150        $6.339       $7.620      $8.351
Number of Units Outstanding at End of Year                           10       5,123        18,699       55,726      65,590
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                               $10.000      $8.970        $8.390       $5.643      $7.426
Accumulation Unit Value Ending                                   $8.970      $8.390        $5.643       $7.426      $7.785
Number of Units Outstanding at End of Year                        3,618      12,324        43,891      147,866     192,944
MFS Research - Initial Class
Accumulation Unit Value Beginning                               $10.000      $8.880        $6.880       $5.110      $6.271
Accumulation Unit Value Ending                                   $8.880      $6.880        $5.110       $6.271      $7.149
Number of Units Outstanding at End of Year                        1,514      12,325        15,136       19,420      25,693
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                               $10.000     $11.210       $11.060      $10.324     $11.819
Accumulation Unit Value Ending                                  $11.210     $11.060       $10.324      $11.819     $12.948
Number of Units Outstanding at End of Year                        1,046      10,121        54,314      131,451     165,044
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                                    --          --            --           --     $10.000
Accumulation Unit Value Ending                                       --          --            --           --     $10.787
Number of Units Outstanding at End of Year                           --          --            --           --      30,117
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                                    --          --       $10.000       $7.183     $10.084
Accumulation Unit Value Ending                                       --          --        $7.183      $10.084     $11.699
Number of Units Outstanding at End of Year                           --          --         9,769       63,063      99,363
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
(3)
Accumulation Unit Value Beginning                                    --          --       $10.000       $7.829     $11.113
Accumulation Unit Value Ending                                       --          --        $7.829      $11.113     $13.035
Number of Units Outstanding at End of Year                           --          --         5,536       61,048     121,027
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                                    --          --       $10.000      $10.540     $10.607
Accumulation Unit Value Ending                                       --          --       $10.540      $10.607     $11.019
Number of Units Outstanding at End of Year                           --          --           432       23,673      41,099
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                                    --          --       $10.000      $10.532     $10.887
Accumulation Unit Value Ending                                       --          --       $10.532      $10.887     $11.238
Number of Units Outstanding at End of Year                           --          --        47,297      186,545     258,505
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                    --          --       $10.000       $8.179     $11.096
Accumulation Unit Value Ending                                       --          --        $8.179      $11.096     $13.211
Number of Units Outstanding at End of Year                           --          --         7,378       23,617      30,902
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                               $10.000      $9.640        $8.980       $6.905      $8.049
Accumulation Unit Value Ending                                   $9.640      $8.980        $6.905       $8.049      $8.456
Number of Units Outstanding at End of Year                            0       1,485         5,973       18,855      37,606
STI Classic International Equity (6)
Accumulation Unit Value Beginning                               $10.000      $9.260        $7.530       $6.031      $8.150
Accumulation Unit Value Ending                                   $9.260      $7.530        $6.031       $8.150      $9.572
Number of Units Outstanding at End of Year                            0          62           569          730         777
STI Classic Value Income Stock
Accumulation Unit Value Beginning                               $10.000     $11.710       $11.390       $9.309     $11.279
Accumulation Unit Value Ending                                  $11.710     $11.390        $9.309      $11.279     $12.798
Number of Units Outstanding at End of Year                            0       2,903        11,216       22,970      31,724
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                               $10.000      $8.060        $5.490       $3.375      $4.458
Accumulation Unit Value Ending                                   $8.060      $5.490        $3.375       $4.458      $5.227
Number of Units Outstanding at End of Year                        9,131      22,284        31,866       70,951      89,140
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                               $10.000     $10.160        $9.630       $6.934      $9.349
Accumulation Unit Value Ending                                  $10.160      $9.630        $6.934       $9.349     $10.877
Number of Units Outstanding at End of Year                        1,374      18,558        52,462      123,176     304,108
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                               $10.000     $11.530       $11.510       $9.844     $12.158
Accumulation Unit Value Ending                                  $11.530     $11.510        $9.844      $12.158     $13.750
Number of Units Outstanding at End of Year                            0       4,183        33,112      122,082     188,012
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                               $10.000      $8.560        $6.550       $5.265      $6.764
Accumulation Unit Value Ending                                   $8.560      $6.550        $5.265       $6.764      $7.573
Number of Units Outstanding at End of Year                            0       9,777        23,914       69,162     100,922
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                               $10.000     $10.070        $9.820       $7.607     $10.360
Accumulation Unit Value Ending                                  $10.070      $9.820        $7.607      $10.360     $12.066
Number of Units Outstanding at End of Year                        5,856       8,232        63,417      180,208     230,191
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                               $10.000      $9.010        $7.820       $5.517      $7.335
Accumulation Unit Value Ending                                   $9.010      $7.820        $5.517       $7.335      $8.004
Number of Units Outstanding at End of Year                            0       1,426         6,173       33,483      45,690
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                                    --          --            --           --     $10.000
Accumulation Unit Value Ending                                       --          --            --           --     $11.129
Number of Units Outstanding at End of Year                           --          --            --           --      13,497
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                                    --          --       $10.000       $8.144     $10.233
Accumulation Unit Value Ending                                       --          --        $8.144      $10.233     $11.492
Number of Units Outstanding at End of Year                           --          --        13,613       53,409      82,521
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                                    --          --            --           --     $10.000
Accumulation Unit Value Ending                                       --          --            --           --     $11.306
Number of Units Outstanding at End of Year                           --          --            --           --     131,386
Wells Fargo Advantage Discovery Fund (9)
Accumulation Unit Value Beginning                                    --          --            --           --          --
Accumulation Unit Value Ending                                       --          --            --           --          --
Number of Units Outstanding at End of Year                           --          --            --           --          --
Wells Fargo Advantage Opportunity Fund (9)
Accumulation Unit Value Beginning                                    --          --            --           --          --
Accumulation Unit Value Ending                                       --          --            --           --          --
Number of Units Outstanding at End of Year                           --          --            --           --          --


Year ending December 31,                                      2005
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                               $10.795
Accumulation Unit Value Ending                                  $11.234
Number of Units Outstanding at End of Year                      118,972
Alger American Growth - Class O
Accumulation Unit Value Beginning                                $6.456
Accumulation Unit Value Ending                                   $7.118
Number of Units Outstanding at End of Year                      287,513
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                $7.202
Accumulation Unit Value Ending                                   $7.332
Number of Units Outstanding at End of Year                      216,190
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                $5.840
Accumulation Unit Value Ending                                   $6.578
Number of Units Outstanding at End of Year                      162,470
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                $9.751
Accumulation Unit Value Ending                                  $10.539
Number of Units Outstanding at End of Year                      263,534
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                $5.846
Accumulation Unit Value Ending                                   $6.724
Number of Units Outstanding at End of Year                      148,135
DWS Balanced VIP - Class A (2)
Accumulation Unit Value Beginning                               $10.000
Accumulation Unit Value Ending                                  $10.577
Number of Units Outstanding at End of Year                       84,641
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                               $12.560
Accumulation Unit Value Ending                                  $12.683
Number of Units Outstanding at End of Year                      102,454
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                                $9.511
Accumulation Unit Value Ending                                  $11.063
Number of Units Outstanding at End of Year                      154,233
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                                $8.569
Accumulation Unit Value Ending                                   $8.945
Number of Units Outstanding at End of Year                       26,505
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                                $6.869
Accumulation Unit Value Ending                                   $7.854
Number of Units Outstanding at End of Year                       42,169
Federated High Income Bond II
Accumulation Unit Value Beginning                               $11.977
Accumulation Unit Value Ending                                  $12.101
Number of Units Outstanding at End of Year                      259,708
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                               $12.328
Accumulation Unit Value Ending                                  $12.379
Number of Units Outstanding at End of Year                      162,872
Federated Capital Income II
Accumulation Unit Value Beginning                                $7.468
Accumulation Unit Value Ending                                   $7.812
Number of Units Outstanding at End of Year                       38,514
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                $9.804
Accumulation Unit Value Ending                                  $10.039
Number of Units Outstanding at End of Year                       33,456
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                               $10.389
Accumulation Unit Value Ending                                  $11.957
Number of Units Outstanding at End of Year                      425,874
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                               $11.893
Accumulation Unit Value Ending                                  $12.391
Number of Units Outstanding at End of Year                      253,792
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                $6.229
Accumulation Unit Value Ending                                   $6.486
Number of Units Outstanding at End of Year                      383,199
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                $8.240
Accumulation Unit Value Ending                                   $8.500
Number of Units Outstanding at End of Year                      659,853
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                               $10.404
Accumulation Unit Value Ending                                  $10.550
Number of Units Outstanding at End of Year                      218,673
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                $8.117
Accumulation Unit Value Ending                                   $9.510
Number of Units Outstanding at End of Year                      115,093
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                $4.445
Accumulation Unit Value Ending                                   $4.914
Number of Units Outstanding at End of Year                       93,955
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                $9.967
Accumulation Unit Value Ending                                  $10.589
Number of Units Outstanding at End of Year                      204,713
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                               $12.858
Accumulation Unit Value Ending                                  $12.909
Number of Units Outstanding at End of Year                       92,717
Janus Aspen Series Large Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                                $5.952
Accumulation Unit Value Ending                                   $6.109
Number of Units Outstanding at End of Year                      191,074
Janus Aspen Series Foreign Stock - Service Shares (3)
Accumulation Unit Value Beginning                               $11.828
Accumulation Unit Value Ending                                  $12.366
Number of Units Outstanding at End of Year                       38,610
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                $5.771
Accumulation Unit Value Ending                                   $6.013
Number of Units Outstanding at End of Year                      157,545
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                               $10.928
Accumulation Unit Value Ending                                  $11.457
Number of Units Outstanding at End of Year                       55,257
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                                    --
Accumulation Unit Value Ending                                       --
Number of Units Outstanding at End of Year                           --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                $4.962
Accumulation Unit Value Ending                                   $5.332
Number of Units Outstanding at End of Year                       89,088
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                $8.351
Accumulation Unit Value Ending                                   $8.820
Number of Units Outstanding at End of Year                       64,222
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                $7.785
Accumulation Unit Value Ending                                   $8.063
Number of Units Outstanding at End of Year                      181,798
MFS Research - Initial Class
Accumulation Unit Value Beginning                                $7.149
Accumulation Unit Value Ending                                   $7.585
Number of Units Outstanding at End of Year                       25,394
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                               $12.948
Accumulation Unit Value Ending                                  $13.102
Number of Units Outstanding at End of Year                      172,152
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                               $10.787
Accumulation Unit Value Ending                                  $10.907
Number of Units Outstanding at End of Year                       28,474
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                               $11.699
Accumulation Unit Value Ending                                  $11.520
Number of Units Outstanding at End of Year                      112,667
Oppenheimer Main Street Small Cap Fund/VA - Service
Shares (3)
Accumulation Unit Value Beginning                               $13.035
Accumulation Unit Value Ending                                  $14.075
Number of Units Outstanding at End of Year                      122,591
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                               $11.019
Accumulation Unit Value Ending                                  $11.403
Number of Units Outstanding at End of Year                       50,261
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                               $11.238
Accumulation Unit Value Ending                                  $11.330
Number of Units Outstanding at End of Year                      280,196
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                               $13.211
Accumulation Unit Value Ending                                  $14.835
Number of Units Outstanding at End of Year                       41,702
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                                $8.456
Accumulation Unit Value Ending                                   $8.247
Number of Units Outstanding at End of Year                       40,719
STI Classic International Equity (6)
Accumulation Unit Value Beginning                                $9.572
Accumulation Unit Value Ending                                  $10.642
Number of Units Outstanding at End of Year                          831
STI Classic Value Income Stock
Accumulation Unit Value Beginning                               $12.798
Accumulation Unit Value Ending                                  $13.068
Number of Units Outstanding at End of Year                       34,371
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                    --
Accumulation Unit Value Ending                                       --
Number of Units Outstanding at End of Year                           --
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                    --
Accumulation Unit Value Ending                                       --
Number of Units Outstanding at End of Year                           --
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                               $13.750
Accumulation Unit Value Ending                                  $14.063
Number of Units Outstanding at End of Year                      204,939
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                $7.573
Accumulation Unit Value Ending                                   $8.648
Number of Units Outstanding at End of Year                      104,044
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                               $12.066
Accumulation Unit Value Ending                                  $13.625
Number of Units Outstanding at End of Year                      219,361
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                $8.004
Accumulation Unit Value Ending                                   $8.230
Number of Units Outstanding at End of Year                       43,823
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                               $11.129
Accumulation Unit Value Ending                                  $12.170
Number of Units Outstanding at End of Year                       16,777
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                               $11.492
Accumulation Unit Value Ending                                  $12.409
Number of Units Outstanding at End of Year                       90,167
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                               $11.306
Accumulation Unit Value Ending                                  $12.497
Number of Units Outstanding at End of Year                      138,050
Wells Fargo Advantage Discovery Fund (9)
Accumulation Unit Value Beginning                               $10.000
Accumulation Unit Value Ending                                  $11.452
Number of Units Outstanding at End of Year                       43,558
Wells Fargo Advantage Opportunity Fund (9)
Accumulation Unit Value Beginning                               $10.000
Accumulation Unit Value Ending                                  $11.012
Number of Units Outstanding at End of Year                      313,016







                                                      Accumulation Unit Values(1)
            Basic Policy plus Death Benefit and Income Benefit Rider

Year ending December 31,                                          1998        1999         2000         2001        2002
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                       --           --           --           --         --
Accumulation Unit Value Ending                                          --           --           --           --         --
Number of Units Outstanding at End of Year                              --           --           --           --         --
Alger American Growth - Class O
Accumulation Unit Value Beginning                                  $10.000      $11.910      $15.670      $13.130    $11.390
Accumulation Unit Value Ending                                     $11.910      $15.670      $13.130      $11.390     $7.507
Number of Units Outstanding at End of Year                           4,543      163,349      234,701      217,917    193,199
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                  $10.000      $11.480      $16.080      $15.620    $13.160
Accumulation Unit Value Ending                                     $11.480      $16.080      $15.620      $13.160     $8.921
Number of Units Outstanding at End of Year                             287       60,143      133,128      119,834    112,137
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                  $10.000      $12.790      $22.400      $16.560    $13.700
Accumulation Unit Value Ending                                     $12.790      $22.400      $16.560      $13.700     $8.903
Number of Units Outstanding at End of Year                             273      119,956      231,238      210,378    182,057
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                  $10.000      $11.580      $15.020      $16.130    $14.830
Accumulation Unit Value Ending                                     $11.580      $15.020      $16.130      $14.830    $10.276
Number of Units Outstanding at End of Year                             266       29,209      140,848      103,777     87,644
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                  $10.000      $11.300      $15.930      $11.410     $7.910
Accumulation Unit Value Ending                                     $11.300      $15.930      $11.410       $7.910     $5.740
Number of Units Outstanding at End of Year                           2,840       28,480       86,794      188,770    172,614
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                                  $10.000      $10.170       $9.910      $10.780    $11.210
Accumulation Unit Value Ending                                     $10.170       $9.910      $10.780      $11.210    $11.872
Number of Units Outstanding at End of Year                           2,883       10,792       27,221      113,145     64,864
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                                  $10.000      $10.750      $17.550      $16.350    $12.130
Accumulation Unit Value Ending                                     $10.750      $17.550      $16.350      $12.130     $9.555
Number of Units Outstanding at End of Year                             203       13,686       49,737       49,746     50,741
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                                  $10.000      $10.510      $10.960      $10.560     $9.210
Accumulation Unit Value Ending                                     $10.510      $10.960      $10.560       $9.210     $6.964
Number of Units Outstanding at End of Year                             702       15,890       25,081       27,230     31,220
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                                  $10.000      $10.370      $15.750      $12.130     $8.250
Accumulation Unit Value Ending                                     $10.370      $15.750      $12.130       $8.250     $6.626
Number of Units Outstanding at End of Year                           2,877        9,617       50,845       52,239     44,246
Federated High Income Bond II
Accumulation Unit Value Beginning                                  $10.000       $9.830       $9.890       $8.850     $8.830
Accumulation Unit Value Ending                                      $9.830       $9.890       $8.850       $8.830     $6.323
Number of Units Outstanding at End of Year                          10,770       33,644       45,228       48,327     19,397
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                  $10.000      $10.250      $10.020      $10.940    $11.520
Accumulation Unit Value Ending                                     $10.250      $10.020      $10.940      $11.520    $12.354
Number of Units Outstanding at End of Year                           9,297       64,811      116,508      215,701    195,047
Federated Capital Income II
Accumulation Unit Value Beginning                                  $10.000      $11.120      $11.120       $9.960     $8.450
Accumulation Unit Value Ending                                     $11.120      $11.120       $9.960       $8.450     $8.804
Number of Units Outstanding at End of Year                           7,862       24,931       25,605       28,263     65,223
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $10.790      $11.790      $11.140    $10.510
Accumulation Unit Value Ending                                     $10.790      $11.790      $11.140      $10.510     $9.435
Number of Units Outstanding at End of Year                             292       17,720       29,654       35,309     33,512
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.440      $13.980      $12.840    $11.090
Accumulation Unit Value Ending                                     $11.440      $13.980      $12.840      $11.090     $9.885
Number of Units Outstanding at End of Year                           5,053      107,737      205,850      197,969    194,863
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $10.820      $11.310      $12.060    $11.280
Accumulation Unit Value Ending                                     $10.820      $11.310      $12.060      $11.280     $9.212
Number of Units Outstanding at End of Year                           4,535      105,296      177,529      232,958    241,080
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.610      $15.690      $13.740    $11.130
Accumulation Unit Value Ending                                     $11.610      $15.690      $13.740      $11.130     $7.651
Number of Units Outstanding at End of Year                           2,503      137,301      235,989      205,086    270,500
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.350      $13.450      $12.000    $10.370
Accumulation Unit Value Ending                                     $11.350      $13.450      $12.000      $10.370     $7.932
Number of Units Outstanding at End of Year                          18,374      623,829      805,200      556,856    452,186
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $10.130      $10.480      $10.960    $11.230
Accumulation Unit Value Ending                                     $10.130      $10.480      $10.960      $11.230    $11.237
Number of Units Outstanding at End of Year                          27,065      276,322      238,757      203,954    249,876
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $10.480      $14.710      $11.700     $9.070
Accumulation Unit Value Ending                                     $10.480      $14.710      $11.700       $9.070     $7.114
Number of Units Outstanding at End of Year                               0        9,578       34,023       30,189     29,690
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                  $10.000      $12.250      $27.170      $18.220    $10.850
Accumulation Unit Value Ending                                     $12.250      $27.170      $18.220      $10.850     $7.691
Number of Units Outstanding at End of Year                             788       98,325      364,334      323,876    301,246
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                  $10.000      $11.670      $14.550      $13.990    $13.110
Accumulation Unit Value Ending                                     $11.670      $14.550      $13.990      $13.110    $12.067
Number of Units Outstanding at End of Year                          11,145      128,056      240,082      201,771    171,783
Janus Aspen Series Bond - Institutional Shares
Accumulation Unit Value Beginning                                  $10.000      $10.240      $10.230      $10.690    $11.330
Accumulation Unit Value Ending                                     $10.240      $10.230      $10.690      $11.330    $12.313
Number of Units Outstanding at End of Year                           9,165       27,217       40,209      114,184     70,265
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                  $10.000      $11.840      $16.770      $14.090    $10.430
Accumulation Unit Value Ending                                     $11.840      $16.770      $14.090      $10.430     $7.541
Number of Units Outstanding at End of Year                           7,219      258,055      567,172      537,228    459,298
Janus Aspen Series Foreign Stock - Service Shares (3)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --     $7.742
Number of Units Outstanding at End of Year                              --           --           --           --      5,719
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                  $10.000      $10.670      $17.260      $14.310    $10.920
Accumulation Unit Value Ending                                     $10.670      $17.260      $14.310      $10.920     $8.002
Number of Units Outstanding at End of Year                          10,553      193,058      503,290      554,236    478,457
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                       --           --           --           --         --
Accumulation Unit Value Ending                                          --           --           --           --         --
Number of Units Outstanding at End of Year                              --           --           --           --         --
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --     $8.538
Number of Units Outstanding at End of Year                              --           --           --           --          0
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.730      $20.390      $16.130    $10.550
Accumulation Unit Value Ending                                     $11.730      $20.390      $16.130      $10.550     $6.873
Number of Units Outstanding at End of Year                             733       62,647      172,478      206,482    176,564
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.180      $11.730      $11.520     $9.530
Accumulation Unit Value Ending                                     $11.180      $11.730      $11.520       $9.530     $7.405
Number of Units Outstanding at End of Year                           3,420       52,396       78,791       91,075     81,205
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.340      $19.370      $18.640    $17.410
Accumulation Unit Value Ending                                     $11.340      $19.370      $18.640      $17.410    $11.711
Number of Units Outstanding at End of Year                               0        4,834       79,016       84,600     52,099
MFS Research - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $11.060      $13.490      $12.630     $9.780
Accumulation Unit Value Ending                                     $11.060      $13.490      $12.630       $9.780     $7.261
Number of Units Outstanding at End of Year                           1,499       29,595       74,482       90,279     83,352
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                  $10.000      $10.590      $10.740      $12.260    $12.090
Accumulation Unit Value Ending                                     $10.590      $10.740      $12.260      $12.090    $11.274
Number of Units Outstanding at End of Year                           3,925       27,465       42,639       60,314     60,672
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                                       --           --           --           --         --
Accumulation Unit Value Ending                                          --           --           --           --         --
Number of Units Outstanding at End of Year                              --           --           --           --         --
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --     $7.181
Number of Units Outstanding at End of Year                              --           --           --           --      6,099
Oppenheimer Main Street Small Cap Fund/VA - Service Shares (3)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --     $7.826
Number of Units Outstanding at End of Year                              --           --           --           --     17,945
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --    $10.537
Number of Units Outstanding at End of Year                              --           --           --           --      1,681
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --    $10.529
Number of Units Outstanding at End of Year                              --           --           --           --    121,362
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                       --           --           --           --    $10.000
Accumulation Unit Value Ending                                          --           --           --           --     $8.176
Number of Units Outstanding at End of Year                              --           --           --           --      4,151
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                                       --      $10.000      $10.050           --         --
Accumulation Unit Value Ending                                          --      $10.050      $10.190           --         --
Number of Units Outstanding at End of Year                              --          353            0           --         --
STI Classic International Equity (6)
Accumulation Unit Value Beginning                                       --      $10.000      $10.480      $10.190     $9.490
Accumulation Unit Value Ending                                          --      $10.480       $9.960       $9.490     $7.289
Number of Units Outstanding at End of Year                              --            0            0            0          0
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                       --      $10.000       $8.610       $9.960     $8.090
Accumulation Unit Value Ending                                          --       $8.610       $9.360       $8.090     $6.477
Number of Units Outstanding at End of Year                              --            0       26,173        8,699          0
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                  $10.000      $11.400      $21.290       $9.360     $9.100
Accumulation Unit Value Ending                                     $11.400      $21.290      $17.830       $9.100     $7.430
Number of Units Outstanding at End of Year                               0       12,658       83,687       68,339     50,097
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                  $10.000      $10.920      $14.490      $17.830    $12.140
Accumulation Unit Value Ending                                     $10.920      $14.490      $15.190      $12.140     $7.458
Number of Units Outstanding at End of Year                             191        7,846       54,610       73,167     57,719
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                  $10.000      $10.770      $10.990      $15.190    $14.390
Accumulation Unit Value Ending                                     $10.770      $10.990      $12.220      $14.390    $10.358
Number of Units Outstanding at End of Year                             687       31,694       76,993       78,577     79,126
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                  $10.000      $10.760      $14.110      $12.220    $12.190
Accumulation Unit Value Ending                                     $10.760      $14.110      $11.410      $12.190    $10.418
Number of Units Outstanding at End of Year                               0        5,012       27,962      156,026    110,443
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                                  $10.000      $11.490      $13.980      $11.410     $8.730
Accumulation Unit Value Ending                                     $11.490      $13.980      $14.770       $8.730     $7.014
Number of Units Outstanding at End of Year                               0       12,775       32,000       25,668     32,251
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                  $10.000      $11.230      $12.460      $14.770    $14.390
Accumulation Unit Value Ending                                     $11.230      $12.460      $10.950      $14.390    $11.148
Number of Units Outstanding at End of Year                               0        6,584       23,411       50,183     57,545
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                                       --           --           --      $10.950     $9.490
Accumulation Unit Value Ending                                          --           --           --       $9.490     $6.695
Number of Units Outstanding at End of Year                              --           --           --       17,653     93,505
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                                       --           --           --           --         --
Accumulation Unit Value Ending                                          --           --           --           --         --
Number of Units Outstanding at End of Year                              --           --           --           --         --
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                                       --           --           --           --         --
Accumulation Unit Value Ending                                          --           --           --           --         --
Number of Units Outstanding at End of Year                              --           --           --           --         --




Year ending December 31,                                          2003        2004       2005
Subaccount
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                                       --     $10.000    $10.792
Accumulation Unit Value Ending                                          --     $10.792    $11.225
Number of Units Outstanding at End of Year                              --      41,127     45,141
Alger American Growth - Class O
Accumulation Unit Value Beginning                                   $7.507      $9.981    $10.357
Accumulation Unit Value Ending                                      $9.981     $10.357    $11.414
Number of Units Outstanding at End of Year                         179,142     166,189    175,850
Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                                   $8.921     $11.393    $12.086
Accumulation Unit Value Ending                                     $11.393     $12.086    $12.297
Number of Units Outstanding at End of Year                         102,372      91,984     84,575
Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                                   $8.903     $11.799    $12.556
Accumulation Unit Value Ending                                     $11.799     $12.556    $14.136
Number of Units Outstanding at End of Year                         159,353     128,384     95,282
Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                                  $10.276     $14.939    $16.611
Accumulation Unit Value Ending                                     $14.939     $16.611    $17.945
Number of Units Outstanding at End of Year                         100,187      81,249     91,770
Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                                   $5.740      $8.037     $9.216
Accumulation Unit Value Ending                                      $8.037      $9.216    $10.596
Number of Units Outstanding at End of Year                         210,051     189,896    170,444
DWS Balanced VIP - Class A (2)
Accumulation Unit Value Beginning                                       --          --    $10.000
Accumulation Unit Value Ending                                          --          --    $10.573
Number of Units Outstanding at End of Year                              --          --     29,295
DWS Bond VIP - Class A (2)
Accumulation Unit Value Beginning                                  $11.872     $12.269    $12.717
Accumulation Unit Value Ending                                     $12.269     $12.717    $12.835
Number of Units Outstanding at End of Year                          53,968      44,974     37,816
DWS Global Opportunity VIP - Class A (2)
Accumulation Unit Value Beginning                                   $9.555     $14.013    $17.001
Accumulation Unit Value Ending                                     $14.013     $17.001    $19.766
Number of Units Outstanding at End of Year                          47,678      40,986     65,435
DWS Growth & Income VIP - Class A (2)
Accumulation Unit Value Beginning                                   $6.964      $8.682     $9.408
Accumulation Unit Value Ending                                      $8.682      $9.408     $9.816
Number of Units Outstanding at End of Year                          30,098      25,929     20,792
DWS International VIP - Class A (2)
Accumulation Unit Value Beginning                                   $6.626      $8.326     $9.544
Accumulation Unit Value Ending                                      $8.326      $9.544    $10.906
Number of Units Outstanding at End of Year                          38,821      31,120     38,956
Federated High Income Bond II
Accumulation Unit Value Beginning                                   $8.804     $10.584    $11.500
Accumulation Unit Value Ending                                     $10.584     $11.500    $11.612
Number of Units Outstanding at End of Year                          70,193      71,574     53,558
Federated U.S. Government Securities II
Accumulation Unit Value Beginning                                  $12.354     $12.439    $12.678
Accumulation Unit Value Ending                                     $12.439     $12.678    $12.724
Number of Units Outstanding at End of Year                         155,786      44,922     47,296
Federated Capital Income II
Accumulation Unit Value Beginning                                   $6.323      $7.505     $8.115
Accumulation Unit Value Ending                                      $7.505      $8.115     $8.484
Number of Units Outstanding at End of Year                          19,781      16,754     15,116
Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                                   $9.435     $10.948    $11.358
Accumulation Unit Value Ending                                     $10.948     $11.358    $11.625
Number of Units Outstanding at End of Year                          34,062      36,895     34,878
Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                                   $9.885     $12.491    $14.188
Accumulation Unit Value Ending                                     $12.491     $14.188    $16.321
Number of Units Outstanding at End of Year                         191,129     218,223    228,406
Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                                   $9.212     $11.810    $12.957
Accumulation Unit Value Ending                                     $11.810     $12.957    $13.493
Number of Units Outstanding at End of Year                         181,350     162,289    142,923
Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                                   $7.651      $9.998    $10.167
Accumulation Unit Value Ending                                      $9.998     $10.167    $10.581
Number of Units Outstanding at End of Year                         180,441     151,515    143,650
Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                                   $7.932     $10.019    $10.902
Accumulation Unit Value Ending                                     $10.019     $10.902    $11.241
Number of Units Outstanding at End of Year                         372,133     303,187    255,105
Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                                  $11.237     $11.164    $11.114
Accumulation Unit Value Ending                                     $11.164     $11.114    $11.264
Number of Units Outstanding at End of Year                         204,452     181,129    121,417
Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                                   $7.114     $10.033    $11.215
Accumulation Unit Value Ending                                     $10.033     $11.215    $13.133
Number of Units Outstanding at End of Year                          41,305      44,382     68,124
Janus Aspen Series Mid Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                   $7.691     $10.220    $12.139
Accumulation Unit Value Ending                                     $10.220     $12.139    $13.410
Number of Units Outstanding at End of Year                         254,798     227,769    211,365
Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                                  $12.067     $13.538    $14.452
Accumulation Unit Value Ending                                     $13.538     $14.452    $15.346
Number of Units Outstanding at End of Year                         148,368     126,529    119,871
Janus Aspen Series Flexible Bond - Institutional Shares
Accumulation Unit Value Beginning                                  $12.313     $12.886    $13.178
Accumulation Unit Value Ending                                     $12.886     $13.178    $13.223
Number of Units Outstanding at End of Year                          52,369      50,191     37,935
Janus Aspen Series Large Cap Growth - Institutional Shares
Accumulation Unit Value Beginning                                   $7.541      $9.772    $10.046
Accumulation Unit Value Ending                                      $9.772     $10.046    $10.306
Number of Units Outstanding at End of Year                         349,028     274,531    233,900
Janus Aspen Series Foreign Stock - Service Shares (3)
Accumulation Unit Value Beginning                                   $7.742     $10.157    $11.812
Accumulation Unit Value Ending                                     $10.157     $11.812    $12.344
Number of Units Outstanding at End of Year                           3,201      19,692     38,191
Janus Aspen Series Worldwide Growth - Institutional Shares
Accumulation Unit Value Beginning                                   $8.002      $9.759    $10.058
Accumulation Unit Value Ending                                      $9.759     $10.058    $10.474
Number of Units Outstanding at End of Year                         373,428     288,675    214,883
Legg Mason Partners Variable Investors Portfolio - Class I
Accumulation Unit Value Beginning                                       --     $10.000    $10.924
Accumulation Unit Value Ending                                          --     $10.924    $11.448
Number of Units Outstanding at End of Year                              --      10,304      7,070
LSA Balanced (3) (5)
Accumulation Unit Value Beginning                                   $8.654     $11.001         --
Accumulation Unit Value Ending                                     $11.001     $11.118         --
Number of Units Outstanding at End of Year                           3,035           0         --
MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                                   $6.873      $8.804     $9.782
Accumulation Unit Value Ending                                      $8.804      $9.782    $10.507
Number of Units Outstanding at End of Year                         198,037     182,144    162,625
MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                                   $7.405      $8.898     $9.746
Accumulation Unit Value Ending                                      $8.898      $9.746    $10.288
Number of Units Outstanding at End of Year                          70,704      56,446     44,683
MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                                  $11.711     $15.403    $16.139
Accumulation Unit Value Ending                                     $15.403     $16.139    $16.708
Number of Units Outstanding at End of Year                          54,179      50,201     37,200
MFS Research - Initial Class
Accumulation Unit Value Beginning                                   $7.261      $8.907    $10.150
Accumulation Unit Value Ending                                      $8.907     $10.150    $10.763
Number of Units Outstanding at End of Year                          67,615      66,633     52,736
MFS Total Return - Initial Class
Accumulation Unit Value Beginning                                  $11.274     $12.900    $14.125
Accumulation Unit Value Ending                                     $12.900     $14.125    $14.287
Number of Units Outstanding at End of Year                          75,780     106,104    100,419
Premier VIT OpCap Balanced (3)
Accumulation Unit Value Beginning                                       --     $10.000    $10.783
Accumulation Unit Value Ending                                          --     $10.783    $10.897
Number of Units Outstanding at End of Year                              --      13,967     14,469
Premier VIT OpCap SmallCap (3)
Accumulation Unit Value Beginning                                   $7.181     $10.076
Accumulation Unit Value Ending                                     $10.076     $11.683
Number of Units Outstanding at End of Year                          17,992      22,600
Oppenheimer Main Street Small Cap Fund/VA - Service Shares (3)
Accumulation Unit Value Beginning                                   $7.826     $11.104    $13.017
Accumulation Unit Value Ending                                     $11.104     $13.017    $14.049
Number of Units Outstanding at End of Year                          21,627     123,438     86,936
PIMCO VIT Foreign Bond - Administrative Shares (3)
Accumulation Unit Value Beginning                                  $10.537     $10.598    $11.004
Accumulation Unit Value Ending                                     $10.598     $11.004    $11.382
Number of Units Outstanding at End of Year                          11,601       5,691     10,029
PIMCO VIT Total Return - Administrative Shares (3)
Accumulation Unit Value Beginning                                  $10.529     $10.878    $11.223
Accumulation Unit Value Ending                                     $10.878     $11.223    $11.309
Number of Units Outstanding at End of Year                         133,199      79,473     38,426
Putnam VT International Growth and Income - Class IB
Accumulation Unit Value Beginning                                   $8.176     $11.087    $13.193
Accumulation Unit Value Ending                                     $11.087     $13.193    $14.808
Number of Units Outstanding at End of Year                           4,977       8,707     28,083
STI Classic Capital Appreciation
Accumulation Unit Value Beginning                                   $7.289      $8.493     $8.918
Accumulation Unit Value Ending                                      $8.493      $8.918     $8.694
Number of Units Outstanding at End of Year                           3,151       3,322      2,890
STI Classic International Equity (6)
Accumulation Unit Value Beginning                                   $6.477      $8.749    $10.270
Accumulation Unit Value Ending                                      $8.749     $10.270    $11.412
Number of Units Outstanding at End of Year                               0           0          0
STI Classic Value Income Stock
Accumulation Unit Value Beginning                                   $7.430      $8.999    $10.205
Accumulation Unit Value Ending                                      $8.999     $10.205    $10.415
Number of Units Outstanding at End of Year                          45,222     112,653     51,057
Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                                   $7.458      $9.846         --
Accumulation Unit Value Ending                                      $9.846     $11.541         --
Number of Units Outstanding at End of Year                          56,608      85,988         --
Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                                  $10.358     $13.959         --
Accumulation Unit Value Ending                                     $13.959     $16.233         --
Number of Units Outstanding at End of Year                          71,705      69,356         --
T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                                  $10.418     $12.861    $14.538
Accumulation Unit Value Ending                                     $12.861     $14.538    $14.861
Number of Units Outstanding at End of Year                         127,776     184,824    200,541
T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                                   $7.014      $9.005    $10.077
Accumulation Unit Value Ending                                      $9.005     $10.077    $11.503
Number of Units Outstanding at End of Year                          25,759      37,821     69,893
T. Rowe Price Mid-Cap Growth - I (7)
Accumulation Unit Value Beginning                                  $11.148     $15.175    $17.665
Accumulation Unit Value Ending                                     $15.175     $17.665    $19.938
Number of Units Outstanding at End of Year                          81,247      82,382     76,554
T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                                   $6.695      $8.897     $9.704
Accumulation Unit Value Ending                                      $8.897      $9.704     $9.973
Number of Units Outstanding at End of Year                          26,691      25,316     33,827
Van Kampen LIT Aggressive  Growth - Class II (3)
Accumulation Unit Value Beginning                                       --     $10.000    $11.125
Accumulation Unit Value Ending                                          --     $11.125    $12.161
Number of Units Outstanding at End of Year                              --       8,293      4,486
Van Kampen LIT Growth and Income - Class II (3)
Accumulation Unit Value Beginning                                   $8.141     $10.224    $11.477
Accumulation Unit Value Ending                                     $10.224     $11.477    $12.387
Number of Units Outstanding at End of Year                          12,949      17,744     57,205
Van Kampen UIF U.S. Mid Cap Value - Class I (3)(8)
Accumulation Unit Value Beginning                                       --     $10.000    $11.302
Accumulation Unit Value Ending                                          --     $11.302    $12.486
Number of Units Outstanding at End of Year                              --      28,827     64,891
Wells Fargo Advantage Discovery Fund (9)
Accumulation Unit Value Beginning                                       --          --    $10.000
Accumulation Unit Value Ending                                          --          --    $11.447
Number of Units Outstanding at End of Year                              --          --     34,812
Wells Fargo Advantage Opportunity Fund (9)
Accumulation Unit Value Beginning                                       --          --    $10.000
Accumulation Unit Value Ending                                          --          --    $11.008
Number of Units Outstanding at End of Year                              --          --     75,585


(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration statement for this Contract.

(2) Effective 2/6/2006, Scudder Investments has changed its name to DWS Scudder Investments, accordingly we have made a corresponding change to the names of the Sub-Accounts.

(3) First offered 5/1/02.

(4) Effective 5/1/2006, the Salomon Brothers Variable Series Funds Inc. have been rebranded Legg Mason Partners Variable Portfolios I, Inc., accordingly we have made a corresponding change to the names of the Sub-Accounts.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Sub-Account.

(6) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program.
    Outside of these automatic transaction programs, additional allocations will not be allowed.

(7) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(8) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(9) Effective May 1, 2006, the Wells Fargo Advantage Discovery Fund changed its name to the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund changed its name to the Wells Fargo Advantage Opportunity Fund, accordingly we have made the corresponding changes to the names of the Sub-Accounts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                                      ------------------------------------------------------
(IN THOUSANDS)                                                              2005                2004               2003
                                                                      ----------------    ---------------    ---------------
REVENUES
Net investment income                                               $         13,632    $        11,234    $        11,434
Realized capital gains and losses                                               (174)                 5                 73
                                                                      ----------------    ---------------    ---------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                              13,458             11,239             11,507
Income tax expense                                                             4,671              3,925              4,092
                                                                      ----------------    ---------------    ---------------

NET INCOME                                                                     8,787              7,314              7,415
                                                                      ----------------    ---------------    ---------------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses                             (4,772)            (1,786)            (3,557)
                                                                      ----------------    ---------------    ---------------

COMPREHENSIVE INCOME                                                $          4,015    $         5,528     $        3,858
                                                                      ================    ===============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                              DECEMBER 31,
                                                                                       -------------------------------------
                                                                                             2005                2004
                                                                                       -----------------    ----------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $266,457 and $234,371)     $          267,545   $         242,799
   Short-term                                                                                     3,824              30,408
                                                                                       -----------------    ----------------
      Total investments                                                                         271,369             273,207

Cash                                                                                              8,349              10,532
Reinsurance recoverable from Allstate Life Insurance Company                                 18,350,983          17,083,056
Reinsurance recoverable from non-affiliates                                                   1,019,850             839,738
Receivable from affiliates, net                                                                  10,394              27,449
Current income taxes receivable                                                                       -                  38
Other assets                                                                                     96,059              83,853
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL ASSETS                                                                 $       22,475,513   $      20,686,185
                                                                                       =================    ================

LIABILITIES
Contractholder funds                                                                 $       17,462,104   $      16,231,489
Reserve for life-contingent contract benefits                                                 1,892,194           1,671,729
Unearned premiums                                                                                26,992              23,362
Deferred income taxes                                                                               591               3,257
Current income taxes payable                                                                      4,769                   -
Other liabilities and accrued expenses                                                          101,103             122,800
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES                                                                    22,206,262          20,420,949
                                                                                       -----------------    ----------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                         2,500               2,500
Additional capital paid-in                                                                      180,000             180,000
Retained income                                                                                  86,044              77,257
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                          707               5,479
                                                                                       -----------------    ----------------
        Total accumulated other comprehensive income                                                707               5,479
                                                                                       -----------------    ----------------
        TOTAL SHAREHOLDER'S EQUITY                                                              269,251             265,236
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                   $       22,475,513   $      20,686,185
                                                                                       =================    ================

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------------
(IN THOUSANDS)                                                             2005              2004               2003
                                                                      ---------------    --------------    ---------------
COMMON STOCK                                                        $         2,500    $        2,500    $         2,500
                                                                      ---------------    --------------    ---------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                  180,000           130,305            126,750
Capital contribution                                                              -            49,695              3,555
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                        180,000           180,000            130,305
                                                                      ---------------    --------------    ---------------

RETAINED INCOME
Balance, beginning of year                                                   77,257            69,943             62,528
Net income                                                                    8,787             7,314              7,415
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                         86,044            77,257             69,943
                                                                      ---------------    --------------    ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                    5,479             7,265             10,822
Change in unrealized net capital gains and losses                            (4,772)           (1,786)            (3,557)
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                            707             5,479              7,265
                                                                      ---------------    --------------    ---------------

TOTAL SHAREHOLDER'S EQUITY                                          $       269,251    $      265,236    $       210,013
                                                                      ===============    ==============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
(IN THOUSANDS)                                                                     2005             2004            2003
                                                                               ------------    -------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                   $      8,787    $       7,314    $      7,415
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                       466              293               2
          Realized capital gains and losses                                           174               (5)            (73)
          Changes in:
             Reserve for life-contingent contract benefits and
              contractholder funds, net of reinsurance recoverables                 3,041          (11,474)         (1,358)
             Income taxes                                                           4,709            1,438             184
             Receivable/payable to affiliates, net                                 17,055          (50,781)        (89,833)
             Other operating assets and liabilities                               (22,674)          49,016         (10,111)
                                                                               ------------    -------------    ------------
                Net cash provided by (used in) operating activities                11,558           (4,199)        (93,774)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                       5,066            1,007          19,930
          Investment collections                                                   22,557           15,667          32,686
          Investments purchases                                                   (67,948)         (45,793)        (67,729)
Change in short-term investments                                                   26,584          (29,301)          2,094
                                                                               ------------    -------------    ------------
                Net cash used in investing activities                             (13,741)         (58,420)        (13,019)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                   -             49,695             -
                                                                               ------------    -------------    ------------
               Net cash provided by financing activities                               -             49,695             -
                                                                               ------------    -------------    ------------

NET DECREASE IN CASH                                                               (2,183)         (12,924)       (106,793)
CASH AT BEGINNING OF YEAR                                                          10,532           23,456         130,249
                                                                               ------------    -------------    ------------
CASH AT END OF YEAR                                                          $      8,349    $      10,532    $     23,456
                                                                               ============    =============    ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2005 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2005, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, banks and broker-dealers. The Company sells products through independent agencies affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

REINSURANCE

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of twelve non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position (See Note 6).

     Pursuant to the adoption of Statement of Position ("SOP") 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

ADOPTED ACCOUNTING STANDARDS

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
  03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
 AID ("TPA") RE.

 SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND
  ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

3.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $158.7 million, $161.4 million and $112.6 million in 2005, 2004 and 2003, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $659 thousand, $447 thousand and $138 thousand for the years ended December 31, 2005, 2004 and 2003, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $44.6 million, $41.7 million and $35.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                       ---------------------------------------------
(IN THOUSANDS)                                                            2005             2004            2003
                                                                       -----------      -----------     ------------
Premiums and contract charges                                      $      461,496  $       405,748  $       546,741
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,483,707        1,354,508        1,272,290

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand and $3.2 million from AIC in 2004 and 2003, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of inter-company debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                     GROSS UNREALIZED
(IN THOUSANDS)                                AMORTIZED        --------------------------------           FAIR
                                                 COST              GAINS             LOSSES               VALUE
                                             -------------     --------------     --------------     --------------
AT DECEMBER 31, 2005
U.S. government and agencies             $         99,197  $           3,333  $         (1,139)  $         101,391
Corporate                                          91,424              1,133            (1,746)             90,811
Municipal                                             503                 41                  -                544
Mortgage-backed securities                         32,362                209              (606)             31,965
Commercial mortgage-backed securities              27,851                 69              (704)             27,216
Asset-backed securities                            15,120                546               (48)             15,618
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        266,457  $           5,331  $         (4,243)  $         267,545
                                             =============     ==============     ==============     ==============

AT DECEMBER 31, 2004
U.S. government and agencies             $         81,655  $           4,793  $           (291)  $          86,157
Corporate                                          81,711              2,871              (725)             83,857
Municipal                                             502                 62                  -                564
Mortgage-backed securities                         28,942                587               (27)             29,502
Commercial mortgage-backed securities              26,391                398              (262)             26,527
Asset-backed securities                            15,170              1,049               (27)             16,192
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        234,371  $           9,760    $       (1,332)    $       242,799
                                             =============     ==============     ==============     ==============

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                                               AMORTIZED                  FAIR
(IN THOUSANDS)                                                                   COST                    VALUE
                                                                           ------------------      -------------------
Due in one year or less                                               $               11,681   $               11,764
Due after one year through five years                                                 84,087                   84,444
Due after five years through ten years                                                87,597                   86,105
Due after ten years                                                                   35,610                   37,649
                                                                           ------------------      -------------------
                                                                                     218,975                  219,962
Mortgage and asset-backed securities                                                  47,482                   47,583
                                                                           ------------------      -------------------
     Total                                                            $              266,457   $              267,545
                                                                           ==================      ===================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005               2004               2003
                                                                    --------------     --------------     --------------
Fixed income securities                                         $          13,190   $         11,297   $         11,324
Short-term investments                                                        689                185                384
                                                                    --------------     --------------     --------------
     Investment income, before expense                                     13,879             11,482             11,708
     Investment expense                                                       247                248                274
                                                                    --------------     --------------     --------------
     Net investment income                                      $          13,632   $         11,234   $         11,434
                                                                    ==============     ==============     ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                          $         (174)  $            5   $            73
Income tax benefit (expense)                                                 60               (2)              (26)
                                                                    -------------     ------------     -------------
Realized capital gains and losses, after-tax                     $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Dispositions                                                     $         (174)  $            5   $            73
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                     (174)               5                73
     Income tax benefit (expense)                                            60               (2)              (26)
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Gross gains of $5 thousand and $289 thousand were realized on fixed income securities during 2004 and 2003, respectively. Gross losses of $174 thousand and $216 thousand were realized on sales of fixed income securities during 2005 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2005                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     267,545  $     5,331  $   (4,243)  $       1,088
Deferred income taxes                                                                        (381)
                                                                                      -------------
Unrealized net capital gains and losses                                             $         707
                                                                                      =============

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2004                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     242,799  $     9,760  $   (1,332)  $       8,428
Deferred income taxes                                                                      (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                             $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                           $      (7,340)   $      (2,748)   $       (5,473)
Deferred income taxes                                                     2,568              962             1,916
                                                                    -------------     ------------     -------------
Decrease in unrealized net capital gains and losses               $      (4,772)   $      (1,786)   $       (3,557)
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                    --------------------------------------   --------------------------------------       TOTAL
($ IN THOUSANDS)                     NUMBER OF       FAIR       UNREALIZED    NUMBER OF       FAIR       UNREALIZED    UNREALIZED
AT DECEMBER 31, 2005                   ISSUES        VALUE        LOSSES       ISSUES         VALUE        LOSSES        LOSSES
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
Fixed income securities
   U.S. Government and
   agencies                                  9   $   46,404    $     (625)            3   $   11,682    $     (514)   $   (1,139)
   Corporate                                18       46,255        (1,059)            8       10,301          (687)       (1,746)
   Mortgage-backed securities                7       24,100          (507)            3        2,970           (99)         (606)
   Commercial mortgage-backed
   securities                                8       16,503          (296)            2        5,669          (408)         (704)
   Asset-backed securities                   -            -             -             1          961           (48)          (48)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

Investment grade fixed
income securities                           42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income
   securities                               42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

AT DECEMBER 31, 2004
Fixed income securities
   U.S. government and agencies              5   $   17,511    $     (171)            1   $    4,034    $     (120)   $     (291)
   Corporate                                 6       15,344           (77)            8       11,567          (648)         (725)
   Mortgage-backed securities                4        3,693           (27)            -            -             -           (27)
   Commercial mortgage-backed
   securities                                1        2,925           (89)            1        2,898          (173)         (262)
   Asset-backed securities                   1          984           (27)            -            -             -           (27)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========
Investment grade fixed
income securities                           17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income securities            17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

     At December 31, 2005, the Company had unrealized losses of $4.2 million which related to 59 holdings of fixed income securities with a fair value of $164.8 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $2.5 million were in an unrealized loss position for a period less than twelve months and $1.8 million were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover in value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OTHER INVESTMENT INFORMATION

     At December 31, 2005, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5.  Financial Instruments

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                                          DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING           FAIR
                                                     VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                         $      267,545    $      267,545    $      242,799   $      242,799
Short-term investments                                   3,824             3,824            30,408           30,408
Separate accounts                                    2,718,509         2,718,509         2,368,312        2,368,312

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                             DECEMBER 31, 2005                  DECEMBER 31, 2004
                                                     -------------------------------    -------------------------------
                                                        CARRYING            FAIR           CARRYING           FAIR
                                                         VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts       $   14,931,738    $   14,122,657   $   13,778,428   $    13,132,656
Separate accounts                                       2,718,509         2,718,509        2,368,312         2,368,312

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2005

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   2,356,357     $   (105,754)    $          -     $      (105,754)

Guaranteed accumulation benefits               242,234              288                -                 288

Guaranteed withdrawal benefits                  26,390              (14)               -                 (14)

Other embedded derivative financial
  instruments                                    3,775               (5)               -                  (5)

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   1,712,610     $    (92,788)    $          -     $       (92,788)

Guaranteed accumulation benefits               104,732               77                -                  77

Other embedded derivative financial
  instruments                                    3,636               (7)               -                  (7)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2005 or 2004.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                  2005                  2004
                                                           ----------------     ----------------
Immediate annuities                                      $         723,691    $         715,732
Traditional life                                                   821,341              712,618
Other                                                              347,162              243,379
                                                           ----------------      ----------------
  Total reserve for life-contingent contract benefits    $       1,892,194    $       1,671,729
                                                           ================      ================

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 individual annuity       Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                      1983-a annuity mortality      3.0% - 8.8%                   based on historical
                                      table                                                       experience
                                      Annuity 2000 mortality
                                      table
Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other:
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           mortality table with                                        applied to cumulative
   benefits                           internal modifications                                      assessments

                                      Actual company experience                                   Unearned premium;
   Accident & health                  plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Interest-sensitive life                           $       2,516,464   $       2,441,324
Investment contracts:
     Immediate annuities                                    459,893             407,907
     Fixed annuities                                     14,435,800          13,346,872
     Other                                                   49,947              35,386
                                                    ----------------    ----------------
     Total contractholder funds                   $      17,462,104   $      16,231,489
                                                    ================    ================

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.5% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 2.6% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 42.3% of fixed
                                               annuities (which include        annuities are subject to market
                                               equity-indexed annuities        value adjustment for
                                               whose returns are indexed       discretionary withdrawals.
                                               to the S&P 500)
Other:
   Variable guaranteed minimum income          Interest rates used in          Withdrawal and surrender charges
   and secondary guarantees on                 establishing reserves           are based on the terms of the
   interest-sensitive life and fixed           range from 1.75% to 10.3%       related interest-sensitive life
   annuities                                                                   or fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Balance, beginning of year                       $      16,231,489    $     13,802,815
Impact of adoption of SOP 03-1(1)                                -             135,665
Deposits                                                 2,822,820           2,992,683
Interest credited                                          779,071             747,512
Benefits                                                  (373,164)           (266,718)
Surrenders and partial withdrawals                      (1,735,777)           (916,028)
Net transfers to separate accounts                         (70,542)            (76,316)
Contract charges                                          (206,363)           (168,083)
Other adjustments                                           14,570             (20,041)
                                                    ----------------    ----------------
Balance, end of year                             $      17,462,104    $     16,231,489
                                                    ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
   ($ IN MILLIONS)                                                                  2005            2004
                                                                               --------------   -------------
   IN THE EVENT OF DEATH
     Separate account value                                                   $       2,084.2  $      1,824.6
     Net amount at risk (1)                                                   $         148.1  $        176.7
     Average attained age of contractholders                                      59.54 years     59.90 years

   AT ANNUITIZATION
     Separate account value                                                   $         372.3  $        391.2
     Net amount at risk (2)                                                   $           0.7  $          0.6
     Weighted average waiting period until annuitization options available         3.64 years      4.06 years

   FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value                                                   $          23.2  $            -
     Net amount at risk (3)                                                   $             -  $            -

   ACCUMULATION AT SPECIFIED DATES
     Separate account value                                                   $         229.6  $         95.4
     Net amount at risk (4)                                                   $             -  $            -
     Weighted average waiting period until guarantee date                         13.37 years     13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
   (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively. As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2005, 94.7% of the total reinsurance recoverables were related to ALIC and 5.3% were related to non-affiliated reinsurers. Substantially all of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                         2005              2004              2003
                                                                   -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $    840,691      $    742,557      $    870,257
Assumed                                                                 6,572             3,785                 2
Ceded:
   Affiliate                                                         (461,496)         (405,748)         (546,741)
   Non-affiliate                                                     (385,767)         (340,594)         (323,518)
                                                                   -------------     -------------     -------------
Premiums and contract charges, net of reinsurance                $          -      $          -      $          -
                                                                   =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2005                2004                2003
                                                                ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                        $      1,959,229     $    1,735,510     $     1,602,127
Assumed                                                                  7,658              4,972                 202
Ceded:
   Affiliate                                                        (1,483,707)        (1,354,508)         (1,272,290)
   Non-affiliate                                                      (483,180)          (385,974)           (330,039)
                                                                ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance          $              -     $            -     $             -
                                                                ================     ==============     ===============

8.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $469 thousand, $681 thousand and $879 thousand in 2005, 2004 and 2003, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2005 are as follows:

(IN THOUSANDS)                             OPERATING
                                            LEASES
                                         --------------
2006                                   $        51,196
2007                                            48,810
2008                                             3,936
2009                                                 -
2010                                                 -
Thereafter                                           -
                                         --------------
                                       $       103,942
                                         ==============

GUARANTEES

The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2005.

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

    The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

          When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:



(IN THOUSANDS)                                          2005            2004
                                                    -------------   -------------
Unrealized net capital gains                      $        (381)  $      (2,949)
Difference in tax bases of investments                     (208)           (306)
Other liabilities                                            (2)             (2)
                                                    -------------   -------------
         Net deferred liabilities                 $        (591)  $      (3,257)
                                                    =============   =============

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2005            2004            2003
                                                 ------------    ------------    ------------
Current                                        $      4,769    $       3,877   $       2,999
Deferred                                                (98)              48           1,093
                                                 ------------    ------------    ------------
     Total income tax expense                  $      4,671    $       3,925   $       4,092
                                                 ============    ============    ============

The Company received an income tax refund of $38 thousand in 2005 and paid income taxes of $2.5 million and $4.3 million in 2004 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2005            2004            2003
                                                 ------------    ------------    ------------
Statutory federal income tax rate                      35.0  %         35.0  %         35.0  %
Other                                                  (0.3)           (0.1)            0.6
                                                 ------------    ------------    ------------
Effective income tax rate                              34.7  %         34.9  %         35.6  %
                                                 ============    ============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The remaining aggregate balance in this account at December 31, 2005, was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item as the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2005, 2004, and 2003 was $8.8 million, $7.4 million and $8.4 million, respectively. Statutory capital and surplus as of December 31, 2005 and 2004 was $267.5 million and $255.5 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2006 without prior approval of the Nebraska Department of Insurance is $26.8 million. In the twelve-month period beginning January 1, 2005 the Company did not pay any dividends.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                                    2005
                                                                     ------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (7,514)   $    2,628    $  (4,886)
   Less: reclassification adjustments                                   (174)           60         (114)
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (7,340)        2,568       (4,772)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (7,340)   $    2,568    $  (4,772)
                                                                     =========    =========     =========

                                                                                    2004
                                                                    -------------------------------------
                                                                                                AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                 PRETAX         TAX           TAX
                                                                    ----------    ---------    ----------
   Unrealized holding (losses) gains arising during the period     $  (2,743)   $      960    $  (1,783)
   Less: reclassification adjustments                                      5            (2)           3
                                                                    ----------    ---------    ----------
   Unrealized net capital gains and losses                            (2,748)          962       (1,786)
                                                                    ----------    ---------    ----------
   Other comprehensive (loss) income                               $  (2,748)   $      962    $  (1,786)
                                                                    ==========    =========    ==========

                                                                                    2003
                                                                    -------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (5,349)   $   1,873     $  (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (5,473)   $   1,916     $  (3,557)
                                                                     =========    =========     =========

                         -------------------------------------------------------
                         LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 10, 2006

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable      AIM Variable      AIM Variable      AIM Variable
                       AIM Variable      AIM Variable        Insurance         Insurance         Insurance         Insurance
                         Insurance         Insurance           Funds             Funds             Funds             Funds
                           Funds             Funds           Series II         Series II         Series II         Series II
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                               AIM V. I.
                                           AIM V. I.                            Capital          AIM V. I.         AIM V. I.
                         AIM V. I.        Demographic        AIM V. I.       Appreciation       Demographic         Mid Cap
                        Basic Value         Trends        Basic Value II          II             Trends II      Core Equity II
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      25,595,111 $       1,193,123 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
Contracts in payout
  (annuitization)
   period                       17,808            10,104                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,070,567           200,873           913,765           104,614           117,740           786,641
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      22,746,878 $         966,871 $      10,302,469 $       2,305,686 $         635,277 $      10,241,006
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           11.15 $            9.62 $           10.97 $           10.83 $           10.58 $           11.42
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.30 $            9.92 $           11.18 $           11.04 $           10.78 $           11.63
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                       AIM Variable
                         Insurance
                           Funds           The Alger         The Alger         The Alger         The Alger         The Alger
                         Series II       American Fund     American Fund     American Fund     American Fund     American Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         AIM V. I.                             Alger             Alger             Alger              Alger
                          Premier            Alger           Income &          Leveraged          MidCap              Small
                         Equity II          Growth            Growth            AllCap            Growth         Capitalization
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       1,532,984 $      22,005,956 $      21,050,879 $      18,230,133 $      38,585,053 $      16,115,884
Contracts in payout
  (annuitization)
  period                             -            31,500            37,733            12,217             5,095             4,770
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares                69,116           561,464         2,051,421           524,507         1,762,107           680,771
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       1,430,510 $      23,077,012 $      21,991,750 $      17,005,043 $      33,289,171 $      12,211,376
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.49 $            7.04 $            7.25 $            6.51 $           10.42 $            6.65
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.68 $           13.33 $           13.69 $           16.38 $           19.20 $           10.91
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         The Alger         The Alger         The Alger         Federated         Federated         Federated
                       American Fund     American Fund     American Fund       Insurance         Insurance         Insurance
                         (Series-S)        (Series-S)        (Series-S)          Series            Series            Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                             Alger             Alger                             Federated
                           Alger           Leveraged           MidCap          Federated       Fund for U.S.       Federated
                           Growth            AllCap            Growth           Capital          Government       High Income
                        (Series - S)      (Series - S)      (Series - S)     Income Fund II    Securities II      Bond Fund II
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      14,221,315 $       2,935,522 $      10,367,370 $       7,516,674 $      35,318,144 $      27,415,002
Contracts in payout
  (annuitization)
   period                            -                 -             3,177            20,324            20,144             9,675
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               365,023            85,236           477,905           843,065         3,110,765         3,543,240
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      12,279,163 $       2,612,771 $       9,368,659 $       8,400,688 $      35,763,436 $      26,961,091
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.90 $           11.30 $           11.27 $            7.73 $           12.24 $           11.61
                     ================= ================= ================= ================= ================= =================
  Highest            $           14.14 $           11.51 $           11.48 $           13.95 $           15.93 $           17.38
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable          Variable          Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                       Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP                                 VIP                                                   VIP
                       Asset Manager    VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500     Money Market
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      17,027,293 $      93,758,092 $      67,975,967 $      43,484,217 $      67,697,902 $      46,140,888
Contracts in payout
  (annuitization)
  period                        18,020           182,272            33,749            43,063            75,060            30,010
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,133,332         3,027,405         2,668,094         1,291,611           477,678        46,170,898
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      16,775,461 $      69,720,346 $      59,529,590 $      46,205,589 $      61,722,361 $      46,170,898
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.93 $           11.83 $           12.26 $            6.41 $            8.41 $           10.43
                     ================= ================= ================= ================= ================= =================
  Highest            $           17.54 $           25.39 $           27.25 $           22.82 $           12.12 $           13.63
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Fidelity          Variable          Variable          Variable          Variable          Variable
                         Variable          Insurance         Insurance         Insurance         Insurance         Insurance
                         Insurance       Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                       Products Fund   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                           VIP Asset                              VIP
                                            Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                       VIP Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      22,261,553 $       4,953,885 $      25,875,163 $      29,693,854 $      19,097,130 $      33,431,167
Contracts in payout
  (annuitization)
  period                        42,696                 -             1,596            48,808                 -            19,642
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,082,205           334,496           843,166         1,181,671           573,660           237,779
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      17,082,414 $       4,748,722 $      23,096,439 $      27,144,855 $      17,434,201 $      31,672,927
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.41 $           10.24 $           12.87 $           11.05 $           10.02 $           10.80
                     ================= ================= ================= ================= ================= =================
  Highest            $           18.26 $           10.46 $           13.11 $           11.54 $           13.19 $           11.00
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable        Goldman Sachs     Goldman Sachs
                         Insurance         Insurance         Insurance         Variable          Variable         J.P. Morgan
                       Products Fund     Products Fund     Products Fund       Insurance         Insurance          Series
                     (Service Class 2) (Service Class 2) (Service Class 2)       Trust             Trust           Trust II
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                      VIP Investment       VIP Money                           VIT CORE             VIT
                        Grade Bond          Market         VIP Overseas        Small Cap       International
                     (Service Class 2) (Service Class 2) (Service Class 2)      Equity            Equity         Small Company
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      42,382,296 $      35,843,858 $      17,924,340 $       4,239,707 $       5,045,999 $       5,028,237
Contracts in payout
  (annuitization)
  period                       116,193                 -            10,617            39,817            12,524             7,285
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             3,380,946        35,843,858           877,444           307,216           419,794           316,302
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      43,257,821 $      35,843,858 $      14,840,871 $       3,772,641 $       4,292,317 $       4,415,520
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.08 $            9.89 $           12.54 $           18.04 $           10.75 $           14.54
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.79 $           10.10 $           14.26 $           18.26 $           10.89 $           14.72
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus             Janus             Janus             Janus             Janus
                       Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                           Flexible            Forty           Large Cap                           Worldwide
                         Balanced            Bond            Portfolio          Growth        Mid Cap Growth        Growth
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      63,059,545 $      23,304,004 $       6,835,243 $      34,622,854 $      29,148,777 $      39,260,560
Contracts in payout
  (annuitization)
  period                       130,391             7,383                 -             6,723             6,185            15,436
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,454,931         2,052,059           246,938         1,660,095         1,004,651         1,404,721
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      56,691,416 $      24,968,794 $       5,646,424 $      40,278,377 $      32,736,729 $      43,123,969
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.47 $           12.77 $           12.53 $            6.04 $            4.86 $            5.95
                     ================= ================= ================= ================= ================= =================
  Highest            $           29.03 $           19.75 $           12.68 $           21.18 $           25.43 $           23.65
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus             Janus             Janus             Janus             Janus
                       Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series
                     (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                               Forty            Mid Cap        Risk-Managed          Small
                         Balanced        Foreign Stock       Portfolio           Value             Core          Company Value
                     (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       7,875,897 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
Contracts in payout
  (annuitization)
  period                         1,407                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               295,917           760,192           135,829         1,023,001           423,932           125,706
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       7,439,204 $       9,645,581 $       3,408,097 $      15,240,715 $       5,764,843 $       2,050,081
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           11.08 $           11.64 $           12.53 $           12.04 $           12.18 $           10.91
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.28 $           14.69 $           12.76 $           12.27 $           12.41 $           10.97
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus            Lazard            Lazard         MFS Variable      MFS Variable      MFS Variable
                       Aspen Series       Retirement        Retirement         Insurance         Insurance         Insurance
                     (Service Shares)    Series, Inc.      Series, Inc.          Trust             Trust             Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         Worldwide
                          Growth           Emerging        International     MFS Emerging      MFS Investors        MFS New
                     (Service Shares)       Markets           Equity            Growth             Trust           Discovery
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,852,102 $      10,877,313 $       2,280,527 $       7,050,412 $       6,365,266 $      12,170,203
Contracts in payout
  (annuitization)
  period                             -            67,320                 -            19,434                 -             3,710
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               102,741           581,852           177,750           369,569           329,978           777,886
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,487,502 $       7,125,985 $       1,827,692 $       7,757,036 $       5,687,681 $      10,567,172
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            8.97 $           22.78 $           10.23 $            5.27 $            8.72 $            7.98
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.22 $           26.02 $           10.36 $           10.82 $           10.60 $           17.21
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable      MFS Variable      MFS Variable      MFS Variable
                       MFS Variable      MFS Variable        Insurance         Insurance         Insurance         Insurance
                         Insurance         Insurance           Trust             Trust             Trust             Trust
                           Trust             Trust        (Service Class)   (Service Class)   (Service Class)   (Service Class)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                             MFS High        MFS Investor      MFS Investors        MFS New
                                           MFS Total          Income         Growth Stock          Trust           Discovery
                       MFS Research         Return        (Service Class)   (Service Class)   (Service Class)   (Service Class)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,910,288 $      36,512,048 $       8,716,162 $       8,634,417 $       2,323,317 $       7,719,342
Contracts in payout
  (annuitization)
  period                             -           115,098            16,866             1,417                 -            36,316
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               238,287         1,770,283           891,125           888,460           121,069           501,984
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,841,739 $      33,533,301 $       8,782,104 $       8,357,432 $       2,123,044 $       6,717,830
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            7.50 $           12.96 $           10.53 $           10.57 $           11.20 $            9.60
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.09 $           14.71 $           10.72 $           10.77 $           11.41 $           10.67
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer       Oppenheimer       Oppenheimer
                       MFS Variable      MFS Variable      MFS Variable        Variable          Variable          Variable
                         Insurance         Insurance         Insurance       Account Funds     Account Funds     Account Funds
                           Trust             Trust             Trust        (Service Class    (Service Class    (Service Class
                      (Service Class)   (Service Class)   (Service Class)       ("SC"))           ("SC"))           ("SC"))
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                                 Oppenheimer
                         MFS Total                                           Oppenheimer       Oppenheimer       Main Street
                          Return         MFS Utilities       MFS Value        Aggressive          Global           Small Cap
                      (Service Class)   (Service Class)   (Service Class)     Growth (SC)     Securities (SC)     Growth (SC)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      16,764,092 $       7,573,152 $       5,181,223 $       1,247,677 $      14,533,667 $      49,074,194
Contracts in payout
  (annuitization)
  period                        18,205            27,433                 -                 -                 -            15,438
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               818,649           322,605           416,163            25,531           438,289         2,877,470
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      16,628,630 $       5,883,582 $       4,897,141 $       1,212,748 $      12,322,009 $      40,405,575
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.68 $           12.95 $           11.52 $           11.65 $           12.58 $           12.03
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.91 $           16.47 $           11.74 $           11.72 $           12.82 $           15.47
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Panorama
                          Series        PIMCO Advisors    PIMCO Advisors    PIMCO Advisors    PIMCO Advisors
                        Fund, Inc.         Variable          Variable          Variable          Variable       PIMCO Variable
                      (Service Class       Insurance         Insurance         Insurance         Insurance         Insurance
                          ("SC"))            Trust             Trust             Trust             Trust             Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                        Oppenheimer
                       International                                             OpCap             OpCap
                        Growth (SC)     OpCap Balanced     OpCap Equity       Renaissance        Small Cap       Foreign Bond
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,214,610 $      27,526,345 $       7,151,637 $       6,196,936 $      20,201,086 $      27,552,362
Contracts in payout
  (annuitization)
  period                             -            32,332                 -                 -            58,171            16,165
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,101,052         2,594,979           186,338           447,432           647,674         2,666,202
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,551,573 $      26,178,829 $       5,944,633 $       6,210,581 $      18,831,199 $      27,287,109
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           12.31 $           10.78 $           11.93 $           10.38 $           11.44 $           10.57
                     ================= ================= ================= ================= ================= =================
  Highest            $           13.23 $           10.97 $           12.08 $           10.58 $           20.17 $           13.54
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                      PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable
                         Insurance         Insurance         Insurance         Insurance          Putnam            Putnam
                           Trust             Trust             Trust             Trust        Variable Trust    Variable Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                              StocksPLUS                              VT
                                                                              Growth and                        International
                                             PIMCO             PIMCO            Income                            Growth and
                       Money Market       Real Return      Total Return        Portfolio       VT High Yield        Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      38,805,372 $      27,899,968 $     105,396,959 $       7,857,262 $       9,516,859 $       8,170,305
Contracts in payout
  (annuitization)
  period                        88,336                 -           202,979            20,328             9,457                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares            38,893,708         2,198,579        10,312,494           772,313         1,250,173           534,706
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      38,893,708 $      28,258,030 $     106,929,495 $       6,913,227 $       9,346,116 $       6,276,434
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.72 $           10.48 $           10.17 $           10.11 $           13.00 $           14.23
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.80 $           11.34 $           13.70 $           10.24 $           13.41 $           15.03
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                             Salomon           Salomon           Salomon           Salomon
                                                             Brothers          Brothers          Brothers          Brothers
                                                             Variable          Variable          Variable          Variable
                           Rydex             Rydex            Series            Series          Funds Inc.        Funds Inc.
                      Variable Trust    Variable Trust      Funds Inc.        Funds Inc.        (Class II)        (Class II)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                         Rydex Sector                                            All Cap          High Yield
                         Rydex OTC         Rotation           All Cap          Investors        (Class II)        (Class II)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,765,963 $       2,425,700 $      11,622,843 $      14,311,657 $       1,642,369 $      20,052,332
Contracts in payout
  (annuitization)
  period                             -                 -            58,105            39,336                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               190,101           191,151           673,253           987,001            94,607         2,110,772
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,270,591 $       2,214,344 $       9,791,203 $      12,604,277 $       1,549,801 $      21,025,311
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            5.30 $           11.67 $           10.39 $           11.35 $           10.37 $           10.90
                     ================= ================= ================= ================= ================= =================
  Highest            $            9.13 $           15.28 $           15.01 $           11.53 $           10.56 $           11.10
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                          Salomon           Scudder           Scudder
                         Brothers          Variable          Variable
                         Variable          Insurance         Insurance          Scudder           Scudder           Scudder
                        Funds Inc.           Trust             Trust           Variable          Variable          Variable
                        (Class II)         (Class B)         (Class B)         Series I          Series I          Series I
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         Variable         Equity 500         Small Cap
                         Investors           Index             Index                              Global          Growth and
                        (Class II)         (Class B)         (Class B)           Bond            Discovery          Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,269,227 $       3,798,956 $       1,333,223 $      17,660,857 $      14,079,026 $       3,539,134
Contracts in payout
  (annuitization)
  period                             -                 -                 -            68,698                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               155,747           289,997            92,649         2,536,417           938,602           364,108
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,106,702 $       3,362,991 $       1,156,237 $      17,571,291 $      10,176,308 $       3,225,842
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.69 $           13.33 $           16.18 $           12.54 $           10.94 $            8.85
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.89 $           13.59 $           16.49 $           15.90 $           20.36 $           10.11
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                          Scudder           Scudder                                                             T. Rowe Price
                         Variable          Variable         STI Classic       STI Classic       STI Classic         Equity
                         Series I          Series II      Variable Trust    Variable Trust    Variable Trust     Series, Inc.
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                 STI            STI Large
                                                           STI Capital      International       Cap Value       T. Rowe Price
                       International     Total Return      Appreciation         Equity            Equity         Equity Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       4,670,858 $      16,036,401 $       2,004,340 $         101,264 $       3,561,929 $      41,699,335
Contracts in payout
  (annuitization)
  period                             -            28,899                 -                 -                 -            30,028
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               430,494           706,167           123,344             8,307           243,634         1,915,069
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,741,563 $      15,037,279 $       1,870,472 $          68,620 $       3,225,121 $      37,879,378
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            7.77 $           10.56 $            8.16 $           10.53 $           10.41 $           13.91
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.23 $           10.60 $            8.93 $           11.72 $           13.07 $           15.31
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                       T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     The Universal
                          Equity            Equity            Equity            Equity         International     Institutional
                       Series, Inc.      Series, Inc.     Series, Inc. II   Series, Inc. II    Series, Inc.       Funds, Inc.
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                         T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price      Van Kampen
                       T. Rowe Price      New America        Blue Chip          Equity         International          UIF
                      Mid-Cap Growth        Growth           Growth II         Income II           Stock         Equity Growth
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      31,752,662 $       5,148,364 $      17,760,625 $      40,094,488 $       8,694,116 $      30,795,489
Contracts in payout
  (annuitization)
  period                         5,642            13,752                 -             1,383                 -            42,997
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,242,986           254,041         1,861,701         1,842,641           567,872         1,948,104
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      22,668,039 $       4,490,742 $      16,789,176 $      40,297,682 $       6,933,004 $      24,847,870
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           13.48 $            8.14 $           10.73 $           11.12 $            8.55 $           12.14
                     ================= ================= ================= ================= ================= =================
  Highest            $           20.53 $           10.27 $           10.93 $           11.36 $           11.85 $           12.31
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                             The Universal     The Universal          Van
                       The Universal     The Universal     The Universal     Institutional     Institutional     Eck Worldwide
                       Institutional     Institutional     Institutional      Funds, Inc.       Funds, Inc.        Insurance
                        Funds, Inc.       Funds, Inc.       Funds, Inc.       (Class II)        (Class II)           Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                              Van Kampen        Van Kampen          Van Eck
                                          Van Kampen        Van Kampen            UIF            UIF U.S.          Worldwide
                        Van Kampen            UIF            UIF U.S.        Equity Growth      Real Estate        Absolute
                      UIF High Yield    Mid Cap Growth     Mid Cap Value      (Class II)        (Class II)          Return
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       7,498,208 $       8,116,262 $      45,464,977 $       3,064,210 $      29,817,515 $       1,645,262
Contracts in payout
  (annuitization)
  period                        36,759            13,532            22,752                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,108,083           667,471         2,426,012           194,677         1,300,939           166,862
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       7,616,602 $       6,236,522 $      37,100,848 $       2,633,071 $      25,681,163 $       1,642,480
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.37 $           11.45 $           12.38 $           11.62 $           14.53 $            9.62
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.60 $           11.60 $           15.59 $           11.83 $           19.76 $            9.80
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                            Van Kampen        Van Kampen        Van Kampen
                            Van               Van              Life              Life              Life
                       Eck Worldwide     Eck Worldwide      Investment        Investment        Investment        Wells Fargo
                         Insurance         Insurance           Trust             Trust             Trust           Variable
                           Trust             Trust          (Class II)        (Class II)        (Class II)           Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                          Van Eck
                         Worldwide          Van Eck       LIT Aggressive                      LIT Growth and    Wells Fargo VT
                         Emerging          Worldwide          Growth        LIT Government        Income           Advantage
                          Markets         Hard Assets       (Class II)        (Class II)        (Class II)         Discovery
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       4,469,717 $       8,391,718 $      11,137,935 $       7,723,147 $      61,327,434 $       8,368,233
Contracts in payout
  (annuitization)
  period                             -                 -             1,471            25,298            30,751             5,582
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               224,496           302,513         2,062,853           822,553         2,998,934           583,948
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,761,734 $       6,634,449 $       9,286,103 $       7,690,475 $      53,140,957 $       7,324,880
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           15.48 $           18.30 $           11.96 $           10.19 $           11.78 $           11.43
                     ================= ================= ================= ================= ================= =================
  Highest            $           15.76 $           18.64 $           12.24 $           10.38 $           12.57 $           11.48
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------

                                 Wells Fargo
                                   Variable
                                    Trust
                                 Sub-Account
                               ---------------

                                Wells Fargo VT
                                  Advantage
                                 Opportunity
                               ---------------
ASSETS
Investments at fair value      $    19,431,568
                               ---------------
  Total assets                 $    19,431,568
                               ===============

NET ASSETS
Accumulation units             $    19,416,350
Contracts in payout
  (annuitization) period                15,218
                               ---------------
  Total net assets             $    19,431,568
                               ===============
FUND SHARE INFORMATION
Number of shares                       802,294
                               ===============
Cost of investments            $    17,490,651
                               ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.00
                               ===============
  Highest                      $         11.04
                               ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                 AIM Variable    AIM Variable     Insurance       Insurance       Insurance       Insurance
                                  Insurance       Insurance         Funds           Funds           Funds           Funds
                                    Funds           Funds         Series II       Series II       Series II       Series II
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                                  AIM V. I.
                                                  AIM V. I.                        Capital        AIM V. I.       AIM V. I.
                                  AIM V. I.      Demographic      AIM V. I.      Appreciation    Demographic       Mid Cap
                                 Basic Value      Trends (a)    Basic Value II        II        Trends II (b)   Core Equity II
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       22,345  $            -  $            -  $            -  $            -  $       29,348
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (355,438)        (18,104)       (134,172)        (27,691)         (7,814)       (123,200)
  Administrative expense               (25,901)         (1,203)         (8,891)         (1,826)           (515)         (8,246)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)        (358,994)        (19,307)       (143,063)        (29,517)         (8,329)       (102,098)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              4,911,589         414,377       1,043,474         290,956          69,895       1,132,572
    Cost of investments sold         4,542,049         352,731         983,720         285,548          64,268       1,096,048
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses)
      on fund shares                   369,540          61,646          59,754           5,408           5,627          36,524

Realized gain distributions            285,159               -         123,627               -               -         319,222
                                --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains
      (losses)                         654,699          61,646         183,381           5,408           5,627         355,746

Change in unrealized gains
  (losses)                             701,392            (663)        407,015         186,699          43,424         261,022
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                      1,356,091          60,983         590,396         192,107          49,051         616,768
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      997,097  $       41,676  $      447,333  $      162,590  $       40,722  $      514,670
                                ==============  ==============  ==============  ==============  ==============  ==============

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable
                                  Insurance
                                    Funds         The Alger       The Alger       The Alger       The Alger       The Alger
                                  Series II     American Fund   American Fund   American Fund   American Fund   American Fund
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                  AIM V. I.                         Alger           Alger           Alger           Alger
                                   Premier          Alger          Income &       Leveraged         MidCap          Small
                                  Equity II         Growth          Growth          AllCap          Growth      Capitalization
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        9,858  $       49,755  $      244,937  $            -  $            -  $            -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (19,020)       (284,349)       (297,002)       (241,120)       (490,298)       (198,693)
  Administrative expense                (1,254)        (22,939)        (24,142)        (18,398)        (37,486)        (15,690)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         (10,416)       (257,533)        (76,207)       (259,518)       (527,784)       (214,383)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                260,248       5,837,095       5,133,609       3,865,289       6,801,860       4,321,790
    Cost of investments sold           245,800       6,712,010       5,549,894       4,122,801       6,192,678       3,572,919
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses) on
      fund share                        14,448        (874,915)       (416,285)       (257,512)        609,182         748,871

Realized gain distributions                  -               -               -               -       1,327,244               -
                                --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)         14,448        (874,915)       (416,285)       (257,512)      1,936,426         748,871

Change in unrealized gains
  (losses)                              64,736       3,183,857         865,530       2,562,519       1,352,894       1,513,669
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                         79,184       2,308,942         449,245       2,305,007       3,289,320       2,262,540
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $       68,768  $    2,051,409  $      373,038  $    2,045,489  $    2,761,536  $    2,048,157
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                  The Alger       The Alger       The Alger       Federated       Federated       Federated
                                American Fund   American Fund   American Fund     Insurance       Insurance       Insurance
                                  (Series-S)      (Series-S)      (Series-S)        Series          Series          Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                    Alger           Alger                         Federated
                                    Alger         Leveraged         MidCap        Federated     Fund for U.S.     Federated
                                    Growth          AllCap          Growth         Capital        Government     High Income
                                 (Series - S)    (Series - S)    (Series - S)   Income Fund II  Securities II    Bond Fund II
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       14,675  $            -  $            -  $      457,436  $    1,707,347  $    2,541,691
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (169,622)        (24,458)       (111,655)       (106,288)       (530,097)       (400,309)
  Administrative expense               (11,973)         (1,647)         (7,337)         (9,809)        (44,152)        (32,919)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)        (166,920)        (26,105)       (118,992)        341,339       1,133,098       2,108,463
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              2,088,784         325,687         865,200       2,706,193      13,032,279       9,190,362
    Cost of investments sold         1,937,548         299,822         811,658       3,195,268      13,204,470       9,225,820
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses)
      on fund shares                   151,236          25,865          53,542        (489,075)       (172,191)        (35,458)

Realized gain distributions                  -               -         273,434               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized gains (losses)          151,236          25,865         326,976        (489,075)       (172,191)        (35,458)

Change in unrealized gains
  (losses)                           1,326,082         254,513         536,494         515,658        (743,261)     (1,864,428)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                      1,477,318         280,378         863,470          26,583        (915,452)     (1,899,886)
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    1,310,398  $      254,273  $      744,478  $      367,922  $      217,646  $      208,577
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity        Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                   Variable        Variable        Variable        Variable        Variable        Variable
                                   Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                 Products Fund   Products Fund   Products Fund   Products Fund   Products Fund   Products Fund
                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                      VIP                             VIP                                            VIP
                                 Asset Manager  VIP Contrafund   Equity-Income    VIP Growth     VIP Index 500   Money Market
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $      494,787  $      246,337  $    1,231,156  $      242,958  $    1,302,436  $    1,449,369
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (230,562)     (1,143,458)       (927,124)       (602,890)       (960,325)       (638,234)
  Administrative expense               (21,698)        (97,098)        (88,407)        (55,112)        (77,725)        (53,218)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         242,527        (994,219)        215,625        (415,044)        264,386         757,917
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              4,191,218      14,427,674      16,577,633      12,583,533      19,253,830      37,607,548
    Cost of investments sold         4,332,763      11,646,426      15,195,497      14,325,879      18,115,872      37,607,548
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses) on
      fund shares                     (141,545)      2,781,248       1,382,136      (1,742,346)      1,137,958               -

Realized gain distributions              6,343          15,396       2,705,503               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized gains (losses)         (135,202)      2,796,644       4,087,639      (1,742,346)      1,137,958               -

Change in unrealized gains
  (losses)                             303,441      10,569,119      (1,413,714)      3,871,560         790,815               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                        168,239      13,365,763       2,673,925       2,129,214       1,928,773               -
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      410,766  $   12,371,544  $    2,889,550  $    1,714,170  $    2,193,159  $      757,917
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity           Fidelity           Fidelity           Fidelity           Fidelity
                      Fidelity           Variable           Variable           Variable           Variable           Variable
                      Variable           Insurance          Insurance          Insurance          Insurance          Insurance
                      Insurance        Products Fund      Products Fund      Products Fund      Products Fund      Products Fund
                    Products Fund    (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                         VIP Asset                                VIP
                                          Manager        VIP Contrafund      Equity-Income       VIP Growth        VIP Index 500
                    VIP Overseas     (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         127,861  $          74,413  $           9,387  $         301,677  $          42,554  $         218,219
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (259,966)           (58,665)          (206,191)          (364,681)          (238,213)          (317,643)
  Administrative
    expense                 (22,792)            (3,873)           (13,638)           (24,722)           (17,048)           (21,255)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                 (154,897)            11,875           (210,442)           (87,726)          (212,707)          (120,679)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 4,102,560            716,745          1,371,390          3,493,850          2,386,237          2,670,882
  Cost of
    investments
    sold                  3,645,399            703,048          1,247,750          3,224,555          2,290,544          2,558,941
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Realized gains
    (losses) on
    fund
    shares                  457,161             13,697            123,640            269,295             95,693            111,941

Realized gain
  distributions             100,066              1,019              1,341            745,813                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
    gains
    (losses)                557,227             14,716            124,981          1,015,108             95,693            111,941

Change in
  unrealized
  gains (losses)          2,871,051            104,915          2,361,867            269,961            926,795            984,164
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
   and unrealized
   gains (losses)
   on investments         3,428,278            119,631          2,486,848          1,285,069          1,022,488          1,096,105
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE
  (DECREASE)IN
  NET ASSETS
  FROM
  OPERATIONS      $       3,273,381  $         131,506  $       2,276,406  $       1,197,343  $         809,781  $         975,426
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                      Fidelity           Fidelity           Fidelity
                      Variable           Variable           Variable         Goldman Sachs      Goldman Sachs
                      Insurance          Insurance          Insurance          Variable           Variable          J.P. Morgan
                    Products Fund      Products Fund      Products Fund        Insurance          Insurance           Series
                  (Service Class 2)  (Service Class 2)  (Service Class 2)        Trust              Trust            Trust II
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                   VIP Investment        VIP Money                             VIT CORE              VIT
                     Grade Bond           Market          VIP Overseas         Small Cap        International
                  (Service Class 2)  (Service Class 2)  (Service Class 2)       Equity             Equity          Small Company
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $       1,168,374  $         728,200  $          42,922  $          10,349  $          15,464  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (531,365)          (382,376)          (158,985)           (59,209)           (63,080)           (73,532)
  Administrative
    expense                 (37,081)           (25,312)           (11,011)            (4,291)            (4,636)            (5,381)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  599,928            320,512           (127,074)           (53,151)           (52,252)           (78,913)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 6,517,071         16,065,221          2,192,602          2,046,644            864,500          1,764,224
  Cost of
    investments
    sold                  6,707,320         16,065,221          1,949,813          1,742,070            794,125          1,505,044
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Realized gains
  (losses)on
  fund shares              (190,249)                 -            242,789            304,574             70,375            259,180

Realized gain
  distributions             736,583                  -             42,922            383,154                  -            705,983
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
   gains (losses)           546,334                  -            285,711            687,728             70,375            965,163

Change in
  unrealized
  gains (losses)         (1,000,418)                 -          2,145,151           (510,021)           546,462           (805,346)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments            (454,084)                 -          2,430,862            177,707            616,837            159,817
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         145,844  $         320,512  $       2,303,788  $         124,556  $         564,585  $          80,904
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus           Janus           Janus           Janus           Janus
                                 Aspen Series    Aspen Series    Aspen Series    Aspen Series    Aspen Series    Aspen Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                   Flexible         Forty         Large Cap                       Worldwide
                                   Balanced        Bond (c)     Portfolio (d)     Growth (e)    Mid Cap Growth      Growth
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    1,462,529  $    1,352,626  $       13,162  $      121,221  $            -  $      558,296
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (860,628)       (341,097)        (86,500)       (479,997)       (409,165)       (539,915)
  Administrative expense               (76,289)        (28,530)         (6,025)        (45,055)        (37,086)        (51,577)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         525,612         982,999         (79,363)       (403,831)       (446,251)        (33,196)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
 fund shares:
  Proceeds from sales               15,026,704       8,420,535       2,015,949      10,075,619      11,357,966      11,784,215
  Cost of investments sold          13,903,466       8,604,355       1,746,039      12,390,773      13,765,227      13,621,131
                                --------------  --------------  --------------  --------------  --------------  --------------

  Realized gains (losses)on
    fund shares                      1,123,238        (183,820)        269,910      (2,315,154)     (2,407,261)     (1,836,916)

Realized gain distributions                  -         775,955               -               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)        1,123,238         592,135         269,910      (2,315,154)     (2,407,261)     (1,836,916)

Change in unrealized gains
  (losses)                           2,291,547      (1,402,183)        471,029       3,537,242       6,009,182       3,399,975
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                      3,414,785        (810,048)        740,939       1,222,088       3,601,921       1,563,059
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    3,940,397  $      172,951  $      661,576  $      818,257  $    3,155,670  $    1,529,863
                                ==============  ==============  ==============  ==============  ==============  ==============

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(e)  Previously known as Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                        Janus              Janus              Janus              Janus              Janus              Janus
                    Aspen Series       Aspen Series       Aspen Series       Aspen Series       Aspen Series       Aspen Series
                  (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                              Forty                                                    Small
                                                            Portfolio           Mid Cap         Risk-Managed       Company Value
                      Balanced         Foreign Stock        (Service             Value              Core             (Service
                  (Service Shares)   (Service Shares)      Shares) (f)     (Service Shares)   (Service Shares)      Shares) (g)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         131,707  $          89,598  $             167  $         573,426  $         313,529  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (76,681)          (150,777)           (30,859)          (126,513)           (49,001)            (7,266)
  Administrative
    expense                  (5,158)           (11,262)            (2,034)            (8,413)            (3,265)              (504)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income (loss)            49,868            (72,441)           (32,726)           438,500            261,263             (7,770)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   719,900          4,130,250            442,424            682,909            604,912             79,407
  Cost of
    investments
    sold                    699,108          3,642,321            414,254            665,811            597,725             79,521
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Realized gains
    (losses)on
    fund shares              20,792            487,929             28,170             17,098              7,187               (114)

Realized gain
  distributions                   -                  -                  -            306,556            560,954                 67
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
    gains
    (losses)                 20,792            487,929             28,170            323,654            568,141                (47)

Change in
  unrealized
  gains (losses)            333,107             69,652            236,196             74,743           (500,915)            16,530
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             353,899            557,581            264,366            398,397             67,226             16,483
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         403,767  $         485,140  $         231,640  $         836,897  $         328,489  $           8,713
                  =================  =================  =================  =================  =================  =================

(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                        Janus             Lazard             Lazard          MFS Variable       MFS Variable       MFS Variable
                    Aspen Series        Retirement         Retirement          Insurance          Insurance          Insurance
                  (Service Shares)     Series, Inc.       Series, Inc.           Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                      Worldwide
                       Growth            Emerging         International      MFS Emerging       MFS Investors         MFS New
                  (Service Shares)        Markets            Equity             Growth              Trust            Discovery
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          33,214  $          26,087  $          20,283  $               -  $          35,880  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (38,064)          (113,611)           (29,764)           (96,111)           (87,197)          (176,872)
  Administrative
    expense                  (2,710)            (8,043)            (2,166)            (6,809)            (6,377)           (12,265)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                   (7,560)           (95,567)           (11,647)          (102,920)           (57,694)          (189,137)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   426,329          1,721,046            335,071          1,192,120          1,027,225          2,956,154
  Cost of
    investments
    sold                    389,439          1,188,944            286,878          1,430,778            990,836          2,818,129
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                   36,890            532,102             48,193           (238,658)            36,389            138,025

Realized gain
  distributions                   -            310,898             30,887                  -                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                 36,890            843,000             79,080           (238,658)            36,389            138,025

Change in
  unrealized
  gains (losses)             76,671          2,061,783            121,806            834,694            365,780            394,573
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             113,561          2,904,783            200,886            596,036            402,169            532,598
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         106,001  $       2,809,216  $         189,239  $         493,116  $         344,475  $         343,461
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                          MFS Variable       MFS Variable       MFS Variable       MFS Variable
                    MFS Variable       MFS Variable         Insurance          Insurance          Insurance          Insurance
                      Insurance          Insurance            Trust              Trust              Trust              Trust
                        Trust              Trust         (Service Class)    (Service Class)    (Service Class)    (Service Class)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                            MFS High         MFS Investor       MFS Investors         MFS New
                                         MFS Total           Income          Growth Stock           Trust            Discovery
                    MFS Research          Return         (Service Class)    (Service Class)    (Service Class)    (Service Class)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          21,991  $         714,565  $         429,165  $           1,549  $           4,493  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (57,876)          (490,644)          (103,883)           (45,212)           (24,500)          (100,850)
  Administrative
    expense                  (4,356)           (36,134)            (6,981)            (3,044)            (1,616)            (7,127)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  (40,241)           187,787            318,301            (46,707)           (21,623)          (107,977)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 1,793,340          5,462,412            943,355            281,358            127,686          2,714,587
  Cost of
    investments
    sold                  1,901,755          4,992,334            953,623            277,328            119,685          2,514,224
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses) on
    fund shares            (108,415)           470,078            (10,268)             4,030              8,001            200,363

Realized gain
  distributions                   -          1,400,903                  -                  -                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)               (108,415)         1,870,981            (10,268)             4,030              8,001            200,363

Change in
  unrealized
  gains (losses)            369,362         (1,577,603)          (239,490)           230,852            126,430            163,772
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses)
    on investments          260,947            293,378           (249,758)           234,882            134,431            364,135
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS $         220,706  $         481,165  $          68,543  $         188,175  $         112,808  $         256,158
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Oppenheimer        Oppenheimer        Oppenheimer
                    MFS Variable       MFS Variable       MFS Variable         Variable           Variable           Variable
                      Insurance          Insurance          Insurance        Account Funds      Account Funds      Account Funds
                        Trust              Trust              Trust         (Service Class     (Service Class     (Service Class
                   (Service Class)    (Service Class)    (Service Class)        ("SC"))            ("SC"))            ("SC"))
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                                                    Oppenheimer
                      MFS Total                                               Oppenheimer        Oppenheimer        Main Street
                       Return          MFS Utilities        MFS Value         Aggressive           Global            Small Cap
                   (Service Class)    (Service Class)    (Service Class)    Growth (SC) (g)    Securities (SC)      Growth (SC)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         197,599  $          29,382  $          19,201  $               -  $          65,802  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (179,668)           (88,825)           (51,234)            (3,835)          (151,138)          (576,023)
  Administrative
    expense                 (12,016)            (6,347)            (3,510)              (262)            (9,969)           (40,936)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                    5,915            (65,790)           (35,543)            (4,097)           (95,305)          (616,959)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   975,359          1,962,532            300,454             21,442            821,092         10,273,387
  Cost of
    investments
    sold                    968,791          1,538,113            291,863             20,135            737,809          8,819,053
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                    6,568            424,419              8,591              1,307             83,283          1,454,334

Realized gain
  distributions             424,930                  -             68,101                  -                  -            971,135
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                431,498            424,419             76,692              1,307             83,283          2,425,469

Change in
  unrealized
  gains (losses)           (258,867)           501,934            153,802             34,929          1,557,163          1,666,584
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             172,631            926,353            230,494             36,236          1,640,446          4,092,053
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         178,546  $         860,563  $         194,951  $          32,139  $       1,545,141  $       3,475,094
                  =================  =================  =================  =================  =================  =================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                      Panorama
                       Series         PIMCO Advisors     PIMCO Advisors     PIMCO Advisors     PIMCO Advisors     PIMCO Advisors
                     Fund, Inc.          Variable           Variable           Variable           Variable           Variable
                   (Service Class        Insurance          Insurance          Insurance          Insurance          Insurance
                       ("SC"))             Trust              Trust              Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                     Oppenheimer
                    International        NFJ Small                                                  OpCap              OpCap
                     Growth (SC)       Cap Value (h)     OpCap Balanced      OpCap Equity      Renaissance (i)       Small Cap
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          18,481  $          23,093  $          84,578  $          28,470  $               -  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (36,644)           (15,025)          (391,228)           (95,705)           (79,601)          (291,377)
  Administrative
    expense                  (3,212)              (993)           (28,251)            (7,025)            (5,358)           (21,488)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net investment
    income
    (loss)                  (21,375)             7,075           (334,901)           (74,260)           (84,959)          (312,865)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 1,011,566          3,873,331          5,869,968          1,027,253          1,397,343          5,905,122
  Cost of
    investments
    sold                    876,276          4,176,000          5,678,838            901,911          1,463,506          5,765,363
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                  135,290           (302,669)           191,130            125,342            (66,163)           139,759

Realized gain
  distributions                   -            338,409          1,321,008                  -            221,632          3,003,995
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                135,290             35,740          1,512,138            125,342            155,469          3,143,754

Change in
  unrealized
  gains (losses)            223,889           (135,404)          (856,855)           324,789           (279,292)        (3,347,467)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             359,179            (99,664)           655,283            450,131           (123,823)          (203,713)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         337,804  $         (92,589) $         320,382  $         375,871  $        (208,782) $        (516,578)
                  =================  =================  =================  =================  =================  =================

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                   PIMCO Advisors
                      Variable        PIMCO Variable     PIMCO Variable     PIMCO Variable     PIMCO Variable     PIMCO Variable
                      Insurance          Insurance          Insurance          Insurance          Insurance          Insurance
                        Trust              Trust              Trust              Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                                                    StocksPLUS
                         PEA                                                                                        Growth and
                     Science and                                                 PIMCO              PIMCO             Income
                   Technology (h)      Foreign Bond       Money Market        Real Return       Total Return         Portfolio
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $               -  $         555,964  $         967,622  $         560,147  $       3,470,463  $         183,383
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (39,935)          (311,469)          (498,833)          (287,379)        (1,401,756)          (107,821)
  Administrative
    expense                  (2,782)           (23,692)           (34,558)           (19,140)          (104,464)            (7,829)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  (42,717)           220,803            434,230            253,628          1,964,243             67,733
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
  Realized gains
    (losses) on
    fund shares:
  Proceeds from
    sales                10,245,277          6,605,513         22,331,938          2,550,396         20,948,446          1,036,969
  Cost of
    investments
    sold                 11,245,122          6,505,595         22,331,938          2,523,338         20,637,647            923,695
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

   Realized gains
    (losses) on
    fund shares            (999,845)            99,918                  -             27,058            310,799            113,274

Realized gain
  distributions                   -            202,209                  -            286,300          1,667,764                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)               (999,845)           302,127                  -            313,358          1,978,563            113,274

Change in
  unrealized
  gains (losses)           (372,700)           251,510                  -           (468,546)        (3,007,733)           (30,953)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments          (1,372,545)           553,637                  -           (155,188)        (1,029,170)            82,321
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS $      (1,415,262) $         774,440  $         434,231  $          98,440  $         935,073  $         150,054
                  =================  =================  =================  =================  =================  =================

(h)  For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Salomon            Salomon
                                                                                                  Brothers           Brothers
                                                                                                  Variable           Variable
                       Putnam             Putnam              Rydex              Rydex             Series             Series
                   Variable Trust     Variable Trust     Variable Trust     Variable Trust       Funds Inc.         Funds Inc.
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                            VT
                                       International
                                        Growth and                           Rydex Sector
                    VT High Yield         Income            Rydex OTC          Rotation          All Cap (j)         Investors
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         784,495  $          59,885  $               -  $               -  $          99,829  $         168,289
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (137,163)           (99,066)           (41,283)           (17,688)          (167,062)          (199,147)
  Administrative
    expense                  (9,756)            (7,791)            (2,838)            (1,191)           (11,940)           (14,395)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  637,576            (46,972)           (44,121)           (18,879)           (79,173)           (45,253)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 2,208,758          2,314,409            799,307            598,094          2,103,128          2,077,184
  Cost of
    investments
    sold                  2,139,135          1,937,286            710,686            566,166          1,796,209          1,905,078
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

   Realized gains
    (losses) on
    fund shares              69,623            377,123             88,621             31,928            306,919            172,106

Realized gain
  distributions                   -                  -                  -                  -              8,223                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                 69,623            377,123             88,621             31,928            315,142            172,106

Change in
  unrealized
  gains (losses)           (560,130)           589,361           (112,798)           144,948             51,494            545,331
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments            (490,507)           966,484            (24,177)           176,876            366,636            717,437
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         147,069  $         919,512  $         (68,298) $         157,997  $         287,463  $         672,184
                  =================  =================  =================  =================  =================  =================

(j)  Previously known as Variable All Cap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                   Salomon         Salomon         Salomon         Scudder         Scudder         Scudder
                                   Brothers        Brothers        Brothers        Variable        Variable        Variable
                                   Variable        Variable        Variable       Insurance       Insurance       Insurance
                                  Funds Inc.      Funds Inc.      Funds Inc.        Trust           Trust           Trust
                                  (Class II)      (Class II)      (Class II)      (Class B)       (Class B)       (Class B)
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                   Variable          EAFE         Equity 500      Small Cap
                                   All Cap        High Yield      Investors      Equity Index       Index           Index
                                  (Class II)      (Class II)      (Class II)    (Class B) (k)     (Class B)       (Class B)
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        9,860  $    1,124,456  $       14,281  $        7,372  $       50,113  $        5,679
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (19,525)       (191,622)        (25,124)         (2,893)        (53,893)        (18,355)
  Administrative expense                (1,230)        (12,835)         (1,698)           (202)         (3,750)         (1,292)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net investment income (loss)         (10,895)        919,999         (12,541)          4,277          (7,530)        (13,968)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales                  282,429       1,095,222         197,012         411,284         489,543         219,089
  Cost of investments sold             273,688       1,086,527         190,227         372,744         446,478         197,075
                                --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
    fund shares                          8,741           8,695           6,785          38,540          43,065          22,014

Realized gain distributions              1,158         327,116               -               -               -          37,797
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)            9,899         335,811           6,785          38,540          43,065          59,811

Change in unrealized gains
  (losses)                              48,088        (925,433)        100,972         (42,697)         77,312          (7,515)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                         57,987        (589,622)        107,757          (4,157)        120,377          52,296
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $       47,092  $      330,377  $       95,216  $          120  $      112,847  $       38,328
                                ==============  ==============  ==============  ==============  ==============  ==============

(k)  For the period beginning January 1, 2005 and ended July 25, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                   Scudder        Scudder        Scudder        Scudder        Scudder           Scudder
                                  Variable       Variable       Variable       Variable       Variable           Variable
                                  Series I       Series I       Series I       Series I       Series I          Series II
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account       Sub-Account
                                -------------  -------------  -------------  -------------  -------------  --------------------

                                                                 Global       Growth and
                                Balanced (l)       Bond         Discovery       Income      International  Total Return (g) (l)
                                -------------  -------------  -------------  -------------  -------------  --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $     554,308  $     707,774  $      66,387  $      47,890  $      70,239  $                  -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (79,332)      (252,268)      (166,222)       (49,272)       (60,240)             (149,171)
  Administrative expense               (7,361)       (20,617)       (11,856)        (3,596)        (4,253)              (13,640)
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net investment income (loss)        467,615        434,889       (111,691)        (4,978)         5,746              (162,811)
                                -------------  -------------  -------------  -------------  -------------  --------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales              19,171,610      4,653,657      1,985,860        954,307      1,083,120             3,325,953
  Cost of investments sold         20,779,225      4,595,437      1,532,617        904,744        936,057             3,178,477
                                -------------  -------------  -------------  -------------  -------------  --------------------

   Realized gains (losses) on
    fund shares                    (1,607,615)        58,220        453,243         49,563        147,063               147,476

Realized gain distributions                 -        180,413              -              -              -                     -
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net realized gains (losses)      (1,607,615)       238,633        453,243         49,563        147,063               147,476

Change in unrealized gains
  (losses)                            560,705       (449,765)     1,534,850        102,031        429,729             1,028,021
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net realized and unrealized
    gains (losses) on
    investments                    (1,046,910)      (211,132)     1,988,093        151,594        576,792             1,175,497
                                -------------  -------------  -------------  -------------  -------------  --------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    (579,295) $     223,757  $   1,876,402  $     146,616  $     582,538  $          1,012,686
                                =============  =============  =============  =============  =============  ====================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Strong
                                                                                    Strong           Variable       T. Rowe Price
                                 STI Classic     STI Classic     STI Classic     Opportunity        Insurance           Equity
                                Variable Trust  Variable Trust  Variable Trust  Funds II, Inc.     Funds, Inc.       Series, Inc.
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  ------------------  --------------

                                                     STI          STI Large
                                 STI Capital    International     Cap Value      Opportunity         Mid Cap        T. Rowe Price
                                 Appreciation       Equity        Equity (m)     Fund II (n)    Growth Fund II (o)  Equity Income
                                --------------  --------------  --------------  --------------  ------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        2,924  $        2,345  $       67,582  $            -  $                -  $      654,900
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (29,931)         (1,146)        (60,448)        (76,179)            (32,583)       (582,793)
  Administrative expense                (2,132)            (92)         (4,294)         (5,435)             (2,363)        (41,733)
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net investment income (loss)         (29,139)          1,107           2,840         (81,614)            (34,946)         30,374
                                --------------  --------------  --------------  --------------  ------------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  440,703           3,856       3,020,882      20,837,169           9,242,085       6,804,955
  Cost of investments sold             421,922           2,917       2,802,961      18,026,292          10,026,708       5,986,243
                                --------------  --------------  --------------  --------------  ------------------  --------------

   Realized gains (losses) on
    fund shares                         18,781             939         217,921       2,810,877            (784,623)        818,712

Realized gain distributions                  -               -               -               -                   -       1,973,080
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net realized gains (losses)           18,781             939         217,921       2,810,877            (784,623)      2,791,792

Change in unrealized gains
  (losses)                             (48,308)          8,371        (147,071)     (3,395,122)            189,292      (1,792,299)
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                        (29,527)          9,310          70,850        (584,245)           (595,331)        999,493
                                --------------  --------------  --------------  --------------  ------------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      (58,666) $       10,417  $       73,690  $     (665,859) $         (630,277) $    1,029,867
                                ==============  ==============  ==============  ==============  ==================  ==============

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal
                               Equity           Equity           Equity           Equity        International    Institutional
                            Series, Inc.     Series, Inc.    Series, Inc. II  Series, Inc. II   Series, Inc.      Funds, Inc.
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                             T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price     Van Kampen
                            T. Rowe Price     New America       Blue Chip         Equity        International         UIF
                           Mid-Cap Growth       Growth          Growth II        Income II          Stock        Equity Growth
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $             -  $             -  $        17,156  $       383,754  $       127,800  $       142,114
Charges from Lincoln
  Benefit Life Company:
  Mortality and expense
    risk                          (430,932)         (60,994)        (127,985)        (361,067)        (100,187)        (406,222)
  Administrative expense           (30,934)          (4,456)          (8,553)         (24,176)          (7,311)         (29,011)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                        (461,866)         (65,450)        (119,382)          (1,489)          20,302         (293,119)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
  Proceeds from sales            5,536,893        1,114,743          778,069        1,720,106        1,516,308        5,293,111
  Cost of investments
    sold                         4,016,509        1,013,404          760,775        1,669,925        1,303,474        4,839,389
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Realized gains (losses)
    on fund shares               1,520,384          101,339           17,294           50,181          212,834          453,722

Realized gain
  distributions                  1,745,588                -                -        1,633,623           27,783                -
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                     3,265,972          101,339           17,294        1,683,804          240,617          453,722

Change in unrealized
  gains (losses)                   983,121          123,200          767,858         (893,098)         775,052        3,577,788
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on
    investments                  4,249,093          224,539          785,152          790,706        1,015,669        4,031,510
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     3,787,227  $       159,089  $       665,770  $       789,217  $     1,035,971  $     3,738,391
                           ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                The Universal   The Universal        Van
                                The Universal   The Universal   The Universal   Institutional   Institutional   Eck Worldwide
                                Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.      Insurance
                                 Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)      (Class II)        Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                                  Van Kampen      Van Kampen       Van Eck
                                                  Van Kampen      Van Kampen         UIF           UIF U.S.       Worldwide
                                  Van Kampen         UIF           UIF U.S.     Equity Growth    Real Estate       Absolute
                                UIF High Yield  Mid Cap Growth  Mid Cap Value     (Class II)      (Class II)        Return
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $      643,655  $            -  $      144,568  $        8,596  $      253,563  $            -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (113,922)        (98,185)       (617,909)        (32,508)       (325,032)        (19,420)
  Administrative expense                (8,218)         (7,177)        (45,662)         (2,180)        (21,425)         (1,301)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net investment income (loss)         521,515        (105,362)       (519,003)        (26,092)        (92,894)        (20,721)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                2,191,236       1,307,339      12,515,621         895,886       6,610,806         215,933
  Cost of investments sold           2,182,453       1,113,213      10,864,048         804,310       5,852,092         214,741
                                --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
    fund shares                          8,783         194,126       1,651,573          91,576         758,714           1,192

Realized gain distributions                  -               -         644,620               -         597,706               -
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)            8,783         194,126       2,296,193          91,576       1,356,420           1,192

Change in unrealized gains
  (losses)                            (572,336)        993,304       2,740,624         351,149       2,260,138             485
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                       (563,553)      1,187,430       5,036,817         442,725       3,616,558           1,677
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      (42,038) $    1,082,068  $    4,517,814  $      416,633  $    3,523,664  $      (19,044)
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                  Van Kampen      Van Kampen      Van Kampen
                                     Van             Van             Life            Life            Life
                                Eck Worldwide   Eck Worldwide     Investment      Investment      Investment       Wells Fargo
                                  Insurance       Insurance         Trust           Trust           Trust           Variable
                                    Trust           Trust         (Class II)      (Class II)      (Class II)          Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  --------------  -----------------

                                   Van Eck
                                  Worldwide        Van Eck      LIT Aggressive                  LIT Growth and   Wells Fargo VT
                                   Emerging       Worldwide         Growth      LIT Government      Income          Advantage
                                   Markets       Hard Assets      (Class II)      (Class II)      (Class II)    Discovery (o) (p)
                                --------------  --------------  --------------  --------------  --------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        5,829  $        5,491  $            -  $      185,956  $      365,256  $               -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (32,052)        (62,037)       (144,956)        (89,802)       (691,108)           (76,416)
  Administrative expense                (2,164)         (4,116)        (10,472)         (6,028)        (50,133)            (5,582)
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net investment income (loss)         (28,387)        (60,662)       (155,428)         90,126        (375,985)           (81,998)
                                --------------  --------------  --------------  --------------  --------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  956,970       1,168,717       3,122,876         772,708      10,074,984          1,488,245
  Cost of investments sold             887,562       1,020,881       2,795,477         769,234       8,790,433          1,422,441
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Realized gains (losses) on
    fund shares                         69,408         147,836         327,399           3,474       1,284,551             65,804

Realized gain distributions                  -               -               -               -       1,031,386                  -
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net realized gains (losses)           69,408         147,836         327,399           3,474       2,315,937             65,804

Change in unrealized gains
  (losses)                             613,377       1,676,758         784,667           3,656       2,095,265          1,048,935
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net realized and unrealized
    gains (losses) on
    investments                        682,785       1,824,594       1,112,066           7,130       4,411,202          1,114,739
                                --------------  --------------  --------------  --------------  --------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      654,398  $    1,763,932  $      956,638  $       97,256  $    4,035,217  $       1,032,741
                                ==============  ==============  ==============  ==============  ==============  =================

(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------

                                    Wells Fargo
                                      Variable
                                       Trust
                                    Sub-Account
                                --------------------

                                   Wells Fargo VT
                                     Advantage
                                 Opportunity (n)(p)
                                --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $                  -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk                (199,353)
  Administrative expense                     (14,164)
                                --------------------

  Net investment income (loss)              (213,517)
                                --------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales                      3,053,834
  Cost of investments sold                 2,892,318
                                --------------------

  Realized gains (losses) on
    fund shares                              161,516

Realized gain distributions                        -
                                --------------------

  Net realized gains (losses)                161,516

Change in unrealized gains
  (losses)                                 1,940,917
                                --------------------

  Net realized and unrealized
    gains (losses) on
    investments                            2,102,433
                                --------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $          1,888,916
                                ====================

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable                   AIM Variable                 AIM Variable
                                               Insurance                      Insurance                    Insurance
                                                 Funds                          Funds                    Fund Series II
                                              Sub-Account                    Sub-Account                  Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             AIM V. I.
                                                AIM V. I.                   Demographic                    AIM V. I.
                                               Basic Value                   Trends (a)                  Basic Value II
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005        2004 (q) (r)      2005           2004           2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (358,994) $    (260,094) $     (19,307) $     (22,257) $    (143,063) $     (37,702)
Net realized gains (losses)                 654,699       (209,167)        61,646         33,212        183,381          2,105
Change in unrealized gains (losses)         701,392      2,164,649           (663)        67,033        407,015        493,277
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           997,097      1,695,388         41,676         77,988        447,333        457,680
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    534,398      1,137,016          2,958        134,026      3,671,341      5,018,638
Benefit payments                           (169,891)      (161,388)       (12,205)             -        (57,084)       (12,296)
Payments on termination                  (2,183,244)    (1,431,521)      (120,783)      (107,565)      (344,853)      (135,155)
Loans - net                                      (3)             -              -              -              -              -
Contract maintenance charge                  (8,854)        (5,932)             -              -        (17,445)             -
Transfers among the sub-accounts
  and with the Fixed Account - net           25,443     25,184,410       (118,213)        38,270      1,163,563      1,011,039
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,802,151)    24,722,585       (248,243)        64,731      4,415,522      5,882,226
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          (805,054)    26,417,973       (206,567)       142,719      4,862,855      6,339,906

NET ASSETS AT BEGINNING OF PERIOD        26,417,973              -      1,409,794      1,267,075      6,339,906              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  25,612,919  $  26,417,973  $   1,203,227  $   1,409,794  $  11,202,761  $   6,339,906
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,445,532              -        150,101        143,697        591,413              -
      Units issued                          344,813      3,191,908         18,091         40,235        550,303        632,233
      Units redeemed                       (514,070)      (746,376)       (45,635)       (33,831)      (134,586)       (40,820)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      2,276,275      2,445,532        122,557        150,101      1,007,130        591,413
                                      =============  =============  =============  =============  =============  =============

(a)  Previously known as AIM V. I. Dent Demographics
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable                   AIM Variable                 AIM Variable
                                                Insurance                      Insurance                   Insurance
                                             Fund Series II                 Fund Series II               Fund Series II
                                               Sub-Account                    Sub-Account                  Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                            AIM V. I. Capital                AIM V. I.                     AIM V. I.
                                             Appreciation II         Demographic Trends II (b)       Mid Cap Core Equity II
                                      ----------------------------  ----------------------------  -------------  -------------

                                          2005          2004 (s)        2005          2004 (s)        2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,517) $      (4,764) $      (8,329) $      (1,843) $    (102,098) $     (26,004)
Net realized gains (losses)                   5,408            568          5,627             28        355,746        212,522
Change in unrealized gains (losses)         186,699         63,332         43,424         20,677        261,022        133,352
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           162,590         59,136         40,722         18,862        514,670        319,870
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    788,279        877,719        176,357        235,964      3,842,956      4,148,151
Benefit payments                            (24,115)             -         (4,401)          (160)       (35,579)       (10,670)
Payments on termination                     (50,384)        (2,762)       (39,160)        (1,470)      (255,030)       (31,943)
Loans - net                                     (82)             -             (5)             -             (6)             -
Contract maintenance charge                  (1,792)             -           (958)             -        (20,556)             -
Transfers among the sub-accounts
  and with the Fixed Account - net          493,478        253,650        207,611         66,016      1,186,210        977,307
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              1,205,384      1,128,607        339,444        300,350      4,717,995      5,082,845
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         1,367,974      1,187,743        380,166        319,212      5,232,665      5,402,715

NET ASSETS AT BEGINNING OF PERIOD         1,187,743              -        319,212              -      5,402,715              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   2,555,717  $   1,187,743  $     699,378  $     319,212  $  10,635,380  $   5,402,715
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  115,571              -         31,068              -        492,759              -
      Units issued                          149,936        118,617         43,356         33,133        556,569        511,527
      Units redeemed                        (32,800)        (3,046)        (9,214)        (2,065)      (130,599)       (18,768)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        232,707        115,571         65,210         31,068        918,729        492,759
                                      =============  =============  =============  =============  =============  =============

(b)  Previously known as AIM V. I. Dent Demographics II
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable
                                                Insurance                    The Alger                     The Alger
                                             Fund Series II                American Fund                 American Fund
                                               Sub-Account                  Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               AIM V. I.                                                      Alger
                                           Premier Equity II                Alger Growth                 Income & Growth
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005          2004 (s)        2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (10,416) $      (1,337) $    (257,533) $    (323,112) $     (76,207) $    (224,450)
Net realized gains (losses)                  14,448             23       (874,915)    (1,627,035)      (416,285)      (931,390)
Change in unrealized gains (losses)          64,736         37,738      3,183,857      2,760,405        865,530      2,675,188
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            68,768         36,424      2,051,409        810,258        373,038      1,519,348
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    512,408        625,897        595,395      2,469,298        360,610      1,500,844
Benefit payments                            (80,166)             -       (361,647)      (257,943)      (161,887)      (314,800)
Payments on termination                    (135,423)        (3,263)    (2,577,207)    (2,046,592)    (2,691,067)    (2,949,702)
Loans - net                                       -              -           (523)          (719)          (111)          (817)
Contract maintenance charge                    (554)             -        (15,943)       (15,739)       (13,236)       (14,274)
Transfers among the sub-accounts
  and with the Fixed Account - net          407,116        101,777       (400,202)    (1,212,930)    (1,220,054)    (1,420,030)
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                703,381        724,411     (2,760,127)    (1,064,625)    (3,725,745)    (3,198,779)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           772,149        760,835       (708,718)      (254,367)    (3,352,707)    (1,679,431)

NET ASSETS AT BEGINNING OF PERIOD           760,835              -     22,746,174     23,000,541     24,441,319     26,120,750
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   1,532,984  $     760,835  $  22,037,456  $  22,746,174  $  21,088,612  $  24,441,319
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   74,218              -      2,388,736      2,416,249      2,213,720      2,447,349
      Units issued                          101,283         76,081        423,665        666,132        161,097        440,589
      Units redeemed                        (31,303)        (1,863)      (650,253)      (693,645)      (464,580)      (674,218)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        144,198         74,218      2,162,148      2,388,736      1,910,237      2,213,720
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                The Alger                     The Alger                     The Alger
                                              American Fund                 American Fund                 American Fund
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                  Alger                        Alger                          Alger
                                            Leveraged AllCap               MidCap Growth              Small Capitalization
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (259,518) $    (268,313) $    (527,784) $    (505,485) $    (214,383) $    (193,197)
Net realized gains (losses)                (257,512)      (628,894)     1,936,426        257,523        748,871        577,443
Change in unrealized gains (losses)       2,562,519      2,000,419      1,352,894      3,820,439      1,513,669      1,456,383
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         2,045,489      1,103,212      2,761,536      3,572,477      2,048,157      1,840,629
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    548,611      2,330,460      1,221,196      5,684,333        425,737      1,335,484
Benefit payments                           (291,478)      (187,107)      (419,218)      (426,101)      (133,230)       (33,055)
Payments on termination                  (1,891,937)    (1,391,381)    (3,460,079)    (3,060,230)    (1,413,939)    (1,145,119)
Loans - net                                    (577)          (776)          (687)          (703)          (179)          (745)
Contract maintenance charge                 (17,072)       (17,891)       (25,733)       (22,831)        (8,988)        (8,257)
Transfers among the sub-accounts
  and with the Fixed Account - net         (828,032)    (1,207,974)     2,766,664     (1,408,632)       332,217        (42,783)
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (2,480,485)      (474,669)        82,143        765,836       (798,382)       105,525
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          (434,996)       628,543      2,843,679      4,338,313      1,249,775      1,946,154

NET ASSETS AT BEGINNING OF PERIOD        18,677,346     18,048,803     35,746,469     31,408,156     14,870,879     12,924,725
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  18,242,350  $  18,677,346  $  38,590,148  $  35,746,469  $  16,120,654  $  14,870,879
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,930,871      1,850,004      2,633,993      2,483,742      1,788,473      1,739,215
      Units issued                          188,110        516,445        566,573      1,307,298        444,575      1,114,874
      Units redeemed                       (386,506)      (435,578)      (559,840)    (1,157,047)      (521,300)    (1,065,616)
                                      -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period     1,732,475      1,930,871      2,640,726      2,633,993      1,711,748      1,788,473
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                The Alger                     The Alger                     The Alger
                                              American Fund                 American Fund                 American Fund
                                                (Series-S)                    (Series-S)                    (Series-S)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                              Alger Growth                 Alger Leveraged                Alger MidCap
                                              (Series - S)               AllCap (Series - S)           Growth (Series - S)
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005          2004 (s)        2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (166,920) $     (80,049) $     (26,105) $      (4,560) $    (118,992) $     (21,504)
Net realized gains (losses)                 151,236         (7,165)        25,865         (8,096)       326,976         10,566
Change in unrealized gains (losses)       1,326,082        523,814        254,513         68,238        536,494        465,394
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         1,310,398        436,600        254,273         55,582        744,478        454,456
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,737,708      4,726,916      1,228,400        743,900      3,808,954      3,232,195
Benefit payments                            (82,567)       (22,255)        (9,272)             -         (7,188)       (37,297)
Payments on termination                    (735,983)      (242,415)       (41,943)        (1,944)      (296,498)        (9,237)
Loans - net                                     (31)             -            (14)             -              -              -
Contract maintenance charge                  (4,894)          (506)        (2,232)             -         (6,437)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,700,493      2,698,576        617,602         91,170      1,725,981        761,140
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              3,614,726      7,160,316      1,792,541        833,126      5,224,812      3,946,801
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         4,925,124      7,596,916      2,046,814        888,708      5,969,290      4,401,257

NET ASSETS AT BEGINNING OF PERIOD         9,296,191      1,699,275        888,708              -      4,401,257              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  14,221,315  $   9,296,191  $   2,935,522  $     888,708  $  10,370,547  $   4,401,257
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  807,036        137,614         87,169              -        415,207              -
      Units issued                          566,268        759,930        203,978         94,056        577,542        438,481
      Units redeemed                       (211,851)       (90,508)       (34,917)        (6,887)       (85,330)       (23,274)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,161,453        807,036        256,230         87,169        907,419        415,207
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                Federated                     Federated                     Federated
                                                Insurance                     Insurance                     Insurance
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                           Federated Capital           Federated Fund for U.S.            Federated High
                                            Income Fund II            Government Securities II         Income Bond Fund II
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     341,339  $     275,245  $   1,133,098  $   1,628,813  $   2,108,463  $   1,698,157
Net realized gains (losses)                (489,075)      (732,115)      (172,191)       330,393        (35,458)       204,415
Change in unrealized gains (losses)         515,658      1,210,252       (743,261)      (900,363)    (1,864,428)       740,942
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           367,922        753,382        217,646      1,058,843        208,577      2,643,514
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    142,294        601,014        999,538      3,690,226        566,045      5,141,488
Benefit payments                           (100,172)      (219,508)      (653,064)      (341,071)      (296,703)      (350,436)
Payments on termination                  (1,558,134)    (1,257,914)    (5,746,696)    (9,027,110)    (4,749,790)    (4,695,913)
Loans - net                                     (46)           (48)          (374)          (384)          (505)          (479)
Contract maintenance charge                  (5,181)        (5,472)       (22,612)       (27,861)       (15,179)       (13,715)
Transfers among the sub-accounts
  and with the Fixed Account - net         (472,249)       178,491     (4,179,078)    (7,908,718)    (1,183,852)     2,627,989
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,993,488)      (703,437)    (9,602,286)   (13,614,918)    (5,679,984)     2,708,934
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (1,625,566)        49,945     (9,384,640)   (12,556,075)    (5,471,407)     5,352,448

NET ASSETS AT BEGINNING OF PERIOD         9,162,564      9,112,619     44,722,928     57,279,003     32,896,084     27,543,636
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   7,536,998  $   9,162,564  $  35,338,288  $  44,722,928  $  27,424,677  $  32,896,084
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  954,889      1,008,076      3,349,567      4,332,653      2,571,937      2,278,456
      Units issued                          104,082        281,162        479,074        835,594        412,238      1,286,044
      Units redeemed                       (289,987)      (334,349)    (1,173,076)    (1,818,680)      (826,870)      (992,563)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        768,984        954,889      2,655,565      3,349,567      2,157,305      2,571,937
                                      -------------  -------------  -------------  -------------  -------------  -------------

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                      Fidelity                      Fidelity
                                               Variable                      Variable                      Variable
                                               Insurance                     Insurance                     Insurance
                                             Products Fund                 Products Fund                 Products Fund
                                              Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               VIP Asset                                                       VIP
                                                Manager                    VIP Contrafund                 Equity-Income
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     242,527  $     240,651  $    (994,219) $    (838,738) $     215,625  $     104,777
Net realized gains (losses)                (135,202)      (159,811)     2,796,644        882,074      4,087,639      1,488,661
Change in unrealized gains (losses)         303,441        662,552     10,569,119      9,880,051     (1,413,714)     5,956,052
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           410,766        743,392     12,371,544      9,923,387      2,889,550      7,549,490
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    247,104      1,524,907      2,032,526      6,588,538      1,244,776      4,247,090
Benefit payments                           (306,693)      (199,777)      (838,166)      (776,240)      (821,436)      (732,634)
Payments on termination                  (2,647,589)    (1,924,033)   (11,577,250)    (8,309,371)   (12,629,025)   (12,235,242)
Loans - net                                    (328)          (385)        (1,150)        (1,289)        (2,079)        (2,351)
Contract maintenance charge                  (9,926)       (10,276)       (50,956)       (45,665)       (39,921)       (43,823)
Transfers among the sub-accounts
  and with the Fixed Account - net           95,607        959,556      9,632,447      5,818,674       (908,056)     2,669,429
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (2,621,825)       349,992       (802,549)     3,274,647    (13,155,741)    (6,097,531)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (2,211,059)     1,093,384     11,568,995     13,198,034    (10,266,191)     1,451,959

NET ASSETS AT BEGINNING OF PERIOD        19,256,372     18,162,988     82,371,369     69,173,335     78,275,907     76,823,948
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  17,045,313  $  19,256,372  $  93,940,364  $  82,371,369  $  68,009,716  $  78,275,907
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,455,177      1,377,770      5,562,917      5,121,753      4,608,985      4,757,340
      Units issued                          163,483        365,072      1,272,558      1,497,772        371,646      1,319,724
      Units redeemed                       (333,284)      (287,665)    (1,185,591)    (1,056,608)    (1,072,267)    (1,468,079)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,285,376      1,455,177      5,649,884      5,562,917      3,908,364      4,608,985
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                      Fidelity                      Fidelity
                                               Variable                      Variable                      Variable
                                               Insurance                     Insurance                     Insurance
                                             Products Fund                 Products Fund                 Products Fund
                                              Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                                                           VIP Money
                                              VIP Growth                    VIP Index 500                    Market
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (415,044) $    (610,304) $     264,386  $    (115,448) $     757,917  $    (134,673)
Net realized gains (losses)              (1,742,346)    (2,387,419)     1,137,958       (277,113)             -              -
Change in unrealized gains (losses)       3,871,560      3,697,336        790,815      6,564,762              -              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         1,714,170        699,613      2,193,159      6,172,201        757,917       (134,673)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,411,171      5,377,957      2,278,500      8,250,387      2,448,301      8,651,931
Benefit payments                           (441,679)      (309,665)      (580,227)      (478,662)    (4,305,176)    (2,996,537)
Payments on termination                  (6,873,971)    (7,490,770)    (8,910,567)    (7,487,672)   (14,251,559)   (24,292,922)
Loans - net                                  (1,574)        (1,754)          (856)        (1,296)        (2,450)        (2,581)
Contract maintenance charge                 (37,182)       (40,628)       (47,547)       (45,365)       (27,861)       (30,768)
Transfers among the sub-accounts
  and with the Fixed Account - net       (3,180,497)      (657,641)    (3,271,820)     1,048,989     12,684,324      1,319,246
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (9,123,732)    (3,122,501)   (10,532,517)     1,286,381     (3,454,421)   (17,351,631)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (7,409,562)    (2,422,888)    (8,339,358)     7,458,582     (2,696,504)   (17,486,304)

NET ASSETS AT BEGINNING OF PERIOD        50,936,842     53,359,730     76,112,320     68,653,738     48,867,402     66,353,706
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  43,527,280  $  50,936,842  $  67,772,962  $  76,112,320  $  46,170,898  $  48,867,402
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                4,353,077      4,208,919      7,331,574      7,054,197      4,251,983      5,698,473
      Units issued                          454,765      1,323,970      1,109,500      3,134,180      4,064,173      5,082,169
      Units redeemed                     (1,128,205)    (1,179,812)    (2,054,754)    (2,856,803)    (4,337,532)    (6,528,659)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      3,679,637      4,353,077      6,386,320      7,331,574      3,978,624      4,251,983
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                       Fidelity                      Fidelity
                                               Variable                  Variable Insurance            Variable Insurance
                                               Insurance                    Products Fund                 Products Fund
                                             Products Fund                (Service Class 2)             (Service Class 2)
                                              Sub-Account                    Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             VIP Asset
                                                                              Manager                   VIP Contrafund
                                              VIP Overseas               (Service Class 2)             (Service Class 2)
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005          2004 (s)        2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (154,897) $     (76,129) $      11,875  $     (12,219) $    (210,442) $     (24,756)
Net realized gains (losses)                 557,227         51,742         14,716         (5,906)       124,981          8,345
Change in unrealized gains (losses)       2,871,051      1,946,498        104,915        100,248      2,361,867        418,453
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         3,273,381      1,922,111        131,506         82,123      2,276,406        402,042
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    784,999      2,289,109      1,776,003      1,970,524     13,135,010      4,190,685
Benefit payments                           (180,095)      (183,988)        (4,329)             -        (17,703)          (621)
Payments on termination                  (2,614,385)    (2,037,307)      (308,563)        (4,152)      (673,286)      (120,661)
Loans - net                                    (402)          (425)          (107)             -              -              -
Contract maintenance charge                 (10,915)        (9,488)        (6,832)             -        (10,197)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,503,048      2,793,958        610,154        707,558      5,377,013      1,318,071
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               (517,750)     2,851,859      2,066,326      2,673,930     17,810,837      5,387,474
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         2,755,631      4,773,970      2,197,832      2,756,053     20,087,243      5,789,516

NET ASSETS AT BEGINNING OF PERIOD        19,548,618     14,774,648      2,756,053              -      5,789,516              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  22,304,249  $  19,548,618  $   4,953,885  $   2,756,053  $  25,876,759  $   5,789,516
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,686,102      1,354,550        270,393              -        509,601              -
      Units issued                          406,432        761,225        282,058        287,336      1,681,637        527,528
      Units redeemed                       (407,412)      (429,673)       (76,553)       (16,943)      (207,532)       (17,927)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,685,122      1,686,102        475,898        270,393      1,983,706        509,601
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                      Fidelity                      Fidelity
                                           Variable Insurance            Variable Insurance            Variable Insurance
                                              Products Fund                 Products Fund                Products Fund
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                   VIP
                                              Equity-Income                  VIP Growth                    VIP Index 500
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005          2004            2005           2004 (s)
                                       ----------------------------  ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     (87,726) $     (76,396) $    (212,707) $    (134,655) $    (120,679) $     (55,464)
Net realized gains (losses)                1,015,108        245,894         95,693        (17,883)       111,941          6,216
Change in unrealized gains (losses)          269,961      1,320,743        926,795        528,633        984,164        793,718
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          1,197,343      1,490,241        809,781        376,095        975,426        744,470
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   7,155,685      9,130,042      2,565,207      6,908,597     17,192,821      9,679,538
Benefit payments                             (81,607)       (37,388)      (112,944)       (28,765)       (94,412)       (12,307)
Payments on termination                   (1,747,022)      (676,672)    (1,136,497)      (407,809)    (1,084,030)      (180,805)
Loans - net                                      (18)             -            (13)           (32)             -              -
Contract maintenance charge                  (20,225)             -         (6,471)          (817)       (39,596)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         3,680,158      2,827,082      1,757,398      4,588,323      4,169,946      2,099,758
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               8,986,971     11,243,064      3,066,680     11,059,497     20,144,729     11,586,184
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         10,184,314     12,733,305      3,876,461     11,435,592     21,120,155     12,330,654

NET ASSETS AT BEGINNING OF PERIOD         19,558,348      6,825,043     15,220,669      3,785,077     12,330,654              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  29,742,662  $  19,558,348  $  19,097,130  $  15,220,669  $  33,450,809  $  12,330,654
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,790,952        678,853      1,308,504        304,040      1,158,418              -
      Units issued                         1,235,957      1,351,688        574,520      1,147,432      2,260,631      1,207,571
      Units redeemed                        (396,754)      (239,589)      (249,837)      (142,968)      (365,265)       (49,153)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        2,630,155      1,790,952      1,633,187      1,308,504      3,053,784      1,158,418
                                       =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                      Fidelity                      Fidelity
                                           Variable Insurance            Variable Insurance            Variable Insurance
                                              Products Fund                 Products Fund                Products Fund
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                              VIP Investment                  VIP Money
                                                Grade Bond                       Market                     VIP Overseas
                                            (Service Class 2)              (Service Class 2)             (Service Class 2)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005         2004 (s)         2005          2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     599,928  $     411,697  $     320,512  $     (19,402) $    (127,074) $     (39,690)
Net realized gains (losses)                  546,334        449,548              -              -        285,711         57,582
Change in unrealized gains (losses)       (1,000,418)      (219,258)             -              -      2,145,151        678,870
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            145,844        641,987        320,512        (19,402)     2,303,788        696,762
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   9,542,400     10,911,190     29,612,733     17,265,217      7,301,184      3,560,301
Benefit payments                            (411,927)      (148,520)      (168,835)      (274,771)       (63,355)        (1,038)
Payments on termination                   (2,881,697)    (2,292,251)    (2,800,904)      (710,880)      (659,694)      (152,866)
Loans - net                                      (59)           (25)            (1)             -            (17)           (16)
Contract maintenance charge                  (29,855)        (2,905)       (54,793)             -         (6,813)          (342)
Transfers among the sub-accounts
  and with the Fixed Account - net         3,648,727      4,922,032     (6,205,174)    (1,119,844)     1,356,422      1,789,017
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               9,867,589     13,389,521     20,383,026     15,159,722      7,927,727      5,195,056
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         10,013,433     14,031,508     20,703,538     15,140,320     10,231,515      5,891,818

NET ASSETS AT BEGINNING OF PERIOD         32,485,056     18,453,548     15,140,320              -      7,703,442      1,811,624
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  42,498,489  $  32,485,056  $  35,843,858  $  15,140,320  $  17,934,957  $   7,703,442
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 2,929,542      1,646,847      1,523,042              -        676,758        172,165
      Units issued                         1,734,662      1,902,313      4,285,577      2,225,198        930,651        625,949
      Units redeemed                        (734,487)     (619,618)     (2,244,507)      (702,156)      (233,203)      (121,356)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        3,929,717      2,929,542      3,564,112      1,523,042      1,374,206        676,758
                                       =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                              Goldman Sachs                  Goldman Sachs
                                                Variable                       Variable                    J.P. Morgan
                                             Insurance Trust               Insurance Trust               Series Trust II
                                               Sub-Account                    Sub-Account                  Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                             VIT CORE Small                      VIT
                                               Cap Equity                International Equity             Small Company
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     (53,151) $     (66,359) $     (52,252) $     (12,350) $     (78,913) $     (68,106)
Net realized gains (losses)                  687,728        395,378         70,375        (44,252)       965,163         45,572
Change in unrealized gains (losses)         (510,021)       387,191        546,462        491,219       (805,346)     1,147,002
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            124,556        716,210        564,585        434,617         80,904      1,124,468
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      50,503        538,793         75,820        346,939         47,976        272,870
Benefit payments                             (60,215)       (22,885)       (27,171)       (10,729)        (6,506)       (18,123)
Payments on termination                     (268,877)      (339,588)      (448,215)      (201,973)      (438,093)      (292,755)
Loans - net                                        -              -            (67)           (75)           (74)           (37)
Contract maintenance charge                   (1,582)        (1,392)        (1,361)        (1,211)        (1,598)        (1,556)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,393,237)       267,067        691,215        (24,708)      (570,408)       816,765
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (1,673,408)       441,995        290,221        108,243       (968,703)       777,164
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (1,548,852)     1,158,205        854,806        542,860       (887,799)     1,901,632

NET ASSETS AT BEGINNING OF PERIOD          5,828,376      4,670,171      4,203,717      3,660,857      5,923,321      4,021,689
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   4,279,524  $   5,828,376  $   5,058,523  $   4,203,717  $   5,035,522  $   5,923,321
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   335,069        307,700        434,592        423,003        412,007        350,433
      Units issued                            21,044        103,937        126,019         97,462         56,702        105,401
      Units redeemed                        (120,665)       (76,568)       (94,357)       (85,873)      (125,112)       (43,827)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          235,448        335,069        466,254        434,592        343,597        412,007
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                                                                             Forty
                                                Balanced                   Flexible Bond (c)               Portfolio (d)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005       2004 (q) (t)
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     525,612  $     569,738  $     982,999  $   1,194,982  $     (79,363) $     (39,901)
Net realized gains (losses)                1,123,238        335,982        592,135        390,629        269,910            322
Change in unrealized gains (losses)        2,291,547      3,893,554     (1,402,183)      (909,918)       471,029        717,790
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          3,940,397      4,799,274        172,951        675,693        661,576        678,211
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     909,117      3,017,731        356,402      2,366,284        103,148        256,554
Benefit payments                            (731,165)      (969,259)      (180,703)      (388,298)        (8,743)        (2,740)
Payments on termination                   (9,851,558)    (8,414,228)    (3,568,238)    (3,602,328)      (622,659)      (154,330)
Loans - net                                   (2,230)        (1,253)           (60)          (184)             -              -
Contract maintenance charge                  (43,116)       (47,443)       (11,786)       (12,769)          (562)          (301)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,764,882)    (2,477,697)      (750,804)    (1,480,105)       942,996      4,982,093
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (12,483,834)    (8,892,149)    (4,155,189)    (3,117,400)       414,180      5,081,276
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (8,543,437)    (4,092,875)    (3,982,238)    (2,441,707)     1,075,756      5,759,487

NET ASSETS AT BEGINNING OF PERIOD         71,733,373     75,826,248     27,293,625     29,735,332      5,759,487              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  63,189,936  $  71,733,373  $  23,311,387  $  27,293,625  $   6,835,243  $   5,759,487
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 4,454,182      4,922,055      1,890,610      2,081,252        506,240              -
      Units issued                           285,369        765,151        368,351        486,312        210,815        591,390
      Units redeemed                        (963,952)    (1,233,024)      (626,560)      (676,954)      (176,658)       (85,150)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        3,775,599      4,454,182      1,632,401      1,890,610        540,397        506,240
                                       =============  =============  =============  =============  =============  =============

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                               Large Cap                                                   Worldwide
                                               Growth (e)                   Mid Cap Growth                   Growth
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $    (403,831) $    (582,396) $    (446,251) $    (411,700) $     (33,196) $    (224,841)
Net realized gains (losses)               (2,315,154)    (3,844,991)    (2,407,261)    (3,396,296)    (1,836,916)    (2,795,341)
Change in unrealized gains (losses)        3,537,242      5,412,519      6,009,182      9,002,542      3,399,975      4,436,254
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            818,257        985,132      3,155,670      5,194,546      1,529,863      1,416,072
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     725,309      1,441,167      1,149,163      1,354,938        715,254      1,637,917
Benefit payments                            (596,898)      (661,509)      (254,166)      (356,181)      (374,283)      (623,840)
Payments on termination                   (6,248,947)    (7,225,963)    (4,502,612)    (3,698,082)    (7,263,467)    (7,579,771)
Loans - net                                   (1,170)        (1,582)        (1,132)        (1,208)        (2,418)        (2,171)
Contract maintenance charge                  (32,650)       (38,795)       (31,874)       (32,555)       (34,737)       (42,585)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,734,636)    (3,838,558)    (3,457,490)     1,178,173     (3,737,062)    (5,230,048)
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (8,888,992)   (10,325,240)    (7,098,111)    (1,554,915)   (10,696,713)   (11,840,498)
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (8,070,735)    (9,340,108)    (3,942,441)     3,639,631     (9,166,850)   (10,424,426)

NET ASSETS AT BEGINNING OF PERIOD         42,700,312     52,040,420     33,097,403     29,457,772     48,442,846     58,867,272
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  34,629,577  $  42,700,312  $  29,154,962  $  33,097,403  $  39,275,996  $  48,442,846
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 3,471,012      4,186,206      2,546,998      2,551,060      3,763,794      4,528,010
      Units issued                           204,149        354,640        703,720        581,546        186,954        356,177
      Units redeemed                        (860,472)    (1,069,834)    (1,118,788)      (585,608)      (930,129)    (1,120,393)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        2,814,689      3,471,012      2,131,930      2,546,998      3,020,619      3,763,794
                                       =============  =============  =============  =============  =============  =============

(e)  Previously known as Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                         Series
                                             (Service Shares)              (Service Shares)              (Service Shares)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                 Balanced                   Foreign Stock                  Forty Portfolio
                                             (Service Shares)              (Service Shares)              (Service Shares) (f)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004 (s)       2005           2004           2005           2004 (s)
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      49,868  $      31,674  $     (72,441) $     (78,864) $     (32,726) $      (4,520)
Net realized gains (losses)                   20,792          1,173        487,929        252,323         28,170          1,771
Change in unrealized gains (losses)          333,107        104,993         69,652        919,724        236,196         84,202
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            403,767        137,840        485,140      1,093,183        231,640         81,453
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   3,293,383      1,903,844      2,172,555      1,655,828      1,994,490        731,215
Benefit payments                                 (54)       (17,969)      (130,298)       (26,765)       (21,899)        (3,543)
Payments on termination                     (214,793)       (20,900)      (900,575)      (649,549)       (56,369)          (641)
Loans - net                                      (13)             -            (26)             -              -              -
Contract maintenance charge                   (7,613)             -         (5,307)        (2,413)        (1,596)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         1,578,940        820,872        338,114      3,381,528        662,654        111,091
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               4,649,850      2,685,847      1,474,463      4,358,629      2,577,280        838,122
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          5,053,617      2,823,687      1,959,603      5,451,812      2,808,920        919,575

NET ASSETS AT BEGINNING OF PERIOD          2,823,687              -      9,329,250      3,877,438        919,575              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   7,877,304  $   2,823,687  $  11,288,853  $   9,329,250  $   3,728,495  $     919,575
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   266,330              -        775,220        365,407         80,230              -
      Units issued                           513,188        276,862        519,763        641,611        254,252         83,988
      Units redeemed                         (78,422)       (10,532)      (389,634)      (231,798)       (40,908)        (3,758)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          701,096        266,330        905,349        775,220        293,574         80,230
                                       =============  =============  =============  =============  =============  =============

(f)  Previously known as Capital Appreciation (Service Shares)
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen               Janus Aspen
                                                  Series                        Series                    Series
                                             (Service Shares)              (Service Shares)          (Service Shares)
                                               Sub-Account                   Sub-Account               Sub-Account
                                     -----------------------------   -----------------------------   ----------------

                                                                                                          Small
                                               Mid Cap Value               Risk-Managed Core          Company Value
                                              (Service Shares)             (Service Shares)          (Service Shares)
                                     -----------------------------   -----------------------------   ----------------

                                            2005         2004 (s)         2005           2004 (s)         2005 (g)
                                     -------------   -------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     438,500   $         599   $     261,263   $      (3,323)  $         (7,770)
Net realized gains (losses)                323,654           5,000         568,141         105,532                (47)
Change in unrealized gains (losses)         74,743         295,535        (500,915)         18,271             16,530
                                     -------------   -------------   -------------   -------------   ----------------
Increase (decrease) in net assets
  from operations                          836,897         301,134         328,489         120,480              8,713
                                     -------------   -------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 8,565,577       2,889,620       2,449,851       1,272,435          1,651,688
Benefit payments                           (66,906)              -         (25,346)              -                  -
Payments on termination                   (287,654)        (40,292)       (139,488)         (7,805)            (9,512)
Loans - net                                      -               -               -               -                  -
Contract maintenance charge                (14,280)              -          (6,005)              -                (87)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,752,468         674,429       1,092,295         197,293            415,809
                                     -------------   -------------   -------------   -------------   ----------------
Increase (decrease) in net assets
  from contract transactions            10,949,205       3,523,757       3,371,307       1,461,923          2,057,898
                                     -------------   -------------   -------------   -------------   ----------------

INCREASE (DECREASE) IN NET ASSETS       11,786,102       3,824,891       3,699,796       1,582,403          2,066,611

NET ASSETS AT BEGINNING OF PERIOD        3,824,891               -       1,582,403               -                  -
                                     -------------   -------------   -------------   -------------   ----------------
NET ASSETS AT END OF PERIOD          $  15,610,993   $   3,824,891   $   5,282,199   $   1,582,403   $      2,066,611
                                     =============   =============   =============   =============   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 339,189               -         139,880               -                  -
      Units issued                       1,052,939         356,033         352,981         143,894            206,372
      Units redeemed                      (113,743)        (16,844)        (65,118)         (4,014)           (17,826)
                                     -------------   -------------   -------------   -------------   ----------------
 Units outstanding at end of period      1,278,385         339,189         427,743         139,880            188,546
                                     =============   =============   =============   =============   ================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                      Lazard                        Lazard
                                                 Series                       Retirement                     Retirement
                                             (Service Shares)                 Series, Inc.                  Series, Inc.
                                                Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                             Worldwide Growth                  Emerging                   International
                                             (Service Shares)                   Markets                       Equity
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005            2004          2005           2004           2005          2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      (7,560) $     (16,148) $     (95,567) $     (33,870) $     (11,647) $     (19,494)
Net realized gains (losses)                   36,890         53,722        843,000        113,798         79,080         17,476
Change in unrealized gains (losses)           76,671         26,293      2,061,783      1,090,656        121,806        259,333
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            106,001         63,867      2,809,216      1,170,584        189,239        257,315
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      41,719        499,310        139,521        677,656         29,316        148,256
Benefit payments                              (4,941)             -        (15,303)        (5,156)       (16,420)        (5,898)
Payments on termination                     (186,043)      (161,896)      (521,445)      (283,076)      (162,413)      (141,757)
Loans - net                                      (64)           (36)             -              -              -              -
Contract maintenance charge                     (504)          (472)        (1,825)        (1,023)          (791)          (779)
Transfers among the sub-accounts
  and with the Fixed Account - net            69,282       (199,709)     2,655,325      1,245,562         28,860         24,904
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (80,551)       137,197      2,256,273      1,633,963       (121,448)        24,726
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             25,450        201,064      5,065,489      2,804,547         67,791        282,041

NET ASSETS AT BEGINNING OF PERIOD          2,826,652      2,625,588      5,879,144      3,074,597      2,212,736      1,930,695
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   2,852,102  $   2,826,652  $  10,944,633  $   5,879,144  $   2,280,527  $   2,212,736
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   305,359        296,282        347,447        234,186        233,942        231,249
      Units issued                            38,692        109,598        214,497        162,234         32,251         44,229
      Units redeemed                         (49,124)      (100,521)       (97,021)       (48,973)       (45,045)       (41,536)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          294,927        305,359        464,923        347,447        221,148        233,942
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                      LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable
                                      Series Trust      Series Trust      Series Trust      Series Trust      Series Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                     LSA Aggressive                         LSA Basic                          LSA Capital
                                         Growth         LSA Balanced          Value         LSA Blue Chip      Appreciation
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                          2004 (u)          2004 (v)          2004 (r)         2004 (w)          2004 (t)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (13,297)  $       (87,268)  $      (106,065)  $       (57,947)  $       (22,450)
Net realized gains (losses)                  334,885         2,355,719         2,904,685           635,308           533,807
Change in unrealized gains (losses)         (279,582)       (2,090,807)       (2,607,781)         (903,419)         (468,942)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from operations                             42,006           177,644           190,839          (326,058)           42,415
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     348,064         2,476,904         4,149,512         2,015,532           673,942
Benefit payments                              (5,274)          (27,298)          (17,771)          (15,794)                -
Payments on termination                      (56,646)         (584,107)         (396,040)         (196,401)         (138,430)
Loans - net                                      (11)              (66)                -                (5)                -
Contract maintenance charge                      (38)           (2,601)           (1,347)             (328)              (59)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,607,380)      (23,296,546)      (21,679,785)      (11,163,333)       (4,578,032)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from contract transactions              (2,321,285)      (21,433,714)      (17,945,431)       (9,360,329)       (4,042,579)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS         (2,279,279)      (21,256,070)      (17,754,592)       (9,686,387)       (4,000,164)

NET ASSETS AT BEGINNING OF PERIOD          2,279,279        21,256,070        17,754,592         9,686,387         4,000,164
                                     ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS AT END OF PERIOD          $             -  $              -   $             -   $             -   $             -
                                     ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   245,920         1,930,893         1,788,774         1,055,300           422,750
      Units issued                            71,070           405,160           754,505           402,814           113,923
      Units redeemed                        (316,990)       (2,336,053)       (2,543,279)       (1,458,114)         (536,673)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
 Units outstanding at end of period                -                 -                 -                 -                 -
                                     ===============   ===============   ===============   ===============   ===============

(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                      LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable
                                      Series Trust      Series Trust      Series Trust      Series Trust      Series Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                       LSA Capital     LSA Diversified    LSA Emerging       LSA Equity        LSA Mid Cap
                                         Growth            Mid Cap        Growth Equity        Growth            Value
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                          2004 (x)          2004 (y)          2004 (z)         2004 (aa)          2004 (ab)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (35,255)  $       (52,572)  $       (55,045)  $       (51,723)  $       (74,881)
Net realized gains (losses)                   99,202         1,087,719            37,648           393,203         2,020,137
Change in unrealized gains (losses)          (32,813)       (1,117,865)          584,756          (448,858)       (2,045,522)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from operations                             31,134           (82,718)          567,359          (107,378)         (100,266)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     302,903         2,131,645           499,600           525,957         2,728,749
Benefit payments                             (10,623)           (5,234)          (10,091)          (35,276)             (410)
Payments on termination                     (216,614)         (191,552)         (389,074)         (288,840)         (389,370)
Loans - net                                       (2)               (7)              (32)              (38)              (48)
Contract maintenance charge                     (595)             (434)           (1,301)             (665)           (1,162)
Transfers among the sub-accounts
  and with the Fixed Account - net        (6,926,552)      (10,665,783)      (11,035,249)      (10,129,224)      (16,304,272)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from contract transactions              (6,851,483)       (8,731,365)      (10,936,147)       (9,928,086)      (13,966,513)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS         (6,820,349)       (8,814,083)      (10,368,788)      (10,035,464)      (14,066,779)

NET ASSETS AT BEGINNING OF PERIOD          6,820,349         8,814,083        10,368,788        10,035,464        14,066,779
                                     ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS AT END OF PERIOD          $             -   $             -   $             -   $             -   $             -
                                     ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   799,353           857,627         1,119,199         1,277,309         1,161,367
      Units issued                            64,430           340,214           184,812           121,866           422,987
      Units redeemed                        (863,783)       (1,197,841)       (1,304,011)       (1,399,175)       (1,584,354)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
 Units outstanding at end of period                -                 -                 -                 -                 -
                                     ===============   ===============   ===============   ===============   ===============

(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                        LSA Variable            MFS Variable                   MFS Variable
                                        Series Trust          Insurance Trust                 Insurance Trust
                                        Sub-Account             Sub-Account                     Sub-Account
                                     ---------------   -----------------------------   -----------------------------

                                        LSA Value              MFS Emerging                   MFS Investors
                                         Equity                   Growth                          Trust
                                     ---------------   -----------------------------   -----------------------------

                                         2004 (ac)         2005            2004            2005            2004
                                     ---------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (41,810)  $    (102,920)  $    (104,044)  $     (57,694)  $     (53,567)
Net realized gains (losses)                  886,522        (238,658)       (458,573)         36,389         (65,726)
Change in unrealized gains (losses)         (979,908)        834,694       1,279,635         365,780         721,503
                                     ---------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (135,196)        493,116         717,018         344,475         602,210
                                     ---------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   1,973,741         155,918         787,345         101,289         430,423
Benefit payments                             (29,161)       (103,777)       (167,686)       (117,373)        (19,399)
Payments on termination                     (411,021)       (502,002)       (537,404)       (494,596)       (718,339)
Loans - net                                      (12)            (56)            (56)            (30)            (49)
Contract maintenance charge                   (1,112)         (5,938)         (6,279)         (3,983)         (4,121)
Transfers among the sub-accounts
  and with the Fixed Account - net       (13,828,641)       (128,629)       (317,647)       (205,478)       (116,249)
                                     ---------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (12,296,206)       (584,484)       (241,727)       (720,171)       (427,734)
                                     ---------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (12,431,402)        (91,368)        475,291        (375,696)        174,476

NET ASSETS AT BEGINNING OF PERIOD         12,431,402       7,161,214       6,685,923       6,740,962       6,566,486
                                     ---------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD          $             -   $   7,069,846   $   7,161,214   $   6,365,266   $   6,740,962
                                     ===============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,138,586         902,789         902,018         712,456         755,658
      Units issued                           452,533          86,210         194,264          49,325          94,384
      Units redeemed                      (1,591,119)       (145,873)       (193,493)       (122,457)       (137,586)
                                     ---------------   -------------   -------------   -------------   -------------
 Units outstanding at end of period                -         843,126         902,789         639,324         712,456
                                     ===============   =============   =============   =============   =============

(ac) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                             Insurance Trust               Insurance Trust               Insurance Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                 MFS New                                                   MFS Total
                                                Discovery                    MFS Research                   Return
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $    (189,137) $    (204,206) $     (40,241) $     (14,665) $     187,787  $      56,463
Net realized gains (losses)                  138,025         79,900       (108,415)      (193,402)     1,870,981        331,436
Change in unrealized gains (losses)          394,573        606,818        369,362        775,681     (1,577,603)     2,702,496
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            343,461        482,512        220,706        567,614        481,165      3,090,395
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     470,081      2,305,415         39,233        171,403        853,112      3,090,687
Benefit payments                             (57,020)      (115,940)       (69,146)       (25,681)      (226,249)      (201,964)
Payments on termination                     (932,683)      (879,766)      (372,021)      (283,541)    (3,261,601)    (3,009,650)
Loans - net                                      (65)           (91)           (80)           (25)          (146)           (67)
Contract maintenance charge                   (8,885)        (8,616)        (2,546)        (2,496)       (16,375)       (13,843)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,492,314)      (385,223)      (621,545)        (7,347)     3,149,940      4,531,643
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (2,020,886)       915,779     (1,026,105)      (147,687)       498,681      4,396,806
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (1,677,425)     1,398,291       (805,399)       419,927        979,846      7,487,201

NET ASSETS AT BEGINNING OF PERIOD         13,851,338     12,453,047      4,715,687      4,295,760     35,647,300     28,160,099
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  12,173,913  $  13,851,338  $   3,910,288  $   4,715,687  $  36,627,146  $  35,647,300
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,275,087      1,126,605        481,479        497,142      2,555,759      2,207,467
      Units issued                           123,137        636,092         89,134        107,766        531,834        839,342
      Units redeemed                        (290,497)      (487,610)      (189,957)      (123,429)      (492,465)      (491,050)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        1,107,727      1,275,087        380,656        481,479      2,595,128      2,555,759
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             MFS Investor
                                             MFS High Income                 Growth Stock              MFS Investors Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005         2004 (s)         2005         2004 (s)         2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     318,301  $      (6,350) $     (46,707) $      (2,445) $     (21,623) $      (4,091)
Net realized gains (losses)                 (10,268)        (3,597)         4,030          1,793          8,001            630
Change in unrealized gains (losses)        (239,490)       190,414        230,852         47,550        126,430         73,843
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            68,543        180,467        188,175         46,898        112,808         70,382
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,017,188      3,270,118      6,055,289        573,539        815,698        649,712
Benefit payments                            (85,305)        (1,474)       (61,435)             -        (16,909)             -
Payments on termination                    (383,811)       (49,255)       (81,890)        (4,718)       (36,561)        (2,003)
Loans - net                                       -              -              -              -              -              -
Contract maintenance charge                 (14,849)             -           (798)             -         (2,823)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,547,043      1,184,363      1,821,888         98,886        497,945        235,068
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              4,080,266      4,403,752      7,733,054        667,707      1,257,350        882,777
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         4,148,809      4,584,219      7,921,229        714,605      1,370,158        953,159

NET ASSETS AT BEGINNING OF PERIOD         4,584,219              -        714,605              -        953,159              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   8,733,028  $   4,584,219  $   8,635,834  $     714,605  $   2,323,317  $     953,159
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  431,343              -         68,367              -         88,382              -
      Units issued                          509,361        453,723        786,915         70,597        130,869         99,091
      Units redeemed                       (122,824)       (22,380)       (49,757)        (2,230)       (14,662)       (10,709)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        817,880        431,343        805,525         68,367        204,589         88,382
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                 MFS New                      MFS Total
                                                Discovery                      Return                     MFS Utilities
                                             (Service Class)               (Service Class)               (Service Class)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004           2005         2004 (s)         2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (107,977) $     (83,535) $       5,915  $     (29,084) $     (65,790) $      (7,910)
Net realized gains (losses)                 200,363         58,455        431,498          9,443        424,419        105,361
Change in unrealized gains (losses)         163,772        389,165       (258,867)       412,534        501,934        855,083
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           256,158        364,085        178,546        392,893        860,563        952,534
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,413,078      2,183,112      6,669,989      5,581,947         72,505        854,935
Benefit payments                            (30,013)       (25,258)       (45,219)       (72,852)       (31,984)       (27,202)
Payments on termination                    (666,840)      (371,570)      (493,224)       (24,481)      (602,484)      (291,797)
Loans - net                                     (55)             -             (9)             -            (31)           (25)
Contract maintenance charge                  (5,468)          (714)       (16,934)             -         (1,417)          (732)
Transfers among the sub-accounts
  and with the Fixed Account - net         (644,805)     1,146,427      3,312,723      1,298,918      2,518,737        907,521
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 65,897      2,931,997      9,427,326      6,783,532      1,955,326      1,442,700
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           322,055      3,296,082      9,605,872      7,176,425      2,815,889      2,395,234

NET ASSETS AT BEGINNING OF PERIOD         7,433,603      4,137,521      7,176,425              -      4,784,696      2,389,462
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   7,755,658  $   7,433,603  $  16,782,297  $   7,176,425  $   7,600,585  $   4,784,696
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  754,225        439,442        667,039              -        359,974        238,107
      Units issued                          315,882        462,768      1,005,904        724,051        284,895        183,941
      Units redeemed                       (311,655)      (147,985)      (128,238)       (57,012)      (145,430)       (62,074)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        758,452        754,225      1,544,705        667,039        499,439        359,974
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer            Oppenheimer
                                               MFS Variable            Variable               Variable
                                                Insurance            Account Funds          Account Funds
                                                  Trust             (Service Class         (Service Class
                                             (Service Class)            ("SC"))                ("SC"))
                                               Sub-Account            Sub-Account            Sub-Account
                                      ----------------------------  --------------  ----------------------------

                                                                      Oppenheimer           Oppenheimer
                                                MFS Value              Aggressive              Global
                                             (Service Class)          Growth (SC)          Securities (SC)
                                      ----------------------------  --------------  ----------------------------

                                           2005         2004 (s)       2005 (g)          2005         2004 (s)
                                      -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (35,543) $      (6,949) $       (4,097) $     (95,305) $     (25,655)
Net realized gains (losses)                  76,692            971           1,307         83,283          9,972
Change in unrealized gains (losses)         153,802        130,280          34,929      1,557,163        654,495
                                      -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           194,951        124,302          32,139      1,545,141        638,812
                                      -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,270,732      1,413,603       1,074,829      5,571,134      4,388,363
Benefit payments                            (35,222)             -               -        (20,349)       (23,070)
Payments on termination                     (91,220)        (4,898)         (1,589)      (401,875)        (9,981)
Loans - net                                       -              -               -           (138)             -
Contract maintenance charge                  (5,625)             -             (21)        (7,206)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,132,572        182,028         142,319      1,879,341        973,495
                                      -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              3,271,237      1,590,733       1,215,538      7,020,907      5,328,807
                                      -------------  -------------  --------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         3,466,188      1,715,035       1,247,677      8,566,048      5,967,619

NET ASSETS AT BEGINNING OF PERIOD         1,715,035              -               -      5,967,619              -
                                      -------------  -------------  --------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   5,181,223  $   1,715,035  $    1,247,677  $  14,533,667  $   5,967,619
                                      =============  =============  ==============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  153,772              -               -        525,317              -
      Units issued                          330,727        163,018         108,642        728,733        574,716
      Units redeemed                        (41,365)        (9,246)         (2,049)      (114,706)       (49,399)
                                      -------------  -------------  --------------  -------------  -------------
  Units outstanding at end of period        443,134        153,772         106,593      1,139,344        525,317
                                      =============  =============  ==============  =============  =============

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer
                                                 Variable                 Panorama Series                PIMCO Advisors
                                              Account Funds                  Fund, Inc.                     Variable
                                             (Service Class                (Service Class                   Insurance
                                                 ("SC"))                       ("SC"))                        Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               Oppenheimer
                                               Main Street                   Oppenheimer
                                                Small Cap                   International                 NFJ Small Cap
                                               Growth (SC)                   Growth (SC)                      Value
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004           2005           2004         2005 (h)       2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (616,959) $    (373,841) $     (21,375) $      (4,735) $       7,075  $      14,829
Net realized gains (losses)               2,425,469        617,576        135,290         71,398         35,740         25,958
Change in unrealized gains (losses)       1,666,584      4,181,769        223,889        236,437       (135,404)       135,404
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         3,475,094      4,425,504        337,804        303,100        (92,589)       176,191
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  9,722,785      9,382,983        176,824        282,184      1,041,240      1,942,348
Benefit payments                           (282,465)       (12,588)        (1,173)        (2,617)             -              -
Payments on termination                  (3,044,308)    (1,275,496)      (427,650)      (259,131)       (41,907)        (8,115)
Loans - net                                     (49)           (53)            (6)          (196)             -              -
Contract maintenance charge                 (21,483)        (6,674)          (583)          (383)          (209)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        3,431,007      6,157,918        672,498        520,635     (3,449,517)       432,558
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              9,805,487     14,246,090        419,910        540,492     (2,450,393)     2,366,791
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        13,280,581     18,671,594        757,714        843,592     (2,542,982)     2,542,982

NET ASSETS AT BEGINNING OF PERIOD        35,809,051     17,137,457      2,456,896      1,613,304      2,542,982              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  49,089,632  $  35,809,051  $   3,214,610  $   2,456,896  $           -  $   2,542,982
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,781,438      1,508,509        216,246        163,598        214,360              -
      Units issued                        1,881,575      1,889,193        137,890        138,541        129,268        218,327
      Units redeemed                     (1,002,973)      (616,264)      (104,843)       (85,893)      (343,628)        (3,967)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      3,660,040      2,781,438        249,293        216,246              -        214,360
                                      =============  =============  =============  =============  =============  =============

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors                PIMCO Advisors                PIMCO Advisors
                                                Variable                      Variable                      Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                                                              OpCap
                                             OpCap Balanced                 OpCap Equity                 Renaissance (i)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005       2004 (q)(v)        2005           2004           2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (334,901) $    (263,717) $     (74,260) $     (34,575) $     (84,959) $     (19,549)
Net realized gains (losses)               1,512,138         78,240        125,342         32,070        155,469        162,834
Change in unrealized gains (losses)        (856,855)     2,236,703        324,789        589,786       (279,292)       265,647
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           320,382      2,051,226        375,871        587,281       (208,782)       408,932
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,432,882      2,047,293         78,277        751,993      2,313,088      3,222,433
Benefit payments                           (410,019)       (51,611)       (38,634)       (12,709)      (131,031)             -
Payments on termination                  (2,103,532)    (1,822,815)      (618,858)      (436,563)      (245,294)       (22,733)
Loans - net                                     (75)          (129)          (132)           (70)             -              -
Contract maintenance charge                 (11,825)        (5,429)        (2,039)        (1,578)       (12,150)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         (315,291)    26,427,620        726,547      1,048,582        291,903        580,570
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,407,860)    26,594,929        145,161      1,349,655      2,216,516      3,780,270
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (1,087,478)    28,646,155        521,032      1,936,936      2,007,734      4,189,202

NET ASSETS AT BEGINNING OF PERIOD        28,646,155              -      6,630,605      4,693,669      4,189,202              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  27,558,677  $  28,646,155  $   7,151,637  $   6,630,605  $   6,196,936  $   4,189,202
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,653,703              -        581,102        453,907        373,867              -
      Units issued                          562,980      3,127,140        112,053        196,812        380,034        397,278
      Units redeemed                       (694,026)      (473,437)       (98,894)       (69,617)      (165,456)       (23,411)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      2,522,657      2,653,703        594,261        581,102        588,445        373,867
                                      =============  =============  =============  =============  =============  =============

(i)  Previously known as PEA Renaissance
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors                PIMCO Advisors
                                                Variable                      Variable                    PIMCO Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               OpCap Small                 PEA Science and
                                                   Cap                       Technology                   Foreign Bond
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004         2005 (h)         2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (312,865) $    (300,302) $     (42,717) $    (183,366) $     220,803  $      94,485
Net realized gains (losses)               3,143,754        560,124       (999,845)      (234,461)       302,127        369,724
Change in unrealized gains (losses)      (3,347,467)     2,741,616       (372,700)    (1,123,843)       251,510        196,266
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          (516,578)     3,001,438     (1,415,262)    (1,541,670)       774,440        660,475
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    618,384      3,711,394        255,516      3,286,243      7,054,584      3,803,453
Benefit payments                           (221,203)       (48,560)       (29,672)       (11,616)      (140,677)       (42,460)
Payments on termination                  (1,720,518)    (1,427,429)      (127,547)      (643,698)    (3,143,306)    (2,789,441)
Loans - net                                     (86)           (82)            (7)           (16)           (37)          (274)
Contract maintenance charge                  (8,867)        (7,009)        (2,431)        (4,294)       (14,792)        (5,114)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,820,406)     2,392,943     (9,803,122)    (4,322,222)     4,071,106      2,910,246
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (3,152,696)     4,621,257     (9,707,263)    (1,695,603)     7,826,878      3,876,410
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (3,669,274)     7,622,695    (11,122,525)    (3,237,273)     8,601,318      4,536,885

NET ASSETS AT BEGINNING OF PERIOD        23,928,531     16,305,836     11,122,525     14,359,798     18,967,209     14,430,324
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  20,259,257  $  23,928,531  $           -  $  11,122,525  $  27,568,527  $  18,967,209
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,677,250      1,325,584      2,305,564      2,463,808      1,668,685      1,300,008
      Units issued                          291,716        998,322        147,387      2,838,871      1,455,413        910,917
      Units redeemed                       (533,404)      (646,656)    (2,452,951)    (2,997,115)      (713,620)      (542,240)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,435,562      1,677,250              -      2,305,564      2,410,478      1,668,685
                                      =============  =============  =============  =============  =============  =============

(h)  For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                              PIMCO Variable                PIMCO Variable                PIMCO Variable
                                                 Insurance                     Insurance                     Insurance
                                                   Trust                         Trust                         Trust
                                                Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------  ----------------------------

                                                                              PIMCO Real                    PIMCO Total
                                               Money Market                     Return                        Return
                                        ---------------------------   ---------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    434,231   $   (176,195)  $    253,628   $    (20,458) $   1,964,243   $    365,973
Net realized gains (losses)                        -              -        313,358        351,597      1,978,563      1,741,798
Change in unrealized gains (losses)                -              -       (468,546)       104,387     (3,007,733)       822,944
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            434,231       (176,195)        98,440        435,526        935,073      2,930,715
                                        ------------   ------------   ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   7,998,418     16,372,491     12,893,469      8,067,494     12,572,611     18,976,750
Benefit payments                            (419,258)      (268,635)      (167,686)        (6,410)      (750,190)      (449,436)
Payments on termination                   (5,852,016)    (4,341,537)    (1,068,100)      (279,176)   (12,180,226)   (10,505,478)
Loans - net                                     (666)        (1,308)             -              -           (779)        (1,090)
Contract maintenance charge                  (48,562)        (4,196)       (27,874)             -        (60,039)       (26,418)
Transfers among the sub-accounts
  and with the Fixed Account - net         5,654,651     (7,093,104)     3,983,322      2,709,191      7,744,944      8,463,837
                                        ------------   ------------   ------------   ------------  -------------   ------------
Increase (decrease) in net assets
  from contract transactions               7,332,567      4,663,711     15,613,131     10,491,099      7,326,321     16,458,165
                                        ------------   ------------   ------------   ------------  -------------   ------------

INCREASE (DECREASE) IN NET ASSETS          7,766,798      4,487,516     15,711,571     10,926,625      8,261,394     19,388,880

NET ASSETS AT BEGINNING OF PERIOD         31,126,910     26,639,394     12,188,397      1,261,772     97,338,544     77,949,664
                                        ------------   ------------   ------------   ------------  -------------   ------------
NET ASSETS AT END OF PERIOD             $ 38,893,708   $ 31,126,910   $ 27,899,968   $ 12,188,397  $ 105,599,938   $ 97,338,544
                                        ============   ============   ============   ============  =============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  3,040,741      2,560,710      1,139,146        120,604      8,226,673      6,667,042
    Units issued                           3,211,350      3,434,117      2,495,054      1,101,198      3,032,961      3,824,134
    Units redeemed                        (2,477,734)    (2,954,086)    (1,021,200)       (82,656)    (2,215,024)    (2,264,503)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       3,774,357      3,040,741      2,613,000      1,139,146      9,044,610      8,226,673
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                               PIMCO Variable
                                                  Insurance                  Putnam Variable              Putnam Variable
                                                   Trust                          Trust                        Trust
                                                 Sub-Account                   Sub-Account                  Sub-Account
                                        ----------------------------  ----------------------------  ----------------------------

                                                 StocksPLUS                                               VT International
                                                 Growth and                                                  Growth and
                                              Income Portfolio                VT High Yield                    Income
                                        ----------------------------  ----------------------------  ----------------------------

                                             2005           2004           2005           2004           2005           2004
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $      67,733  $      19,751  $     637,576  $     527,818  $     (46,972) $     (12,222)
Net realized gains (losses)                   113,274         71,929         69,623         47,800        377,123        270,514
Change in unrealized gains (losses)           (30,953)       575,828       (560,130)       197,748        589,361        615,310
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                             150,054        667,508        147,069        773,366        919,512        873,602
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      126,471        809,710        154,006      1,600,184         23,899        573,185
Benefit payments                              (64,153)        (6,506)       (16,784)       (28,450)      (108,364)       (12,777)
Payments on termination                      (592,057)      (537,504)      (839,644)      (703,628)    (1,054,295)      (350,900)
Loans - net                                       (77)           (67)           (47)           (25)           (14)            (2)
Contract maintenance charge                    (2,475)        (2,484)        (1,412)        (1,038)        (2,799)        (1,662)
Transfers among the sub-accounts
  and with the Fixed Account - net             93,623        255,003       (190,642)     2,131,314      2,272,239      1,081,597
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (438,668)       518,152       (894,523)     2,998,357      1,130,666      1,289,441
                                        -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (288,614)     1,185,660       (747,454)     3,771,723      2,050,178      2,163,043

NET ASSETS AT BEGINNING OF PERIOD           8,166,204      6,980,544     10,273,770      6,502,047      6,120,127      3,957,084
                                        -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD             $   7,877,590  $   8,166,204  $   9,526,316  $  10,273,770  $   8,170,305  $   6,120,127
                                        =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     817,599        763,186        788,011        542,414        464,134        358,621
    Units issued                               74,913        222,136        113,272        418,849        282,323        275,339
    Units redeemed                           (119,116)      (167,723)      (181,517)      (173,252)      (195,192)      (169,826)
                                        -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          773,396        817,599        719,766        788,011        551,265        464,134
                                        =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Salomon Brothers
                                               Rydex Variable                Rydex Variable                  Variable
                                                    Trust                          Trust                 Series Funds Inc.
                                                 Sub-Account                    Sub-Account                 Sub-Account
                                        ----------------------------  ----------------------------  ----------------------------

                                                                              Rydex Sector
                                                 Rydex OTC                      Rotation                    All Cap (j)
                                        ----------------------------  ----------------------------  ----------------------------

                                             2005           2004           2005           2004           2005           2004
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     (44,121) $     (50,056) $     (18,879) $      (5,117) $     (79,173) $    (112,008)
Net realized gains (losses)                    88,621        147,514         31,928          5,143        315,142        253,139
Change in unrealized gains (losses)          (112,798)       173,060        144,948         62,459         51,494        592,691
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                             (68,298)       270,518        157,997         62,485        287,463        733,822
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       34,595        492,862      1,367,836        402,482        139,910      1,422,248
Benefit payments                                    -         (6,272)       (37,527)          (170)      (113,845)       (60,182)
Payments on termination                      (206,210)      (161,123)       (47,245)        (1,053)      (732,821)    (1,019,572)
Loans - net                                       (18)            (4)             -              -            (27)           (15)
Contract maintenance charge                      (574)          (584)        (1,400)             -         (2,910)        (2,920)
Transfers among the sub-accounts
  and with the Fixed Account - net           (466,864)      (242,926)       303,762        119,392       (224,123)       504,675
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (639,071)        81,953      1,585,426        520,651       (933,816)       844,234
                                        -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (707,369)       352,471      1,743,423        583,136       (646,353)     1,578,056

NET ASSETS AT BEGINNING OF PERIOD           3,473,332      3,120,861        682,277         99,141     12,327,301     10,749,245
                                        -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD             $   2,765,963  $   3,473,332  $   2,425,700  $     682,277  $  11,680,948  $  12,327,301
                                        =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     524,439        528,627         60,963          7,969        929,528        861,281
    Units issued                               31,411        206,769        195,521         59,516        115,930        280,051
    Units redeemed                           (136,733)      (210,957)       (57,185)        (6,522)      (182,168)      (211,804)
                                        -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          419,117        524,439        199,299         60,963        863,290        929,528
                                        =============  =============  =============  =============  =============  =============

(j)  Previously known as Variable All Cap

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                           Salomon Brothers              Salomon Brothers
                                             Salomon Brothers                  Variable                      Variable
                                                 Variable                     Funds Inc.                    Funds Inc.
                                             Series Funds Inc.                (Class II)                    (Class II)
                                                Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                                                All Cap                     High Yield
                                                 Investors                    (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005       2004 (q) (ac)      2005         2004 (s)         2005         2004 (s)
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (45,253)  $     57,359   $    (10,895)  $     (3,299)  $    919,999   $    365,043
Net realized gains (losses)                  172,106         99,930          9,899            841        335,811          7,030
Change in unrealized gains (losses)          545,331      1,201,385         48,088         44,480       (925,433)       (47,546)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            672,184      1,358,674         47,092         42,022        330,377        324,527
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     214,755        467,414        504,145        639,474      9,918,220      5,678,199
Benefit payments                             (93,950)       (80,353)        (4,548)          (301)      (181,919)       (14,938)
Payments on termination                   (1,071,407)      (753,548)       (53,769)        (3,223)      (639,524)       (48,987)
Loans - net                                       (9)           (18)            (5)             -              -              -
Contract maintenance charge                   (4,469)        (3,105)        (1,074)             -        (19,340)             -
Transfers among the sub-accounts
  and with the Fixed Account - net          (415,107)    14,059,932        305,305        167,251      3,529,523      1,176,194
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              (1,370,187)    13,690,322        750,054        803,201     12,606,960      6,790,468
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS           (698,003)    15,048,996        797,146        845,223     12,937,337      7,114,995

NET ASSETS AT BEGINNING OF PERIOD         15,048,996              -        845,223              -      7,114,995              -
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 14,350,993   $ 15,048,996   $  1,642,369   $    845,223   $ 20,052,332   $  7,114,995
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  1,376,095              -         82,102              -        655,971              -
    Units issued                             121,828      1,778,980        102,171         87,862      1,347,267        689,056
    Units redeemed                          (247,541)      (402,885)       (27,862)        (5,760)      (189,609)       (33,085)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       1,250,382      1,376,095        156,411         82,102      1,813,629        655,971
                                        ============   ============   ============   ============   ============   ============

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ac) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Salomon Brothers
                                                 Variable                  Scudder Variable              Scudder Variable
                                                Funds Inc.                  Insurance Trust               Insurance Trust
                                                (Class II)                     (Class B)                     (Class B)
                                               Sub-Account                    Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Variable                    EAFE Equity                    Equity 500
                                                 Investors                       Index                         Index
                                                 (Class II)                    (Class B)                      (Class B)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)       2005 (k)         2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (12,541)  $      4,365   $      4,277   $      1,477   $     (7,530)  $    (20,048)
Net realized gains (losses)                    6,785            286         38,540          4,139         43,065          3,564
Change in unrealized gains (losses)          100,972         61,553        (42,697)        39,273         77,312        263,361
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             95,216         66,204            120         44,889        112,847        246,877
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     696,874        844,008            244        162,418         51,220        933,640
Benefit payments                              (2,966)             -              -              -         (3,562)             -
Payments on termination                      (55,906)        (3,687)        (7,248)       (22,791)      (258,376)       (61,424)
Loans - net                                        -              -              -              -              -              -
Contract maintenance charge                   (2,724)             -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net           432,121        200,087       (335,565)       120,023        316,635      1,128,094
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions               1,067,399      1,040,408       (342,569)       259,650        105,917      2,000,310
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          1,162,615      1,106,612       (342,449)       304,539        218,764      2,247,187

NET ASSETS AT BEGINNING OF PERIOD          1,106,612              -        342,449         37,910      3,580,192      1,333,005
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  2,269,227   $  1,106,612   $          -   $    342,449   $  3,798,956   $  3,580,192
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    106,408              -         22,256          2,881        272,281        110,158
    Units issued                             122,237        110,685          4,326         27,296         45,339        182,264
    Units redeemed                           (19,424)        (4,277)       (26,582)        (7,921)       (36,652)       (20,141)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         209,221        106,408              -         22,256        280,968        272,281
                                        ============   ============   ============   ============   ============   ============

(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Scudder Variable                   Scudder                       Scudder
                                              Insurance Trust                  Variable                      Variable
                                                 (Class B)                     Series I                      Series I
                                               Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                              Small Cap Index
                                                 (Class B)                     Balanced                        Bond
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004         2005 (l)         2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (13,968)  $    (15,367)  $    467,615   $     69,334   $    434,889   $    544,635
Net realized gains (losses)                   59,811         21,766     (1,607,615)      (300,660)       238,633        180,004
Change in unrealized gains (losses)           (7,515)       145,661        560,705      1,161,882       (449,765)        48,047
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             38,328        152,060       (579,295)       930,556        223,757        772,686
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      16,287        188,459        104,571      1,404,980        411,417      2,785,763
Benefit payments                                (623)             -        (49,274)      (253,997)      (234,500)      (242,983)
Payments on termination                      (86,067)       (36,196)      (752,995)    (2,640,491)    (2,560,491)    (3,509,413)
Loans - net                                        -              -           (195)          (469)           (97)           (86)
Contract maintenance charge                        -              -         (4,268)       (10,937)        (9,895)       (10,343)
Transfers among the sub-accounts
  and with the Fixed Account - net           101,658        206,189    (18,125,783)       174,075       (177,032)      (640,444)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  31,255        358,452    (18,827,944)    (1,326,839)    (2,570,598)    (1,617,506)
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             69,583        510,512    (19,407,239)      (396,283)    (2,346,841)      (844,820)

NET ASSETS AT BEGINNING OF PERIOD          1,263,640        753,128     19,407,239     19,803,522     20,076,396     20,921,216
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  1,333,223   $  1,263,640   $          -   $ 19,407,239   $ 17,729,555   $ 20,076,396
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     78,850         54,400      1,454,077      1,499,058      1,509,107      1,611,485
    Units issued                              15,117         69,343         37,318        231,719        208,365        573,932
    Units redeemed                           (12,741)       (44,893)    (1,491,395)      (276,700)      (390,669)      (676,310)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period          81,226         78,850              -      1,454,077      1,326,803      1,509,107
                                        ============   ============   ============   ============   ============   ============

(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  Scudder                      Scudder                      Scudder
                                                 Variable                     Variable                     Variable
                                                 Series I                     Series I                     Series I
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Global                     Growth and
                                                 Discovery                     Income                    International
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (111,691)  $   (103,309)  $     (4,978)  $    (25,671)  $      5,746   $     (6,839)
Net realized gains (losses)                  453,243        397,610         49,563        (17,172)       147,063         16,446
Change in unrealized gains (losses)        1,534,850      1,391,109        102,031        351,132        429,729        500,225
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,876,402      1,685,410        146,616        308,289        582,538        509,832
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     321,437      1,333,460         87,682        424,714        138,104        422,476
Benefit payments                             (53,488)      (126,594)      (164,595)       (21,420)       (25,771)       (25,067)
Payments on termination                     (945,852)      (722,052)      (410,502)      (464,487)      (265,993)      (313,679)
Loans - net                                      (17)           (10)           (37)           (21)           (28)             -
Contract maintenance charge                   (6,313)        (3,669)        (2,463)        (2,259)        (1,914)        (1,683)
Transfers among the sub-accounts
  and with the Fixed Account - net         2,823,430        223,631        (60,417)      (160,466)       205,320          2,549
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions               2,139,197        704,766       (550,332)      (223,939)        49,718         84,596
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          4,015,599      2,390,176       (403,716)        84,350        632,256        594,428

NET ASSETS AT BEGINNING OF PERIOD         10,063,427      7,673,251      3,942,850      3,858,500      4,038,602      3,444,174
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 14,079,026   $ 10,063,427   $  3,539,134   $  3,942,850   $  4,670,858   $  4,038,602
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    735,731        640,671        426,158        448,975        479,801        458,845
    Units issued                             331,113        351,357         59,522         90,041        145,829        138,740
    Units redeemed                          (157,540)      (256,297)      (120,022)      (112,858)      (135,941)      (117,784)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         909,304        735,731        365,658        426,158        489,689        479,801
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                               Scudder
                                               Variable                  STI Classic                     STI Classic
                                              Series II                 Variable Trust                  Variable Trust
                                             Sub-Account                 Sub-Account                     Sub-Account
                                        --------------------   -----------------------------   -----------------------------

                                                                                                            STI
                                                                       STI Capital                     International
                                          Total Return (g)(l)          Appreciation                        Equity
                                        --------------------   -----------------------------   -----------------------------

                                                2005               2005            2004            2005            2004
                                        --------------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $           (162,811)  $     (29,139)  $     (26,877)  $       1,107   $         295
Net realized gains (losses)                          147,476          18,781           5,913             939           2,236
Change in unrealized gains (losses)                1,028,021         (48,308)        131,254           8,371          11,720
                                        --------------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                                  1,012,686         (58,666)        110,290          10,417          14,251
                                        --------------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             169,788          62,509         295,809           1,847           1,914
Benefit payments                                    (167,776)        (12,174)         (1,262)              -               -
Payments on termination                           (2,602,395)        (76,725)        (78,789)         (2,550)         (2,304)
Loans - net                                             (444)             (7)             (9)              -               -
Contract maintenance charge                           (5,957)         (1,476)         (1,480)           (104)           (109)
Transfers among the sub-accounts
  and with the Fixed Account - net                17,659,398        (185,942)         80,955             (92)        (12,506)
                                        --------------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                      15,052,614        (213,815)        295,224            (899)        (13,005)
                                        --------------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                 16,065,300        (272,481)        405,514           9,518           1,246

NET ASSETS AT BEGINNING OF PERIOD                          -       2,276,821       1,871,307          91,746          90,500
                                        --------------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD             $         16,065,300   $   2,004,340   $   2,276,821   $     101,264   $      91,746
                                        ====================   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                                  -         258,570         222,505           8,842          10,251
    Units issued                                   1,860,580          24,616          78,801             182             213
    Units redeemed                                  (343,520)        (49,596)        (42,736)           (262)         (1,622)
                                        --------------------   -------------   -------------   -------------   -------------
   Units outstanding at end of period              1,517,060         233,590         258,570           8,762           8,842
                                        ====================   =============   =============   =============   =============

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Strong                   Strong Variable
                                                STI Classic                  Opportunity                   Insurance
                                              Variable Trust               Funds II, Inc.                 Funds, Inc.
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                               STI Large Cap                 Opportunity                  Mid Cap Growth
                                             Value Equity (m)                  Fund II                        Fund II
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004         2005 (n)         2004         2005 (o)         2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $      2,840   $      8,719   $    (81,614)  $   (271,605)  $    (34,946)  $   (108,242)
Net realized gains (losses)                  217,921         49,744      2,810,877        271,072       (784,623)      (494,541)
Change in unrealized gains (losses)         (147,071)       374,456     (3,395,122)     2,817,397        189,292      1,877,007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             73,690        432,919       (665,859)     2,816,864       (630,277)     1,274,224
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      63,313        214,195        108,351      2,158,665         80,698        564,243
Benefit payments                             (50,934)       (24,941)       (15,280)      (191,492)       (36,664)      (150,696)
Payments on termination                     (368,236)      (323,729)      (362,480)    (1,087,942)      (118,698)      (631,114)
Loans - net                                      (44)           (66)           (16)           (19)           (17)           (51)
Contract maintenance charge                   (2,294)        (1,652)        (3,735)       (10,187)        (2,189)        (5,856)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,979,274)     3,672,209    (20,102,605)       810,339     (8,738,362)       991,568
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              (2,337,469)     3,536,016    (20,375,765)     1,679,364     (8,815,232)       768,094
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS         (2,263,779)     3,968,935    (21,041,624)     4,496,228     (9,445,509)     2,042,318

NET ASSETS AT BEGINNING OF PERIOD          5,825,708      1,856,773     21,041,624     16,545,396      9,445,509      7,403,191
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  3,561,929   $  5,825,708   $          -   $ 21,041,624   $          -   $  9,445,509
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    532,836        191,534      1,534,963      1,350,998      1,095,077        965,519
    Units issued                             178,765        440,598         49,149        510,694        143,900        454,463
    Units redeemed                          (398,261)       (99,296)    (1,584,112)      (326,729)    (1,238,977)      (324,905)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         313,340        532,836              -      1,534,963              -      1,095,077
                                        ============   ============   ============   ============   ============   ============

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               T. Rowe Price                T. Rowe Price                T. Rowe Price
                                            Equity Series, Inc.          Equity Series, Inc.          Equity Series, Inc.
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                                                                         T. Rowe Price
                                               T. Rowe Price                T. Rowe Price                 New America
                                               Equity Income               Mid-Cap Growth                   Growth
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     30,374   $     47,515   $   (461,866)  $   (449,225)  $    (65,450)  $    (54,714)
Net realized gains (losses)                2,791,792      1,356,225      3,265,972        809,171        101,339         68,427
Change in unrealized gains (losses)       (1,792,299)     3,136,787        983,121      4,231,282        123,200        318,932
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,029,867      4,540,527      3,787,227      4,591,228        159,089        332,645
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   1,217,565      4,080,983        882,456      3,769,401        121,109        644,411
Benefit payments                            (347,459)      (349,972)      (239,540)      (227,642)      (128,867)        (8,370)
Payments on termination                   (3,442,832)    (2,965,627)    (2,084,873)    (1,779,051)      (419,530)      (284,649)
Loans - net                                     (249)          (160)           (23)           (16)            (9)           (15)
Contract maintenance charge                  (19,777)       (15,789)       (16,959)       (15,346)        (2,503)        (2,196)
Transfers among the sub-accounts
  and with the Fixed Account - net         1,922,626      7,768,632     (2,985,999)      (813,503)     1,117,955        235,085
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                (670,126)     8,518,067     (4,444,938)       933,843        688,155        584,266
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            359,741     13,058,594       (657,711)     5,525,071        847,244        916,911

NET ASSETS AT BEGINNING OF PERIOD         41,369,622     28,311,028     32,416,015     26,890,944      4,314,872      3,397,961
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 41,729,363   $ 41,369,622   $ 31,758,304   $ 32,416,015   $  5,162,116   $  4,314,872
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  2,869,033      2,216,128      2,103,925      1,994,384        468,699        398,461
    Units issued                             602,997      1,261,480         97,880        549,258        237,237        227,358
    Units redeemed                          (640,151)      (608,575)      (359,728)      (439,717)      (165,097)      (157,120)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       2,831,879      2,869,033      1,842,077      2,103,925        540,839        468,699
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                           T. Rowe Price
                                                T. Rowe Price                 T. Rowe Price                 International
                                           Equity Series, Inc. II        Equity Series, Inc. II             Series, Inc.
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                T. Rowe Price                                              T. Rowe Price
                                                  Blue Chip                   T. Rowe Price                 International
                                                  Growth II                 Equity Income II                    Stock
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)         2005         2004 (s)         2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (119,382)  $     (3,380)  $     (1,489)  $     22,116   $     20,302   $    (13,029)
Net realized gains (losses)                   17,294          5,007      1,683,804        204,276        240,617         54,016
Change in unrealized gains (losses)          767,858        203,591       (893,098)       691,287        775,052        687,939
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            665,770        205,218        789,217        917,679      1,035,971        728,926
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  10,512,866      2,586,106     20,082,244     10,063,949        191,325      1,087,641
Benefit payments                             (40,184)       (32,917)      (107,595)        (7,449)       (53,591)       (30,258)
Payments on termination                     (282,665)        (9,489)      (864,294)       (70,356)      (654,854)      (481,353)
Loans - net                                     (162)             -              -              -            (22)           (16)
Contract maintenance charge                   (4,114)             -        (32,397)             -         (3,566)        (2,720)
Transfers among the sub-accounts
  and with the Fixed Account - net         3,504,240        655,956      7,365,603      1,959,270        894,624      1,266,546
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              13,689,981      3,199,656     26,443,561     11,945,414        373,916      1,839,840
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS         14,355,751      3,404,874     27,232,778     12,863,093      1,409,887      2,568,766

NET ASSETS AT BEGINNING OF PERIOD          3,404,874              -     12,863,093              -      7,284,229      4,715,463
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 17,760,625   $  3,404,874   $ 40,095,871   $ 12,863,093   $  8,694,116   $  7,284,229
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    325,323              -      1,160,860              -        783,276        563,077
    Units issued                           1,449,046        344,338      2,680,764      1,196,483        225,158        380,512
    Units redeemed                          (142,567)       (19,015)      (296,961)       (35,623)      (185,317)      (160,313)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       1,631,802        325,323      3,544,663      1,160,860        823,117        783,276
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                   The Universal               The Universal
                                                  Institutional                   Institutional               Institutional
                                                   Funds, Inc.                     Funds, Inc.                 Funds, Inc.
                                                   Sub-Account                     Sub-Account                 Sub-Account
                                       -----------------------------------  -------------------------   -------------------------

                                                 Van Kampen UIF                  Van Kampen UIF               Van Kampen UIF
                                                  Equity Growth                    High Yield                 Mid Cap Growth
                                       -----------------------------------  -------------------------   -------------------------

                                          2005       2004 (q) (w) (x) (aa)     2005          2004          2005          2004
                                       -----------   ---------------------  -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $   (293,119)  $            (247,221) $   521,515   $   324,999   $  (105,362)  $   (88,686)
Net realized gains (losses)                453,722                  19,749        8,783        46,268       194,126       (15,835)
Change in unrealized gains (losses)      3,577,788               2,412,828     (572,336)      204,769       993,304     1,233,864
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
Increase (decrease) in net assets
  from operations                        3,738,391               2,185,356      (42,038)      576,036     1,082,068     1,129,343
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   324,410                 683,356       73,038     1,186,301        97,137       550,222
Benefit payments                          (169,661)                (32,352)     (10,817)      (13,918)      (50,743)       (6,557)
Payments on termination                 (2,023,901)             (1,418,931)    (719,593)     (450,730)     (407,836)     (490,582)
Loans - net                                   (121)                    (96)           -             -           (14)            -
Contract maintenance charge                 (5,534)                 (3,723)      (1,181)         (921)       (2,224)       (2,010)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,453,192)             29,014,484     (567,405)    1,875,193       250,708       566,574
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions            (3,327,999)             28,242,738   (1,225,958)    2,595,925      (112,972)      617,647
                                      ------------   ---------------------  -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS          410,392              30,428,094   (1,267,996)    3,171,961       969,096     1,746,990

NET ASSETS AT BEGINNING OF PERIOD       30,428,094                       -    8,802,963     5,631,002     7,160,698     5,413,708
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD           $ 30,838,486   $          30,428,094  $ 7,534,967   $ 8,802,963   $ 8,129,794   $ 7,160,698
                                      ============   =====================  ===========   ===========   ===========   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                2,825,479                       -      811,934       558,575       718,592       650,910
    Units issued                           231,205               3,277,553       99,037       422,409       131,340       212,844
    Units redeemed                        (544,413)               (452,074)    (216,596)     (169,050)     (145,812)     (145,162)
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
  Units outstanding at end of period     2,512,271               2,825,479      694,375       811,934       704,120       718,592
                                      ============   =====================  ===========   ===========   ===========   ===========


(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                              The Universal                 The Universa
                                                The Universal                 Institutional                 Institutional
                                                Institutional                  Funds, Inc.                   Funds, Inc.
                                                 Funds, Inc.                   (Class II)                    (Class II)
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                               Van Kampen UIF                Van Kampen UIF                Van Kampen UIF
                                                U.S. Mid Cap                  Equity Growth               U.S. Real Estate
                                                    Value                      (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005       2004 (y) (ab)      2005         2004 (s)         2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (519,003)  $   (400,868)  $    (26,092)  $     (4,861)  $    (92,894)  $    (18,720)
Net realized gains (losses)                2,296,193        120,116         91,576          1,398      1,356,420        206,951
Change in unrealized gains (losses)        2,740,624      5,032,348        351,149         79,990      2,260,138      1,835,935
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          4,517,814      4,751,596        416,633         76,527      3,523,664      2,024,166
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     758,780      1,632,151      1,195,999        928,897     13,816,245      8,484,716
Benefit payments                            (293,756)       (63,558)       (87,672)       (16,529)      (205,003)       (97,623)
Payments on termination                   (4,435,744)    (1,807,675)       (78,292)        (2,825)    (1,289,084)      (294,069)
Loans - net                                     (227)          (177)             -              -              -              -
Contract maintenance charge                  (14,596)        (7,978)        (1,403)             -        (37,294)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         3,178,031     31,045,537        498,073        134,802        449,719      2,570,843
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                (807,512)    30,798,300      1,526,705      1,044,345     12,734,583     10,663,867
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          3,710,302     35,549,896      1,943,338      1,120,872     16,258,247     12,688,033

NET ASSETS AT BEGINNING OF PERIOD         41,777,427      6,227,531      1,120,872              -     13,559,268        871,235
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 45,487,729   $ 41,777,427   $  3,064,210   $  1,120,872   $ 29,817,515   $ 13,559,268
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  3,402,338        501,556        108,236              -      1,022,703         68,305
    Units issued                           1,135,238      3,568,910        243,179        112,527      1,549,793      1,129,605
    Units redeemed                        (1,179,323)      (668,128)       (91,215)        (4,291)      (585,126)      (175,207)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       3,358,253      3,402,338        260,200        108,236      1,987,370      1,022,703
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  Van Eck                       Van Eck                        Van Eck
                                                 Worldwide                     Worldwide                      Worldwide
                                              Insurance Trust               Insurance Trust                Insurance Trust
                                                Sub-Account                   Sub-Account                    Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Van Eck                       Van Eck                        Van Eck
                                                 Worldwide                     Worldwide                      Worldwide
                                              Absolute Return              Emerging Markets                  Hard Assets
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)         2005         2004 (s)         2005         2004 (s)
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (20,721)  $     (5,117)  $    (28,387)  $     (2,913)  $    (60,662)  $     (4,214)
Net realized gains (losses)                    1,192            (36)        69,408          3,569        147,836          6,713
Change in unrealized gains (losses)              485          2,297        613,377         94,606      1,676,758         80,511
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            (19,044)        (2,856)       654,398         95,262      1,763,932         83,010
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     604,387        767,082      2,063,302        419,647      3,490,920        921,175
Benefit payments                              (8,686)             -        (27,979)             -        (40,052)        (1,422)
Payments on termination                      (34,488)        (5,186)       (77,933)        (4,756)      (193,043)        (4,931)
Loans - net                                        -              -              -              -              -              -
Contract maintenance charge                   (4,009)             -         (1,416)             -         (1,559)             -
Transfers among the sub-accounts
  and with the Fixed Account - net           209,102        138,960      1,222,127        127,065      2,171,462        202,226
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 766,306        900,856      3,178,101        541,956      5,427,728      1,117,048
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            747,262        898,000      3,832,499        637,218      7,191,660      1,200,058

NET ASSETS AT BEGINNING OF PERIOD            898,000              -        637,218              -      1,200,058              -
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  1,645,262   $    898,000   $  4,469,717   $    637,218   $  8,391,718   $  1,200,058
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     90,744              -         52,767              -         96,564              -
    Units issued                             103,448         93,282        310,762         56,087        450,863        104,633
    Units redeemed                           (25,631)        (2,538)       (78,712)        (3,320)       (94,881)        (8,069)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         168,561         90,744        284,817         52,767        452,546         96,564
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------  -----------------------------------------------------------

                                                Van Kampen Life               Van Kampen Life                Van Kampen Life
                                                Investment Trust              Investment Trust               Investment Trust
                                                  (Class II)                    (Class II)                     (Class II)
                                                  Sub-Account                   Sub-Account                    Sub-Account
                                        ------------------------------  ---------------------------   ---------------------------

                                                LIT Aggressive
                                                    Growth                    LIT Government                 LIT Growth and
                                                  (Class II)                    (Class II)                  Income (Class II)
                                        ------------------------------  ---------------------------   ---------------------------

                                            2005      2004 (s) (u) (z)      2005         2004 (s)         2005           2004
                                        ------------  ----------------  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (155,428) $        (95,884) $     90,126   $    (17,859)  $   (375,985)  $   (249,810)
Net realized gains (losses)                  327,399            68,490         3,474          1,835      2,315,937        376,403
Change in unrealized gains (losses)          784,667         1,068,636         3,656         54,314      2,095,265      3,756,358
                                        ------------  ----------------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            956,638         1,041,242        97,256         38,290      4,035,217      3,882,951
                                        ------------  ----------------  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     859,582         1,039,247     3,193,517      3,141,725     12,439,679     10,291,313
Benefit payments                            (163,615)          (17,317)      (37,294)        (1,478)      (368,448)      (249,446)
Payments on termination                     (930,728)         (536,772)     (357,199)       (41,359)    (4,983,445)    (2,319,105)
Loans - net                                      (97)              (97)            -              -           (211)          (109)
Contract maintenance charge                   (4,567)           (2,376)      (12,218)             -        (28,409)        (6,086)
Transfers among the sub-accounts
  and with the Fixed Account - net           437,154         8,461,112       932,958        794,247     10,223,853     10,623,232
                                        ------------  ----------------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 197,729         8,943,797     3,719,764      3,893,135     17,283,019     18,339,799
                                        ------------  ----------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          1,154,367         9,985,039     3,817,020      3,931,425     21,318,236     22,222,750

NET ASSETS AT BEGINNING OF PERIOD          9,985,039                 -     3,931,425              -     40,039,949     17,817,199
                                        ------------  ----------------  ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 11,139,406  $      9,985,039  $  7,748,445   $  3,931,425   $ 61,358,185   $ 40,039,949
                                        ============  ================  ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    896,988                 -       386,733              -      3,502,587      1,743,087
    Units issued                             323,219         1,433,015       456,827        405,831      2,625,106      2,234,037
    Units redeemed                          (305,640)         (536,027)      (93,736)       (19,098)    (1,124,192)      (474,537)
                                        ------------  ----------------  ------------   ------------   ------------   ------------
  Units outstanding at end of period
                                             914,567           896,988       749,824        386,733      5,003,501      3,502,587
                                        ============  ================  ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------

                                                      Wells Fargo        Wells Fargo
                                                        Variable           Variable
                                                         Trust              Trust
                                                      Sub-Account        Sub-Account
                                                    ----------------   ----------------

                                                      Wells Fargo        Wells Fargo
                                                      VT Advantage       VT Advantage
                                                        Discovery        Opportunity
                                                    ----------------   ----------------

                                                      2005 (o) (p)       2005 (n) (p)
                                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                        $        (81,998)  $       (213,517)
Net realized gains (losses)                                   65,804            161,516
Change in unrealized gains (losses)                        1,048,935          1,940,917
                                                    ----------------   ----------------
Increase (decrease) in net assets
  from operations                                          1,032,741          1,888,916
                                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                                     185,622            235,032
Benefit payments                                             (52,641)          (228,407)
Payments on termination                                     (496,069)        (1,106,246)
Loans - net                                                      (57)               (60)
Contract maintenance charge                                   (4,131)            (8,025)
Transfers among the sub-accounts
  and with the Fixed Account - net                         7,708,350         18,650,358
                                                    ----------------   ----------------
Increase (decrease) in net assets
  from contract transactions                               7,341,074         17,542,652
                                                    ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS                          8,373,815         19,431,568

NET ASSETS AT BEGINNING OF PERIOD                                  -                  -
                                                    ----------------   ----------------
NET ASSETS AT END OF PERIOD                         $      8,373,815   $     19,431,568
                                                    ================   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                                          -                  -
    Units issued                                             895,833          2,119,741
    Units redeemed                                          (165,294)          (356,247)
                                                    ----------------   ----------------
  Units outstanding at end of period                         730,539          1,763,494
                                                    ================   ================

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of Consultant Solutions, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS           FIDELITY VARIABLE INSURANCE PRODUCTS
        AIM V.I. Basic Value                 FUND (SERVICE CLASS 2)
        AIM V.I. Demographic Trends            VIP Asset Manager (Service
            (Previously known as AIM V.I.          Class 2)
            Dent Demographics)                 VIP Contrafund (Service Class 2)
     AIM VARIABLE INSURANCE FUNDS              VIP Equity-Income (Service
      SERIES II                                   Class 2)
        AIM V.I. Basic Value II                VIP Growth (Service Class 2)
        AIM V.I. Capital Appreciation II       VIP Index 500 (Service Class 2)
        AIM V.I. Demographic Trends II         VIP Investment Grade Bond
            (Previously known as AIM V.I.          (Service Class 2)
            Dent Demographics II)              VIP Money Market (Service
        AIM V.I. Mid Cap Core Equity II            Class 2)
        AIM V.I. Premier Equity II             VIP Overseas (Service Class 2)
     THE ALGER AMERICAN FUND                GOLDMAN SACHS VARIABLE INSURANCE
        Alger Growth                         TRUST
        Alger Income & Growth                  VIT CORE Small Cap Equity
        Alger Leveraged AllCap                 VIT International Equity
        Alger MidCap Growth                 J.P. MORGAN SERIES TRUST II
        Alger Small Capitalization             Small Company
     THE ALGER AMERICAN FUND (SERIES - S)   JANUS ASPEN SERIES
        Alger Growth (Series - S)              Balanced
        Alger Leveraged AllCap                 Flexible Bond (Previously known
            (Series - S)                           as Flexible Income)
        Alger MidCap Growth (Series - S)       Forty Portfolio (Previously known
     FEDERATED INSURANCE SERIES                    as Capital Appreciation)
        Federated Capital Income Fund II       Large Cap Growth (Previously
        Federated Fund for U.S.                    known as Growth)
            Government Securities II           Mid Cap Growth
        Federated High Income Bond             Worldwide Growth
            Fund II                         JANUS ASPEN SERIES (SERVICE SHARES)
     FIDELITY VARIABLE INSURANCE PRODUCTS      Balanced (Service Shares)
      FUND                                     Foreign Stock (Service Shares)
        VIP Asset Manager                      Forty Portfolio (Service Shares)
        VIP Contrafund                             (Previously known as Capital
        VIP Equity-Income                          Appreciation (Service
        VIP Growth                                 Shares))
        VIP Index 500                          Mid Cap Value (Service Shares)
        VIP Money Market                       Risk-Managed Core (Service
        VIP Overseas                               Shares)
                                               Small Company Value (Service
                                                   Shares)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)    PIMCO ADVISORS VARIABLE INSURANCE
      (CONTINUED)                            TRUST (CONTINUED)
        Worldwide Growth (Service Shares)      OpCap Equity
     LAZARD RETIREMENT SERIES, INC.            OpCap Renaissance (Previously
        Emerging Markets                           known as PEA Renaissance)
        International Equity                   OpCap Small Cap
     LSA VARIABLE SERIES TRUST                 PEA Science and Technology
     LSA Aggressive Growth (Merged                 (Closed on May 1, 2005)
        into LIT Aggressive Growth          PIMCO VARIABLE INSURANCE TRUST
        (Class II) on April 30, 2004)          Foreign Bond
     LSA Balanced (Merged into OpCap           Money Market
        Balanced on April 30, 2004)            PIMCO Real Return
     LSA Basic Value (Merged into              PIMCO Total Return
        AIM V.I. Basic Value on                StocksPLUS Growth and Income
        April 30, 2004)                            Portfolio
     LSA Blue Chip (Merged into Van         PUTNAM VARIABLE TRUST
        Kampen UIF Equity Growth on            VT High Yield
        April 30, 2004)                        VT International Growth and
     LSA Capital Appreciation (Merged              Income
        into Capital Appreciation on        RYDEX VARIABLE TRUST
        April 30, 2004)                        Rydex OTC
     LSA Capital Growth (Merged into           Rydex Sector Rotation
        Van Kampen UIF Equity Growth        SALOMON BROTHERS VARIABLE SERIES
        on April 30, 2004)                         FUNDS INC.
     LSA Diversified Mid Cap (Merged           All Cap (Previously known as
        into Van Kampen UIF U.S. Mid               Variable All Cap)
        Cap Value on April 30, 2004)           Investors
     LSA Emerging Growth Equity             SALOMON BROTHERS VARIABLE SERIES
        (Merged into LIT Aggressive          FUNDS INC. (CLASS II)
        Growth (Class II) on April             All Cap (Class II)
        30, 2004)                              High Yield (Class II)
     LSA Equity Growth (Merged into            Variable Investors (Class II)
        Van Kampen UIF Equity Growth        SCUDDER VARIABLE INSURANCE TRUST
        on April 30, 2004)                   (CLASS B)
     LSA Mid Cap Value (Merged into            EAFE Equity Index (Class B)
        Van Kampen UIF U.S. Mid Cap                (Closed on July 25, 2005)
        Value on April 30, 2004)               Equity 500 Index (Class B)
     LSA Value Equity (Merged into             Small Cap Index (Class B)
        Investors on April 30, 2004)        SCUDDER VARIABLE SERIES I
     MFS VARIABLE INSURANCE TRUST              Balanced (Merged into Total
        MFS Emerging Growth                        Return on April 29, 2005)
        MFS Investors Trust                    Bond
        MFS New Discovery                      Global Discovery
        MFS Research                           Growth and Income
        MFS Total Return                       International
     MFS VARIABLE INSURANCE TRUST           SCUDDER VARIABLE SERIES II
      (SERVICE CLASS)                          Total Return
        MFS High Income (Service Class)     STI CLASSIC VARIABLE TRUST
        MFS Investor Growth Stock           STI Capital Appreciation
            (Service Class)                 STI International Equity
     MFS Investors Trust (Service           STI Large Cap Value Equity
      Class)                                       (Previously known as STI
     MFS New Discovery (Service Class)             Value Income Stock)
        MFS Total Return (Service Class)    STRONG OPPORTUNITY FUND II, INC.
        MFS Utilities (Service Class)          Opportunity Fund II (Merged into
        MFS Value (Service Class)                  Wells Fargo VT Advantage
     OPPENHEIMER VARIABLE ACCOUNT FUNDS            Opportunity on April 8, 2005)
      (SERVICE CLASS ("SC"))                STRONG VARIABLE INSURANCE FUNDS,
        Oppenheimer Aggressive               INC.
            Growth (SC)                        Mid Cap Growth Fund II (Merged
        Oppenheimer Global Securities              into Wells Fargo VT Advantage
            (SC)                                   Discovery on April 8, 2005)
        Oppenheimer Main Street Small
            Cap Growth (SC)
     PANORAMA SERIES FUND, INC. (SERVICE
      CLASS ("SC"))
        Oppenheimer International Growth
            (SC)
     PIMCO ADVISORS VARIABLE INSURANCE
      TRUST
        NFJ Small Cap Value (Closed on
            May 1, 2005) OpCap Balanced

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     T. ROWE PRICE EQUITY SERIES, INC.      VAN ECK WORLDWIDE INSURANCE TRUST
        T. Rowe Price Equity Income            Van Eck Worldwide Absolute Return
        T. Rowe Price Mid-Cap Growth           Van Eck Worldwide Emerging
        T. Rowe Price New America Growth           Markets
     T. ROWE PRICE EQUITY SERIES,              Van Eck Worldwide Hard Assets
      INC. - II                             VAN KAMPEN LIFE INVESTMENT TRUST
        T. Rowe Price Blue Chip Growth II          (CLASS II)
        T. Rowe Price Equity Income II         LIT Aggressive Growth (Class II)
     T. ROWE PRICE INTERNATIONAL SERIES,       LIT Government (Class II)
      INC.                                     LIT Growth and Income (Class II)
        T. Rowe Price International Stock   WELLS FARGO VARIABLE TRUST
     THE UNIVERSAL INSTITUTIONAL FUNDS,        Wells Fargo VT Advantage
      INC.                                         Discovery
        Van Kampen UIF Equity Growth           Wells Fargo VT Advantage
        Van Kampen UIF High Yield                  Opportunity
        Van Kampen UIF Mid Cap Growth
        Van Kampen UIF U.S. Mid Cap Value
     THE UNIVERSAL INSTITUTIONAL FUNDS,
      INC. (CLASS II)
        Van Kampen UIF Equity Growth
            (Class II)
        Van Kampen UIF U.S. Real Estate
            (Class II)

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed account ("Fixed Account") described below, the latter being included in the general account of Lincoln Benefit.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account,

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     each sub-account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

  The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                                         Purchases
                                                                                                      --------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Value                                                                             $    3,035,604
    AIM V. I. Demographic Trends (a)                                                                         146,827

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
    AIM V. I. Basic Value II                                                                               5,439,559
    AIM V. I. Capital Appreciation II                                                                      1,466,823
    AIM V. I. Demographic Trends II (b)                                                                      401,011
    AIM V. I. Mid Cap Core Equity II                                                                       6,067,691
    AIM V. I. Premier Equity II                                                                              953,213

Investments in the Alger American Fund Sub-Accounts:
    Alger Growth                                                                                           2,819,434
    Alger Income & Growth                                                                                  1,331,658
    Alger Leveraged AllCap                                                                                 1,125,285
    Alger MidCap Growth                                                                                    7,683,463
    Alger Small Capitalization                                                                             3,309,024

Investments in the Alger American Fund (Series - S), The Sub-Accounts:
    Alger Growth (Series - S)                                                                              5,536,589
    Alger Leveraged AllCap (Series - S)                                                                    2,092,123
    Alger MidCap Growth (Series - S)                                                                       6,244,454

Investments in the Federated Insurance Series Sub-Accounts:
    Federated Capital Income Fund II                                                                       1,054,044
    Federated Fund for U.S. Government Securities II                                                       4,563,089
    Federated High Income Bond Fund II                                                                     5,618,842

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
    VIP Asset Manager                                                                                      1,818,262
    VIP Contrafund                                                                                        12,646,302
    VIP Equity-Income                                                                                      6,343,020
    VIP Growth                                                                                             3,044,757
    VIP Index 500                                                                                          8,985,699
    VIP Money Market                                                                                      34,911,044
    VIP Overseas                                                                                           3,529,980

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
Sub-Accounts:
    VIP Asset Manager (Service Class 2)                                                                    2,795,965

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Fidelity Variable Insurance
  Products Fund (Service Class 2) Sub-Accounts (continued):
    VIP Contrafund (Service Class 2)                                                                  $   18,973,126
    VIP Equity-Income (Service Class 2)                                                                   13,138,909
    VIP Growth (Service Class 2)                                                                           5,240,210
    VIP Index 500 (Service Class 2)                                                                       22,694,933
    VIP Investment Grade Bond (Service Class 2)                                                           17,721,171
    VIP Money Market (Service Class 2)                                                                    36,768,759
    VIP Overseas (Service Class 2)                                                                        10,036,176

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
    VIT CORE Small Cap Equity                                                                                703,239
    VIT International Equity                                                                               1,102,468

Investments in the J.P. Morgan Series Trust II Sub-Account:
    Small Company                                                                                          1,422,592

Investments in the Janus Aspen Series Sub-Accounts:
    Balanced                                                                                               3,068,483
    Flexible Bond (c)                                                                                      6,024,300
    Forty Portfolio (d)                                                                                    2,350,767
    Large Cap Growth (e)                                                                                     782,796
    Mid Cap Growth                                                                                         3,813,604
    Worldwide Growth                                                                                       1,054,306

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
    Balanced (Service Shares)                                                                              5,419,618
    Foreign Stock (Service Shares)                                                                         5,532,273
    Forty Portfolio (Service Shares) (f)                                                                   2,986,979
    Mid Cap Value (Service Shares)                                                                        12,377,171
    Risk-Managed Core (Service Shares)                                                                     4,798,434
    Small Company Value (Service Shares) (g)                                                               2,129,603
    Worldwide Growth (Service Shares)                                                                        338,217

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
    Emerging Markets                                                                                       4,192,648

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(e)  Previously known as Growth
(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Lazard Retirement Series, Inc. Sub-Accounts (continued):
  International Equity                                                                                $      232,862

Investments in the MFS Variable Insurance Trust Sub-Accounts:
    MFS Emerging Growth                                                                                      504,716
    MFS Investors Trust                                                                                      249,360
    MFS New Discovery                                                                                        746,131
    MFS Research                                                                                             726,994
    MFS Total Return                                                                                       7,549,785

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
    MFS High Income (Service Class)                                                                        5,341,922
    MFS Investor Growth Stock (Service Class)                                                              7,967,704
    MFS Investors Trust (Service Class)                                                                    1,363,414
    MFS New Discovery (Service Class)                                                                      2,672,508
    MFS Total Return (Service Class)                                                                      10,833,531
    MFS Utilities (Service Class)                                                                          3,852,068
    MFS Value (Service Class)                                                                              3,604,249

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive Growth (SC) (g)                                                                 1,232,882
    Oppenheimer Global Securities (SC)                                                                     7,746,693
    Oppenheimer Main Street Small Cap Growth (SC)                                                         20,433,051

Investments in the Panorama Series Fund, Inc. (Service Class ("SC"))
  Sub-Account:
    Oppenheimer International Growth (SC)                                                                  1,410,101

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
    NFJ Small Cap Value (h)                                                                                1,768,422
    OpCap Balanced                                                                                         5,448,216
    OpCap Equity                                                                                           1,098,155
    OpCap Renaissance (i)                                                                                  3,750,532
    OpCap Small Cap                                                                                        5,443,557
    PEA Science and Technology (h)                                                                           495,298

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
    Foreign Bond                                                                                          14,855,405

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts (continued):
    Money Market                                                                                      $   30,098,736
    PIMCO Real Return                                                                                     18,703,455
    PIMCO Total Return                                                                                    31,906,774
    StocksPLUS Growth and Income Portfolio                                                                   666,035

Investments in the Putnam Variable Trust Sub-Accounts:
    VT High Yield                                                                                          1,951,810
    VT International Growth and Income                                                                     3,398,102

Investments in the Rydex Variable Trust Sub-Accounts:
    Rydex OTC                                                                                                116,115
    Rydex Sector Rotation                                                                                  2,164,642

Investments in the Salomon Brothers Variable Series Funds Inc. Sub-Accounts:
    All Cap (j)                                                                                            1,098,361
    Investors                                                                                                661,744

Investments in the Salomon Brothers Variable Series Funds Inc. (Class II)
  Sub-Accounts:
    All Cap (Class II)                                                                                     1,022,745
    High Yield (Class II)                                                                                 14,949,296
    Variable Investors (Class II)                                                                          1,251,870

Investments in the Scudder Variable Insurance Trust (Class B)
    Sub-Accounts:
    EAFE Equity Index (Class B) (k)                                                                           72,992
    Equity 500 Index (Class B)                                                                               587,930
    Small Cap Index (Class B)                                                                                274,174

Investments in the Scudder Variable Series I Sub-Accounts:
    Balanced (l)                                                                                             811,281
    Bond                                                                                                   2,698,361
    Global Discovery                                                                                       4,013,366
    Growth and Income                                                                                        398,997
    International                                                                                          1,138,586

Investments in the Scudder Variable Series II Sub-Account:
    Total Return (g) (l)                                                                                  18,215,755

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(j)  Previously known as Variable All Cap
(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the STI Classic Variable Trust Sub-Accounts:
    STI Capital Appreciation                                                                          $      197,748
    STI International Equity                                                                                   4,063
    STI Large Cap Value Equity (m)                                                                           686,253

Investments in the Strong Opportunity Funds II, Inc. Sub-Account:
    Opportunity Fund II (n)                                                                                  379,792

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
    Mid Cap Growth Fund II (o)                                                                               391,908

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income                                                                            8,138,284
    T. Rowe Price Mid-Cap Growth                                                                           2,375,678
    T. Rowe Price New America Growth                                                                       1,737,447

Investments in the T. Rowe Price Equity Series, Inc. - II Sub-Accounts:
    T. Rowe Price Blue Chip Growth II                                                                     14,348,670
    T. Rowe Price Equity Income II                                                                        29,795,800

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
    T. Rowe Price International Stock                                                                      1,938,309

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
    Van Kampen UIF Equity Growth                                                                           1,671,994
    Van Kampen UIF High Yield                                                                              1,486,793
    Van Kampen UIF Mid Cap Growth                                                                          1,089,007
    Van Kampen UIF U.S. Mid Cap Value                                                                     11,833,726

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
    Van Kampen UIF Equity Growth (Class II)                                                                2,396,498
    Van Kampen UIF U.S. Real Estate (Class II)                                                            19,850,200

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
    Van Eck Worldwide Absolute Return                                                                        961,518
    Van Eck Worldwide Emerging Markets                                                                     4,106,684
    Van Eck Worldwide Hard Assets                                                                          6,535,783

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
    LIT Aggressive Growth (Class II)                                                                  $    3,165,177
    LIT Government (Class II)                                                                              4,582,598
    LIT Growth and Income (Class II)                                                                      28,013,405

Investments in the Wells Fargo Variable Trust Sub-Accounts:
    Wells Fargo VT Advantage Discovery (o) (p)                                                             8,747,322
    Wells Fargo VT Advantage Opportunity (n) (p)                                                          20,382,969
                                                                                                      --------------

                                                                                                      $  735,980,853
                                                                                                      ==============

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

              Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

              Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**      Total Return***
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest    Lowest to Highest
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Basic Value
      2005                         2,276  $ 11.15  -  $ 11.30  $   25,613           0.09%    1.25%  -    2.05%    3.57%  -    4.43%
      2004 (q) (r)                 2,446    10.76  -    10.82      26,418           0.00     1.25   -    2.05     7.62   -    8.21

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts
  (continued):
    AIM V. I. Demographic
      Trends (a)
        2005                         123  $  9.62  -  $  9.92  $    1,203           0.00%    1.35%  -    2.05%    4.04%  -    4.78%
        2004                         150     9.24  -     9.47       1,410           0.00     1.35   -    2.05     6.03   -    6.79
        2003                         144     8.72  -     8.87       1,267           0.00     1.35   -    2.05   -12.83   -   35.61
        2002                         104     6.48  -     6.54         679           0.00     1.35   -    1.95   -33.53   -  -33.12
        2001 (ad)                     11     9.75  -     9.77         103           0.00     1.35   -    1.95    -2.48   -   -2.26

Investments in the AIM Variable
  Insurance Funds Series II
    Sub-Accounts:
      AIM V. I. Basic Value II
        2005                       1,007    10.97  -    11.18      11,203           0.00     1.35   -    2.30     3.01   -    4.01
        2004 (s)                     591    10.65  -    10.75       6,340           0.00     1.35   -    2.30     6.51   -    7.45
      AIM V. I. Capital
       Appreciation II
        2005                         233    10.83  -    11.04       2,556           0.00     1.35   -    2.30     6.09   -    7.12
        2004 (s)                     116    10.21  -    10.30       1,188           0.00     1.35   -    2.30     2.13   -    3.03
      AIM V. I. Demographic
       Trends II (b)
        2005                          65    10.58  -    10.78         699           0.00     1.35   -    2.30     3.64   -    4.64
        2004 (s)                      31    10.21  -    10.30         319           0.00     1.35   -    2.30     2.10   -    3.00
      AIM V. I. Mid Cap
       Core Equity II
        2005                         919    11.42  -    11.63      10,635           0.37     1.35   -    2.30     4.81   -    5.82
        2004 (s)                     493    10.89  -    10.99       5,403           0.04     1.35   -    2.30     8.92   -    9.89
      AIM V. I. Premier
       Equity II
        2005                         144    10.49  -    10.68       1,533           0.86     1.35   -    2.30     2.95   -    3.94
        2004 (s)                      74    10.19  -    10.28         761           0.49     1.35   -    2.30     1.87   -    2.77

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Alger
  American Fund
    Sub-Accounts:
      Alger Growth
        2005                       2,162  $  7.04  -  $ 11.76  $   22,037           0.22%    1.25%  -    1.80%   10.04%  -   10.65%
        2004                       2,389     6.40  -    10.62      22,746           0.00     1.25   -    1.80     3.62   -    4.19
        2003                       2,416     6.17  -    10.20      23,001           0.00     1.25   -    1.80    32.75   -   33.48
        2002                       2,015     4.65  -     7.64      15,293           0.04     1.25   -    1.80   -34.19   -  -33.83
        2001                       2,405     7.07  -    11.54      28,005           0.23     1.25   -    1.80   -13.40   -  -12.92
      Alger Income & Growth
        2005                       1,910     7.25  -    12.67      21,089           1.08     1.25   -    1.80     1.60   -    2.16
        2004                       2,214     7.14  -    12.40      24,441           0.55     1.25   -    1.80     5.92   -    6.51
        2003                       2,447     6.74  -    11.64      26,121           0.29     1.25   -    1.80    27.53   -   28.23
        2002                       2,331     5.28  -     9.08      20,204           0.67     1.25   -    1.80   -32.33   -  -31.96
        2001                       2,450     7.81  -    13.34      32,508           0.37     1.25   -    1.80   -15.86   -  -15.39
      Alger Leveraged AllCap
        2005                       1,732     6.51  -    14.56      18,242           0.00     1.25   -    1.80    12.41   -   13.03
        2004                       1,931     5.79  -    12.88      18,677           0.00     1.25   -    1.80     6.26   -    6.84
        2003                       1,850     5.45  -    12.06      18,049           0.00     1.25   -    1.80    32.32   -   33.05
        2002                       1,543     4.12  -     9.06      12,637           0.01     1.25   -    1.80   -35.09   -  -34.73
        2001                       1,583     6.34  -    13.88      21,195           0.00     1.25   -    1.80   -17.44   -  -16.98
      Alger MidCap Growth
        2005                       2,641    10.42  -    18.48      38,590           0.00     1.25   -    1.80     7.87   -    8.46
        2004                       2,634     9.66  -    17.04      35,746           0.00     1.25   -    1.80    11.03   -   11.64
        2003                       2,484     8.70  -    15.26      31,408           0.00     1.25   -    1.80    45.16   -   45.96
        2002                       1,575     6.00  -    10.46      15,074           0.00     1.25   -    1.80   -30.80   -  -30.42
        2001                       1,618     8.66  -    15.03      23,790           0.00     1.25   -    1.80    -8.20   -   -7.69
      Alger Small
        Capitalization
        2005                       1,712     6.65  -    10.91      16,121           0.00     1.25   -    1.80    14.80   -   15.43
        2004                       1,788     5.79  -     9.45      14,871           0.00     1.25   -    1.80    14.49   -   15.12
        2003                       1,739     5.06  -     8.21      12,925           0.00     1.25   -    1.80    39.81   -   40.58
        2002                       1,232     3.62  -     5.84       6,750           0.00     1.25   -    1.80   -27.54   -  -27.14
        2001                       1,184     4.99  -     8.02       9,006           0.04     1.25   -    1.80   -30.78   -  -30.40

Investments in The Alger
  American Fund (Series -S)
    Sub-Accounts:
      Alger Growth (Series-S)
        2005                       1,161    10.90  -    11.13      14,221           0.12     1.35   -    2.45     8.99   -   10.21
        2004                         807    10.00  -    12.83       9,296           0.00     1.35   -    2.45     0.00   -    3.82
        2003 (ae)                    138    12.29  -    12.36       1,699           0.00     1.35   -    2.15    22.94   -   23.61

(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Alger
  American Fund (Series -S)
    Sub-Accounts (continued):
      Alger Leveraged AllCap
       (Series-S)
        2005                         256  $ 11.30  -  $ 11.51  $    2,936           0.00%    1.35%  -    2.30%   11.54%  -   12.62%
        2004 (s)                      87    10.13  -    10.22         889           0.00     1.35   -    2.30     1.30   -    2.19
      Alger MidCap Growth
       (Series-S)
        2005                         907    11.27  -    11.48      10,371           0.00     1.35   -    2.30     7.03   -    8.07
        2004 (s)                     415    10.53  -    10.63       4,401           0.00     1.35   -    2.30     5.35   -    6.28

Investments in the Federated
  Insurance Series
  Sub-Accounts:
    Federated Capital
      Income Fund II
        2005                         769     7.73  -     8.74       7,537           5.48     1.25   -    1.80     4.39   -    4.97
        2004                         955     7.40  -     8.32       9,163           4.42     1.25   -    1.80     7.96   -    8.56
        2003                       1,008     6.86  -     7.67       9,113           5.98     1.25   -    1.80    18.52   -   19.17
        2002                       1,107     5.78  -     6.43       8,710           5.48     1.25   -    1.80   -25.31   -  -24.89
        2001                       1,363     7.74  -     8.57      14,446           3.47     1.25   -    1.80   -15.27   -  -14.80
    Federated Fund for U.S.
      Government Securities II
        2005                       2,656    12.24  -    13.10      35,338           4.27     1.25   -    1.80     0.21   -    0.76
        2004                       3,350    12.22  -    13.01      44,723           4.61     1.25   -    1.80     1.76   -    2.32
        2003                       4,333    12.01  -    12.71      57,279           4.42     1.25   -    1.80     0.54   -    1.09
        2002                       6,221    11.94  -    12.57      82,676           3.11     1.25   -    1.80     7.10   -    7.69
        2001                       4,587    11.15  -    11.67      57,925           3.23     1.25   -    1.80     5.11   -    5.69
    Federated High Income
      Bond Fund II
        2005                       2,157    11.96  -    11.97      27,425           8.43     1.25   -    1.80     0.83   -    1.38
        2004                       2,572    11.80  -    11.87      32,896           7.10     1.25   -    1.80     8.49   -    9.09
        2003                       2,278    10.81  -    10.94      27,544           7.13     1.25   -    1.80    20.04   -   20.70
        2002                       1,595     8.96  -     9.11      17,044          11.73     1.25   -    1.80    -0.42   -    0.13
        2001                       1,971     8.95  -     9.15      20,918          13.16     1.25   -    1.80    -0.44   -    0.11

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Asset Manager
      2005                         1,285  $  9.93  -  $ 11.97  $   17,045           2.73%    1.25%  -    1.80%    2.19%  -    2.76%
      2004                         1,455     9.72  -    11.65      19,256           2.71     1.25   -    1.80     3.59   -    4.16
      2003                         1,378     9.38  -    11.19      18,163           3.49     1.25   -    1.80    15.87   -   16.51
      2002                         1,365     8.09  -     9.60      16,044           4.06     1.25   -    1.80   -10.36   -   -9.86
      2001                         1,495     9.03  -    10.65      20,287           4.19     1.25   -    1.80    -5.81   -   -5.29
    VIP Contrafund
      2005                         5,650    11.83  -    16.81      93,940           0.28     1.25   -    1.80    14.86   -   15.49
      2004                         5,563    10.30  -    14.55      82,371           0.32     1.25   -    1.80    13.42   -   14.04
      2003                         5,122     9.08  -    12.76      69,173           0.41     1.25   -    1.80    26.17   -   26.87
      2002                         4,103     7.19  -    10.06      47,439           0.84     1.25   -    1.80   -10.97   -  -10.48
      2001                         3,931     8.08  -    11.24      53,585           0.78     1.25   -    1.80   -13.82   -  -13.34
    VIP Equity-Income
      2005                         3,908    12.26  -    13.90      68,010           1.68     1.25   -    1.80     3.98   -    4.55
      2004                         4,609    11.79  -    13.29      78,276           1.54     1.25   -    1.80     9.54   -   10.14
      2003                         4,757    10.76  -    12.07      76,824           1.66     1.25   -    1.80    28.01   -   28.71
      2002                         4,571     8.41  -     9.38      60,366           1.84     1.25   -    1.80   -18.43   -  -17.98
      2001                         5,014    10.30  -    11.43      84,335           1.72     1.25   -    1.80    -6.66   -   -6.14
    VIP Growth
      2005                         3,680     6.41  -    10.90      43,527           0.51     1.25   -    1.80     3.92   -    4.49
      2004                         4,353     6.17  -    10.43      50,937           0.27     1.25   -    1.80     1.53   -    2.09
      2003                         4,209     6.08  -    10.22      53,360           0.26     1.25   -    1.80    30.48   -   31.20
      2002                         3,992     4.66  -     7.79      42,976           0.26     1.25   -    1.80   -31.35   -  -30.97
      2001                         4,540     6.79  -    11.28      76,095           0.08     1.25   -    1.80   -19.13   -  -18.68
    VIP Index 500
      2005                         6,386     8.41  -    11.58      67,773           1.81     1.25   -    1.80     2.96   -    3.53
      2004                         7,332     8.17  -    11.18      76,112           1.28     1.25   -    1.80     8.64   -    9.24
      2003                         7,054     7.52  -    10.24      68,654           1.32     1.25   -    1.80    26.12   -   26.81
      2002                         6,156     5.96  -     8.07      49,088           1.38     1.25   -    1.80   -23.64   -  -23.22
      2001                         6,554     7.80  -    10.51      68,656           1.12     1.25   -    1.80   -13.68   -  -13.20
    VIP Money Market
      2005                         3,979    10.43  -    11.60      46,171           3.05     1.25   -    1.80     1.20   -    1.76
      2004                         4,252    10.31  -    11.40      48,867           1.22     1.25   -    1.80    -0.60   -   -0.05
      2003                         5,698    10.37  -    11.41      66,354           1.02     1.25   -    1.80    -0.80   -   -0.26
      2002                         8,988    10.46  -    11.44     106,870           1.79     1.25   -    1.80    -0.12   -    0.43
      2001                         8,980    10.47  -    11.39     106,999           4.02     1.25   -    1.80     2.32   -    2.89

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
    (continued):
      VIP Overseas
        2005                       1,685  $  9.41  -  $ 13.53  $   22,304           0.61%    1.25%  -    1.80%   16.93%  -   17.57%
        2004                       1,686     8.04  -    11.50      19,549           1.06     1.25   -    1.80    11.61   -   12.22
        2003                       1,355     7.21  -    10.25      14,775           0.69     1.25   -    1.80    40.81   -   41.59
        2002                       1,098     5.12  -     7.24       9,230           0.75     1.25   -    1.80   -21.70   -  -21.27
        2001                       1,271     6.54  -     9.20      14,006           5.80     1.25   -    1.80   -22.58   -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
    Sub-Accounts:
      VIP Asset Manager
       (Service Class 2)
        2005                         476    10.24  -    10.46       4,954           1.93     1.35   -    2.45     1.25   -    2.38
        2004 (s)                     270    10.11  -    10.22       2,756           0.00     1.35   -    2.45     1.13   -    2.17
      VIP Contrafund
       (Service Class 2)
        2005                       1,984    12.87  -    13.11      25,877           0.06     1.35   -    2.30    13.97   -   15.08
        2004 (s)                     510    11.29  -    11.39       5,790           0.00     1.35   -    2.30    12.90   -   13.89
      VIP Equity-Income
       (Service Class 2)
        2005                       2,630    11.05  -    11.54      29,743           1.22     1.35   -    2.45     2.99   -    4.15
        2004                       1,791    10.73  -    11.08      19,558           0.82     1.35   -    2.45     7.30   -    9.73
        2003                         679     9.91  -    10.10       6,825           1.26     1.35   -    2.15    27.24   -   28.27
        2002                         416     7.79  -     7.87       3,264           0.27     1.35   -    2.15   -22.14   -  -18.27
        2001 (ad)                     16     9.61  -     9.63         153           0.00     1.35   -    1.95    -3.88   -   -3.66
      VIP Growth
       (Service Class 2)
        2005                       1,633    10.02  -    13.19      19,097           0.25     1.35   -    2.30     3.08   -    4.08
        2004                       1,309     9.72  -    12.68      15,221           0.07     1.35   -    2.30    -2.77   -    1.73
        2003 (ae)                    304    12.39  -    12.46       3,785           0.00     1.35   -    2.15    23.94   -   24.61
      VIP Index 500
       (Service Class 2)
        2005                       3,054    10.80  -    11.00      33,451           0.95     1.35   -    2.30     2.16   -    3.15
        2004 (s)                   1,158    10.57  -    10.67      12,331           0.00     1.35   -    2.30     5.75   -    6.68

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Investment Grade Bond
      (Service Class 2)
        2005                       3,930  $ 10.08  -  $ 10.27  $   42,498           3.12%    1.35%  -    2.30%  - 0.44%  -    0.52%
        2004                       2,930    10.13  -    11.73      32,485           3.09     1.35   -    2.30     1.26   -    2.78
        2003                       1,647    11.19  -    11.41      18,454           2.66     1.35   -    2.15     2.69   -    3.53
        2002                         698    10.90  -    11.02       7,601           0.59     1.35   -    2.15     8.61   -    8.98
        2001 (ad)                     35    10.12  -    10.15         356           0.00     1.35   -    1.95     1.24   -    1.47
    VIP Money Market
      (Service Class 2)
        2005                       3,564     9.89  -    10.10      35,844           2.86     1.35   -    2.45     0.27   -    1.39
        2004 (s)                   1,523     9.86  -     9.97      15,140           0.77     1.35   -    2.45    -1.36   -   -0.35
    VIP Overseas
      (Service Class 2)
        2005                       1,374    12.54  -    13.57      17,935           0.33     1.35   -    2.45    15.88   -   17.18
        2004                         677    10.82  -    11.58       7,703           0.48     1.35   -    2.45     8.20   -   11.78
        2003                         172    10.21  -    10.36       1,812           0.15     1.35   -    1.95    40.25   -   41.11
        2002                          30     7.28  -     7.34         222           0.07     1.35   -    1.95   -27.22   -  -21.53
        2001 (ad)                    < 1     9.34  -     9.35           3           0.00     1.35   -    1.60    -6.56   -   -6.47

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
    VIT CORE Small Cap Equity
        2005                         235    18.04  -    18.26       4,280           0.20     1.40   -    1.60     4.39   -    4.60
        2004                         335    17.28  -    17.46       5,828           0.20     1.40   -    1.60    14.48   -   14.71
        2003                         308    15.10  -    15.22       4,670           0.29     1.40   -    1.60    43.69   -   43.98
        2002                         187    10.51  -    10.57       1,969           0.30     1.40   -    1.60   -16.32   -  -16.15
        2001                         150    12.55  -    12.61       1,890           0.31     1.40   -    1.60     2.86   -    3.07
    VIT International Equity
        2005                         466    10.75  -    10.89       5,059           0.33     1.40   -    1.60    11.90   -   12.13
        2004                         435     9.61  -     9.71       4,204           1.13     1.40   -    1.60    11.68   -   11.91
        2003                         423     8.61  -     8.68       3,661           4.07     1.40   -    1.60    33.34   -   33.61
        2002                         370     6.45  -     6.49       2,395           1.13     1.40   -    1.60   -19.63   -  -19.47
        2001                         343     8.03  -     8.07       2,763           1.51     1.40   -    1.60   -23.50   -  -23.35

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the IAI
  Retirement Funds, Inc.
    Sub-Accounts:
      Balanced Portfolio
        2001 (af)                      -  $   N/A  -  $   N/A  $        -           4.67%    1.40%  -    1.40%     N/A%  -     N/A%
      Regional Portfolio
        2001 (af)                      -      N/A  -      N/A           -           1.46     1.40   -    1.40      N/A   -     N/A
      Reserve Portfolio
        2001 (af)                      -      N/A  -      N/A           -           0.09     1.40   -    1.40      N/A   -     N/A

Investments in the J.P. Morgan
  Series Trust II Sub-Account:
    Small Company
        2005                         344    14.54  -    14.72       5,036           0.00     1.40   -    1.60     1.78   -    1.98
        2004                         412    14.28  -    14.43       5,923           0.00     1.40   -    1.60    25.15   -   25.40
        2003                         350    11.41  -    11.51       4,022           0.00     1.40   -    1.60    33.82   -   34.09
        2002                         313     8.53  -     8.58       2,678           0.19     1.40   -    1.60   -22.90   -  -22.74
        2001                         207    11.06  -    11.11       2,292           0.04     1.40   -    1.60    -9.50   -   -9.32

Investments in the Janus
  Aspen Series
  Sub-Accounts:
    Balanced
        2005                       3,776    10.47  -    15.81      63,190           2.17     1.25   -    1.80     6.03   -    6.61
        2004                       4,454     9.88  -    14.82      71,733           2.18     1.25   -    1.80     6.59   -    7.18
        2003                       4,922     9.27  -    13.83      75,826           2.19     1.25   -    1.80    12.02   -   12.63
        2002                       5,211     8.27  -    12.28      75,388           2.43     1.25   -    1.80    -8.11   -   -7.61
        2001                       5,447     9.00  -    13.29      88,983           2.70     1.25   -    1.80    -6.38   -   -5.86
    Flexible Bond (c)
        2005                       1,632    12.77  -    13.62      23,311           5.35     1.25   -    1.80     0.19   -    0.74
        2004                       1,891    12.74  -    13.52      27,294           5.63     1.25   -    1.80     2.11   -    2.68
        2003                       2,081    12.48  -    13.17      29,735           5.03     1.25   -    1.80     4.50   -    5.07
        2002                       2,108    11.94  -    12.53      30,198           4.63     1.25   -    1.80     8.51   -    9.10
        2001                       1,580    11.01  -    11.49      21,444           5.71     1.25   -    1.80     5.80   -    6.39
    Forty Porfolio (d)
        2005                         540    12.53  -    12.68       6,835           0.21     1.35   -    2.05    10.54   -   11.33
        2004 (q) (t)                 506    11.34  -    11.39       5,759           0.47     1.35   -    2.05    13.39   -   13.93

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(af) For the period beginning January 1, 2001 and ended March 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
    Large Cap Growth (e)
      2005                         2,815  $  6.04  -  $ 10.61  $   34,630           0.31%    1.25%  -    1.80%    2.43%  -    3.00%
      2004                         3,471     5.90  -    10.31      42,700           0.13     1.25   -    1.80     2.65   -    3.22
      2003                         4,186     5.75  -     9.98      52,040           0.09     1.25   -    1.80    29.38   -   30.10
      2002                         4,763     4.44  -     7.67      47,543           0.00     1.25   -    1.80   -27.82   -  -27.42
      2001                         6,103     6.15  -    10.57      87,101           0.07     1.25   -    1.80   -26.09   -  -25.68
    Mid Cap Growth
      2005                         2,132     4.86  -    13.81      29,155           0.00     1.25   -    1.80    10.31   -   10.92
      2004                         2,547     4.41  -    12.45      33,097           0.00     1.25   -    1.80    18.59   -   19.25
      2003                         2,551     3.71  -    10.44      29,458           0.00     1.25   -    1.80    32.69   -   33.43
      2002                         2,706     2.80  -     7.83      25,069           0.00     1.25   -    1.80   -29.22   -  -28.83
      2001                         3,417     3.96  -    11.00      47,214           0.00     1.25   -    1.80   -40.54   -  -40.21
    Worldwide Growth
      2005                         3,021     5.95  -    10.79      39,276           1.27     1.25   -    1.80     3.98   -    4.55
      2004                         3,764     5.72  -    10.32      48,443           0.94     1.25   -    1.80     2.91   -    3.48
      2003                         4,528     5.56  -     9.97      58,867           1.05     1.25   -    1.80    21.78   -   22.45
      2002                         5,370     4.56  -     8.14      60,043           0.84     1.25   -    1.80   -26.83   -  -26.43
      2001                         6,817     6.24  -    11.07     107,028           0.44     1.25   -    1.80   -23.83   -  -23.41

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    Balanced (Service Shares)
      2005                           701    11.08  -    11.28       7,877           2.46     1.35   -    2.30     5.19   -    6.21
      2004 (s)                       266    10.53  -    10.62       2,824           3.14     1.35   -    2.30     5.32   -    6.25
    Foreign Stock
     (Service Shares)
      2005                           905    11.64  -    12.53      11,289           0.87     1.25   -    2.30     3.80   -    4.92
      2004                           775    11.22  -    11.94       9,329           0.32     1.25   -    2.30    12.18   -   16.75
      2003                           365    10.23  -    11.82       3,877           0.56     1.25   -    2.05    30.66   -   31.73
      2002                           309     7.76  -     9.05       2,448           0.66     1.25   -    2.05   -22.38   -   -9.54
      2001 (ad)                        1    10.68  -    10.69           8           0.11     1.35   -    1.60     6.79   -    6.89

(e)  Previously known as Growth
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
    Forty Portfolio
      (Service Shares) (f)
        2005                         294  $ 12.53  -  $ 12.76  $    3,728           0.01%    1.35%  -    2.30%    9.98%  -   11.04%
        2004 (s)                      80    11.39  -    11.49         920           0.05     1.35   -    2.30    13.90   -   14.91
    Mid Cap Value
      (Service Shares)
        2005                       1,278    12.04  -    12.27      15,611           5.90     1.35   -    2.30     7.48   -    8.52
        2004 (s)                     339    11.20  -    11.30       3,825           0.90     1.35   -    2.30    12.04   -   13.03
    Risk-Managed Core
      (Service Shares)
        2005                         428    12.18  -    12.41       5,282           9.13     1.35   -    2.30     8.37   -    9.42
        2004 (s)                     140    11.24  -    11.34       1,582           0.52     1.35   -    2.30    12.39   -   13.39
    Small Company Value
      (Service Shares)
        2005 (g)                     189    10.91  -    10.97       2,067           0.00     1.35   -    2.20     9.10   -    9.74
    Worldwide Growth
      (Service Shares)
        2005                         295     8.97  -     9.25       2,852           1.17     1.35   -    2.05     3.41   -    4.15
        2004                         305     8.67  -     8.88       2,827           0.94     1.35   -    2.05     2.38   -    3.12
        2003                         296     8.47  -     8.61       2,626           0.81     1.35   -    2.05    21.15   -   22.01
        2002                         220     6.99  -     7.06       1,572           0.86     1.35   -    2.05   -30.09   -  -26.71
        2001 (ad)                     35     9.62  -     9.63         334           0.12     1.35   -    1.80    -3.83   -   -3.66

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
    Emering Markets
        2005                         465    25.22  -    26.02      10,945           0.31     1.35   -    2.05    37.90   -   38.88
        2004                         347    18.29  -    18.74       5,879           0.64     1.35   -    2.05    27.91   -   28.83
        2003                         234    14.30  -    14.54       3,075           0.04     1.35   -    2.05    49.81   -   50.88
        2002                         143     9.55  -     9.64       1,237           0.74     1.35   -    2.05    -4.55   -   -3.61
        2001                          85     8.81  -     9.91         744           0.53     1.40   -    1.75    -6.40   -   -0.95

(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts (continued):
    International Equity
      2005                           221  $ 10.23  -  $ 10.36  $    2,281           0.90%    1.40%  -    1.60%    8.90%  -    9.11%
      2004                           234     9.40  -     9.49       2,213           0.52     1.40   -    1.60    13.16   -   13.38
      2003                           231     8.30  -     8.37       1,931           0.28     1.40   -    1.60    26.49   -   26.74
      2002                           236     6.57  -     6.61       1,557           0.09     1.40   -    1.60   -12.13   -  -11.95
      2001                           190     7.47  -     7.50       1,424           0.00     1.40   -    1.60   -25.28   -  -25.13

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Aggressive Growth
      2004 (u)                         -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003                           246     8.54  -     8.69       2,279           0.00     1.35   -    2.05    35.85   -   36.82
      2002                            75     6.29  -     6.35         491           0.00     1.35   -    2.05   -37.14   -  -32.52
      2001 (ad)                       20     9.40  -     9.41         188           0.00     1.35   -    1.60    -6.02   -   -5.93
    LSA Balanced
      2004 (v)                         -      N/A  -      N/A           -           0.28     1.25   -    2.15      N/A   -     N/A
      2003                         1,931     9.71  -    11.07      21,256           1.50     1.25   -    2.15    26.45   -   27.62
      2002                         1,062     7.68  -     8.68       9,209           1.09     1.25   -    2.15   -23.19   -  -13.22
      2001                           438     9.62  -     9.64       4,882           2.52     1.35   -    1.95    -3.85   -   -3.62
    LSA Basic Value
      2004 (r)                         -      N/A  -      N/A           -           0.00     1.25   -    2.05      N/A   -     N/A
      2003                         1,789     9.60  -    10.07      17,755           0.00     1.25   -    2.05    30.69   -   31.77
      2002                           707     7.34  -     7.65       5,296           0.00     1.25   -    2.05   -23.55   -  -23.31
      2001 (ad)                       44     9.58  -     9.60         421           0.02     1.35   -    2.05    -4.24   -   -3.99
    LSA Blue Chip
      2004 (w)                         -      N/A  -      N/A           -           0.00     1.35   -    2.15      N/A   -     N/A
      2003                         1,055     8.61  -     8.78       9,686           0.03     1.35   -    2.15   -13.92   -   23.55
      2002                           373     7.04  -     7.10       2,687           0.00     1.35   -    1.95   -27.64   -  -27.19
      2001 (ad)                       21     9.73  -     9.76         205           0.00     1.35   -    1.95    -2.66   -   -2.44

(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Capital Appreciation
      2004 (t)                         -  $   N/A  -  $   N/A  $        -           0.00%    1.35%  -    2.05%     N/A%   -    N/A%
      2003                           423     8.92  -     9.08       4,000           0.00     1.35   -    2.05    27.67   -   28.58
      2002                           153     6.99  -     7.06       1,095           0.00     1.35   -    2.05   -30.10   -  -29.62
      2001 (ad)                        9    10.01  -    10.03          89           0.00     1.35   -    1.80     0.13   -    0.31
    LSA Capital Growth
      2004 (x)                         -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003                           799     8.66  -     8.81       6,820           0.23     1.35   -    2.05   -13.42   -   21.87
      2002                           657     7.16  -     7.23       4,599           0.04     1.35   -    1.95   -28.35   -  -25.39
      2001                           419     9.67  -     9.68       3,909           0.00     1.35   -    1.80    -3.32   -   -3.15
    LSA Disciplined Equity
      2003 (ag)                        -     7.29  -     7.38           -           0.46     1.35   -    2.05     4.04   -    4.28
      2002                           653     7.00  -     7.07       4,357           0.58     1.35   -    2.05   -26.79   -  -26.27
      2001                           325     9.57  -     9.59       2,851           0.28     1.35   -    2.05    -4.33   -   -4.07
    LSA Diversified Mid Cap
      2004 (y)                         -      N/A  -      N/A           -           0.02     1.25   -    2.15      N/A   -     N/A
      2003                           858    10.22  -    10.23       8,814           0.10     1.25   -    2.15     2.32   -   31.15
      2002                           354     7.79  -     7.88       2,797           0.17     1.25   -    2.05   -22.09   -  -21.15
      2001 (ad)                       24     9.97  -    10.00         237           0.13     1.35   -    1.95    -0.27   -   -0.05
    LSA Emerging Growth Equity
      2004 (z)                         -      N/A  -      N/A           -           0.00     1.25   -    2.05      N/A   -     N/A
      2003                         1,119     8.22  -     9.97      10,369           0.00     1.25   -    2.05   -17.79   -   45.11
      2002                           323     5.72  -     6.87       1,848           0.00     1.25   -    1.95   -42.80   -  -31.32
      2001                           246     9.71  -    10.06       2,394           0.03     1.35   -    1.60   -19.15   -    0.63
    LSA Equity Growth
      2004 (aa)                        -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003 (ag)                    1,277     8.26  -     8.41      10,035           0.00     1.35   -    2.05   -17.36   -   21.81
      2002                           394     6.84  -     6.90       2,512           0.00     1.35   -    1.95   -31.57   -  -30.76
      2001                           336     9.95  -     9.97       3,042           0.07     1.35   -    1.80    -0.50   -   -0.33

(t)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ad) For the period beginning August 1, 2001 and ended December 31, 2001
(ag) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Mid Cap Value
      2004 (ab)                        -  $   N/A  -  $   N/A  $        -           0.08%    1.25%  -    2.05%     N/A%  -     N/A%
      2003                         1,161    11.66  -    13.19      14,067           0.11     1.25   -    2.05    36.92   -   38.04
      2002                           605     8.45  -     9.64       5,354           0.40     1.25   -    2.05   -15.54   -   -3.64
      2001 (ad)                       12    10.64  -    10.66         124           0.69     1.35   -    1.80     6.45   -    6.63
    LSA Value Equity
      2004 (ac)                        -      N/A  -      N/A           -           0.49     1.25   -    2.15      N/A   -     N/A
      2003                         1,139     9.33  -    10.20      12,431           1.71     1.25   -    2.15    -6.74   -   28.82
      2002                           746     7.32  -     7.92       6,520           0.00     1.25   -    2.05   -23.77   -  -20.80
      2001                           373     9.60  -     9.62       4,369           0.65     1.35   -    2.05    -4.02   -   -3.77

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Emerging Growth
      2005                           843     5.27  -    10.82       7,070           0.00     1.25   -    1.80     7.25   -    7.84
      2004                           903     4.92  -    10.03       7,161           0.00     1.25   -    1.80    10.94   -   11.56
      2003                           902     4.43  -     9.00       6,686           0.00     1.25   -    1.80    27.91   -   28.61
      2002                           742     3.46  -     6.99       4,611           0.00     1.25   -    1.80   -34.94   -  -34.58
      2001                           852     5.33  -    10.69       8,401           0.00     1.25   -    1.80   -34.68   -  -34.32
    MFS Investors Trust
      2005                           639     8.72  -    10.60       6,365           0.55     1.25   -    1.80     5.40   -    5.98
      2004                           712     8.28  -    10.00       6,741           0.62     1.25   -    1.80     9.37   -    9.97
      2003                           756     7.57  -     9.09       6,566           0.61     1.25   -    1.80    19.97   -   20.63
      2002                           669     6.31  -     7.54       4,924           0.56     1.25   -    1.80   -22.38   -  -21.95
      2001                           672     8.13  -     9.66       6,416           0.47     1.25   -    1.80   -17.46   -  -17.00
    MFS New Discovery
      2005                         1,108     7.98  -    17.21      12,174           0.00     1.25   -    1.80     3.37   -    3.94
      2004                         1,275     7.71  -    16.56      13,851           0.00     1.25   -    1.80     4.62   -    5.20
      2003                         1,127     7.37  -    15.74      12,453           0.00     1.25   -    1.80    31.33   -   32.06
      2002                           700     5.61  -    11.92       6,737           0.00     1.25   -    1.80   -32.85   -  -32.48
      2001                           573     8.36  -    17.65       8,863           0.00     1.25   -    1.80    -6.73   -   -6.22

(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ac) On April 30, 2004, LSA Value Equity merged into Investors
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS Research
      2005                           381  $  7.50  -  $ 11.09  $    3,910           0.51%    1.25%  -    1.80%    5.88%  -    6.46%
      2004                           481     7.09  -    10.41       4,716           1.04     1.25   -    1.80    13.78   -   14.41
      2003                           497     6.23  -     9.10       4,296           0.64     1.25   -    1.80    22.48   -   23.16
      2002                           504     5.08  -     7.39       3,590           0.27     1.25   -    1.80   -25.89   -  -25.48
      2001                           536     6.86  -     9.92       5,177           0.01     1.25   -    1.80   -22.67   -  -22.24
    MFS Total Return
      2005                         2,595    12.96  -    14.71      36,627           1.98     1.25   -    1.80     0.99   -    1.55
      2004                         2,556    12.83  -    14.49      35,647           1.64     1.25   -    1.80     9.34   -    9.94
      2003                         2,207    11.74  -    13.18      28,160           1.45     1.25   -    1.80    14.25   -   14.88
      2002                         1,475    10.27  -    11.47      16,502           1.88     1.25   -    1.80    -6.86   -   -6.35
      2001                         1,004    11.03  -    12.25      12,169           1.99     1.25   -    1.80    -1.55   -   -1.01

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS High Income
     (Service Class)
      2005                           818    10.53  -    10.72       8,733           6.45     1.35   -    2.30    -0.29   -    0.68
      2004 (s)                       431    10.56  -    10.65       4,584           0.73     1.35   -    2.30     5.58   -    6.52
    MFS Investor Growth Stock
     (Service Class)
      2005                           806    10.57  -    10.77       8,636           0.03     1.35   -    2.30     1.84   -    2.82
      2004 (s)                        68    10.38  -    10.47         715           0.00     1.35   -    2.30     3.79   -    4.71
    MFS Investors Trust
     (Service Class)
      2005                           205    11.20  -    11.41       2,323           0.27     1.35   -    2.30     5.58   -   12.05
      2004 (s)                        88    10.72  -    10.81         953           0.04     1.35   -    2.25     7.20   -    8.10
    MFS New Discovery
     (Service Class)
      2005                           758     9.95  -    10.12       7,756           0.00     1.35   -    2.30     2.62   -    3.62
      2004                           754     9.60  -     9.86       7,434           0.00     1.35   -    2.30    -1.43   -    4.78
      2003                           439     8.99  -     9.17       4,138           0.00     1.35   -    2.15   -10.10   -   31.63
      2002                           226     6.90  -     6.96       1,593           0.00     1.35   -    2.05   -32.72   -  -31.05
      2001 (ad)                       19    10.33  -    10.35         197           0.00     1.35   -    1.80     3.33   -    3.50

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense                Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**              Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
    MFS Total Return
      (Service Class)
        2005                       1,545  $ 10.68  -  $ 10.91  $   16,782           1.65%    1.35%  -    2.45%    0.09%  -    1.22%
        2004 (s)                     667    10.67  -    10.78       7,176           0.09     1.35   -    2.45     6.74   -    7.83
    MFS Utilities
      (Service Class)
        2005                         499    12.95  -    13.42       7,601           0.47     1.35   -    2.15    14.07   -   15.00
        2004                         360    11.36  -    11.67       4,785           1.23     1.35   -    2.15    27.06   -   28.09
        2003                         238     8.94  -     9.11       2,389           1.69     1.35   -    2.15   -10.63   -   33.74
        2002                         108     6.75  -     6.81         766           0.92     1.35   -    2.05   -32.53   -  -23.94
        2001 (ad)                     48     8.94  -     8.96         428           0.00     1.35   -    1.95   -10.63   -  -10.42
    MFS Value
      (Service Class)
        2005                         443    11.52  -    11.74       5,181           0.56     1.35   -    2.30     4.03   -    5.03
        2004 (s)                     154    11.08  -    11.17       1,715           0.04     1.35   -    2.30    10.77   -   11.75

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
      Growth (SC)
        2005 (g)                     107    11.65  -    11.72       1,248           0.00     1.35   -    2.20    16.55   -   17.23
    Oppenheimer Global
      Securities (SC)
        2005                       1,139    12.58  -    12.82      14,534           0.64     1.35   -    2.30    11.44   -   12.52
        2004 (s)                     525    11.29  -    11.39       5,968           0.00     1.35   -    2.30    12.91   -   13.90
    Oppenheimer Main
      Street Small Cap
       Growth (SC)
        2005                       3,660    12.03  -    14.26      49,090           0.00     1.25   -    2.30     7.20   -    8.36
        2004                       2,781    11.22  -    13.16      35,809           0.00     1.25   -    2.30    12.24   -   17.70
        2003                       1,509    11.18  -    11.96      17,137           0.00     1.25   -    2.05    41.29   -   42.45
        2002                         544     7.85  -     8.46       4,398           0.00     1.25   -    2.05   -21.53   -  -15.38
        2001 (ad)                      9    10.28  -    10.30          94           0.00     1.25   -    1.95     2.80   -    3.03

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer
      International Growth
        2005                         249  $ 12.31  -  $ 12.76  $    3,215           0.65%    1.35%  -    2.15%   12.49%  -   13.40%
        2004                         216    10.95  -    11.25       2,457           1.29     1.35   -    2.15    14.63   -   15.57
        2003                         164     9.55  -     9.74       1,613           0.70     1.35   -    2.15    -4.51   -   43.57
        2002                          73     6.71  -     6.78         500           0.27     1.35   -    2.05   -32.85   -  -25.53
        2001 (ad)                      2     9.09  -     9.11          21           0.00     1.35   -    1.80    -9.10   -   -8.94

Investments in the PIMCO
  Advisors Variable Insurance
    Trust Sub-Accounts:
      NFJ Small Cap Value
        2005 (h)                       -       NA  -       NA           -           1.82     0.00   -    0.00       NA   -      NA
        2004 (s)                     214    11.79  -    11.89       2,543           1.84     1.35   -    2.30    17.88   -   18.92
      OpCap Balanced
        2005                       2,523    10.78  -    10.97      27,559           0.30     1.25   -    2.30     0.38   -    1.47
        2004 (q) (v)               2,654    10.74  -    10.81      28,646           0.00     1.25   -    2.30     7.35   -    8.12
      OpCap Equity
        2005                         594    11.93  -    12.08       7,152           0.41     1.40   -    1.60     5.35   -    5.56
        2004                         581    11.33  -    11.45       6,631           0.86     1.40   -    1.60    10.15   -   10.37
        2003                         454    10.28  -    10.37       4,694           1.03     1.40   -    1.60    26.53   -   26.79
        2002                         311     8.13  -     8.18       2,538           0.70     1.40   -    1.60   -22.66   -  -22.51
        2001                         208    10.51  -    10.56       2,193           0.49     1.40   -    1.60    -8.50   -   -8.32
      OpCap Renaissance (i)
        2005                         588    10.38  -    10.58       6,197           0.00     1.35   -    2.30    -6.72   -   -5.81
        2004 (s)                     374    11.13  -    11.23       4,189           0.00     1.35   -    2.30    11.30   -   12.29
      OpCap Small Cap
        2005                       1,436    11.67  -    12.16      20,259           0.00     1.25   -    2.15    -1.18   -   21.64
        2004                       1,677    11.81  -    12.47      23,929           0.04     1.25   -    2.05    15.47   -   16.42
        2003                       1,326    10.14  -    10.80      16,306           0.03     1.25   -    2.05    39.73   -   40.88
        2002                         522     7.20  -     7.73       4,951           0.04     1.25   -    2.05   -28.00   -  -22.74
        2001                         123    10.08  -    10.09       1,961           0.54     1.35   -    1.80     0.76   -    0.93

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Advisors Variable Insurance
   Trust Sub-Accounts
   (continued):
    PEA Science and
     Technology
      2005 (h)                         -  $    NA  -  $    NA  $        -           0.00%    0.00%  -    0.00%      NA%   -      NA%
      2004                         2,306     8.75  -    10.77      11,123           0.00     1.25   -    2.30   -12.45   -   -6.28
      2003                         2,464     7.54  -    11.49      14,360           0.00     1.25   -    2.15   -24.64   -   61.31
      2002                           296     4.73  -     7.13         793           0.00     1.25   -    1.95   -52.72   -  -28.74
      2001 (ah)                       77     9.57  -     9.59         297           0.00     1.35   -    1.80    -4.30   -   -4.14

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
      2005                         2,410    10.57  -    11.55      27,569           2.39     1.25   -    2.30     2.74   -    3.85
      2004                         1,669    10.29  -    11.12      18,967           1.95     1.25   -    2.30     2.91   -    4.25
      2003                         1,300    10.67  -    10.72      14,430           2.87     1.25   -    2.05     0.16   -    0.99
      2002                           368    10.56  -    10.70       4,133           2.88     1.25   -    2.05     5.65   -    7.01
      2001                            56    10.11  -    10.12         650           4.02     1.35   -    1.80     1.07   -    1.24
    Money Market
      2005                         3,774     9.91  -    10.10      38,894           2.76     1.35   -    2.30     0.41   -    1.38
      2004                         3,041     9.87  -     9.94      31,127           0.94     1.35   -    2.30    -1.28   -   -0.48
      2003                         2,561     9.79  -     9.98      26,639           0.77     1.35   -    2.15    -2.08   -   -0.64
      2002                         2,446     9.95  -    10.05      25,842           1.50     1.35   -    2.05    -0.67   -    0.04
      2001                         1,196    10.02  -    10.04      12,856           2.58     1.35   -    2.05     0.17   -    0.44
    PIMCO Real Return
      2005                         2,613    10.48  -    11.34      27,900           2.79     1.35   -    2.30    -0.26   -    0.71
      2004                         1,139    10.50  -    11.26      12,188           0.87     1.35   -    2.30     5.03   -    7.44
      2003 (ae)                      121    10.42  -    10.48       1,262           0.36     1.35   -    2.15     4.25   -    4.82
    PIMCO Total Return
      2005                         9,045    10.17  -    11.48     105,600           3.42     1.25   -    2.45    -0.06   -    1.17
      2004                         8,227    10.18  -    11.34      97,339           1.90     1.25   -    2.45     1.78   -    3.58
      2003                         6,667    10.95  -    11.10      77,950           2.94     1.25   -    2.15     2.78   -    3.73
      2002                         3,913    10.56  -    10.80      44,468           3.18     1.25   -    2.15     5.57   -    7.97
      2001                           553    10.12  -    10.15       6,425           4.14     1.35   -    1.95     1.23   -    1.46

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts (continued):
    StocksPLUS Growth
     and Income
      2005                           773  $ 10.11  -  $ 10.24  $    7,878           2.29%    1.40%  -    1.60%    1.85%  -    2.05%
      2004                           818     9.93  -    10.03       8,166           1.77     1.40   -    1.60     9.05   -    9.27
      2003                           763     9.10  -     9.18       6,981           2.16     1.40   -    1.60    28.31   -   28.57
      2002                           498     7.09  -     7.14       3,544           3.05     1.40   -    1.60   -21.48   -  -21.32
      2001                           284     9.03  -     9.07       2,569           4.00     1.40   -    1.60   -12.85   -  -12.68

Investment in the Putnam
  Variable Trust Sub-Accounts:
    VT High Yield
      2005                           720    13.00  -    13.41       9,526           7.92     1.35   -    2.05     0.99   -    1.71
      2004                           788    12.87  -    13.18      10,274           7.86     1.35   -    2.05     8.28   -    9.05
      2003                           542    11.89  -    12.09       6,502           6.23     1.35   -    2.05    23.95   -   24.83
      2002                           171     9.59  -     9.68       1,649           4.50     1.35   -    2.05    -4.11   -   -2.07
      2001                            13     9.87  -     9.89         127           0.00     1.35   -    1.95    -1.35   -   -1.12
    VT International Growth
     and Income
      2005                           551    14.23  -    15.03       8,170           0.84     1.25   -    2.05    11.77   -   12.69
      2004                           464    12.73  -    13.33       6,120           1.11     1.25   -    2.05    18.50   -   19.48
      2003                           359    10.74  -    11.16       3,957           1.09     1.25   -    2.05    35.02   -   36.14
      2002                           169     7.96  -     8.20       1,374           0.04     1.25   -    2.05   -20.44   -  -18.02
      2001                             3     9.44  -     9.44          27           0.00     1.35   -    1.60    -5.65   -   -5.56

Investment in the Rydex
  Variable Trust Sub-Accounts:
    Rydex OTC
      2005                           419     8.81  -     9.13       2,766           0.00     1.35   -    2.15    -1.06   -   -0.25
      2004                           524     8.90  -     9.15       3,473           0.00     1.35   -    2.15     7.00   -    7.87
      2003                           529     8.32  -     8.48       3,121           0.00     1.35   -    2.15   -16.79   -   43.46
      2002                           236     5.86  -     5.91       1,008           0.00     1.35   -    1.95   -40.05   -  -39.68
      2001 (ah)                       29     9.78  -     9.80         200           0.00     1.35   -    1.95    -2.19   -   -1.97
    Rydex Sector Rotation
      2005                           199    11.67  -    15.28       2,426           0.00     1.35   -    2.30    11.10   -   12.18
      2004                            61    10.51  -    10.60         682           0.00     1.35   -    2.30     5.06   -    5.99
      2003 (ae)                        8    12.41  -    12.47          99           0.00     1.35   -    2.05    24.12   -   24.71

(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap (j)
      2005                           863  $ 10.39  -  $ 10.77  $   11,681           0.83%    1.35%  -    2.15%    1.82%  -    2.65%
      2004                           930    10.21  -    10.49      12,327           0.56     1.35   -    2.15     5.98   -    6.85
      2003                           861     9.63  -     9.82      10,749           0.27     1.35   -    2.15    -3.69   -   37.16
      2002                           673     7.09  -     7.16       6,170           0.54     1.35   -    2.05   -29.11   -  -26.07
      2001                           387     9.67  -     9.68       5,207           0.89     1.35   -    1.80    -3.33   -   -3.16
    Investors
      2005                         1,250    11.35  -    11.53      14,351           1.14     1.25   -    2.15     4.24   -    5.22
      2004 (q) (ac)                1,376    10.89  -    10.95      15,049           2.81     1.25   -    2.15     8.87   -    9.54

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. (Class II)
   Sub-Accounts:
    All Cap (Class II)
      2005                           156    10.37  -    10.56       1,642           0.79     1.35   -    2.30     1.34   -    2.32
      2004 (s)                        82    10.23  -    10.32         845           0.34     1.35   -    2.30     2.34   -    3.24
    High Yield (Class II)
      2005                         1,814    10.90  -    11.10      20,052           8.28     1.35   -    2.30     1.17   -    2.15
      2004 (s)                       656    10.78  -    10.87       7,115          11.18     1.35   -    2.30     7.76   -    8.71
    Variable Investors
     (ClassII)
      2005                           209    10.69  -    10.89       2,269           0.85     1.35   -    2.30     3.51   -    4.51
      2004 (s)                       106    10.33  -    10.42       1,107           1.72     1.35   -    2.30     3.30   -    4.21

Investments in the Scudder
 Variable Insurance Trust
 (Class B) Sub-Accounts:
   EAFE Equity Index
    (Class B)
      2005 (k)                         -       NA  -       NA           -           4.31     0.00   -    0.00       NA   -      NA
      2004                            22    15.25  -    15.43         342           2.98     1.35   -    2.05    17.18   -   52.51
      2003 (ae)                        3    13.13  -    13.17          38           0.00     1.35   -    1.80    31.30   -   31.70

(j)  Previously known as Variable All Cap
(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ac) On April 30, 2004, LSA Value Equity merged into Investors
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Insurance Trust
  (Class B) Sub-Accounts
  (continued):
    Equity 500 Index
     (Class B)
      2005                           281  $ 13.33  -  $ 13.59  $    3,799           1.36%    1.35%  -    2.05%    2.28%  -    3.01%
      2004                           272    13.03  -    13.19       3,580           0.98     1.35   -    2.05     8.06   -    8.83
      2003 (ae)                      110    12.06  -    12.12       1,333           0.00     1.35   -    2.05    20.61   -   21.19
    Small Cap Index
     (Class B)
      2005                            81    16.18  -    16.49       1,333           0.44     1.35   -    2.05     2.59   -    1.87
      2004                            79    15.88  -    16.07       1,264           0.22     1.35   -    2.05    15.89   -   58.81
      2003 (ae)                       54    13.81  -    13.87         753           0.00     1.35   -    1.95    38.11   -   38.67

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    Balanced
      2005 (l)                         -       NA  -       NA           -           5.71     0.00   -    0.00       NA   -      NA
      2004                         1,454     8.99  -    11.59      19,407           1.77     1.25   -    1.80     4.58   -    5.16
      2003                         1,499     8.60  -    11.02      19,804           2.33     1.25   -    1.80    15.83   -   16.47
      2002                         1,493     7.42  -     9.47      17,979           2.87     1.25   -    1.80   -16.59   -  -16.13
      2001                         1,762     8.90  -    11.29      25,601           2.51     1.25   -    1.80    -7.75   -   -7.23
    Bond
      2005                         1,327    12.54  -    13.22      17,730           3.74     1.25   -    1.80     0.78   -    1.33
      2004                         1,509    12.45  -    13.05      20,076           4.13     1.25   -    1.80     3.50   -    4.07
      2003                         1,611    12.03  -    12.54      20,921           4.34     1.25   -    1.80     3.19   -    3.76
      2002                         1,612    11.65  -    12.08      20,534           5.64     1.25   -    1.80     5.74   -    6.32
      2001                         1,559    11.02  -    11.36      18,845           3.09     1.25   -    1.80     3.85   -    4.42
    Global Discovery
      2005                           909    10.94  -    20.36      14,079           0.55     1.25   -    1.80    16.09   -   16.72
      2004                           736     9.43  -    17.44      10,063           0.24     1.25   -    1.80    21.15   -   21.81
      2003                           641     7.78  -    14.32       7,673           0.06     1.25   -    1.80    46.43   -   47.24
      2002                           369     5.31  -     9.72       3,268           0.00     1.25   -    1.80   -21.32   -  -20.88
      2001                           298     6.75  -    12.29       3,484           0.00     1.25   -    1.80   -25.95   -  -25.54

(l)  On April 29, 2005, Balanced merged into Total Return
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    Growth and Income
      2005                           366  $  8.85  -  $ 10.11  $    3,539           1.28%    1.25%  -    1.80%    4.18%  -    4.75%
      2004                           426     8.49  -     9.65       3,943           0.81     1.25   -    1.80     8.20   -    8.79
      2003                           449     7.85  -     8.87       3,859           0.93     1.25   -    1.80    24.48   -   25.17
      2002                           388     6.31  -     7.09       2,704           1.03     1.25   -    1.80   -24.50   -  -24.08
      2001                           368     8.35  -     9.34       3,398           1.13     1.25   -    1.80   -12.89   -  -12.41
    International
      2005                           490     7.77  -    11.23       4,671           1.61     1.25   -    1.80    14.10   -   14.73
      2004                           480     6.81  -     9.79       4,039           1.27     1.25   -    1.80    14.45   -   15.08
      2003                           459     5.95  -     8.51       3,444           1.01     1.25   -    1.80    25.47   -   26.17
      2002                           296     4.74  -     6.74       1,895           0.70     1.25   -    1.80   -19.82   -  -19.38
      2001                           447     5.91  -     8.36       3,673           0.47     1.25   -    1.80   -32.10   -  -31.72

Investments in the Scudder
 Variable Series II
  Sub-Account:
   Total Return
     2005 (g) (l)                  1,517    10.56  -    10.60      16,065           0.00     1.25   -    1.80     5.62   -    6.02

Investments in the STI Classic
  Variable Trust Sub-Accounts:
    STI Capital Appreciation
      2005                           234     8.16  -     8.93       2,004           0.14     1.25   -    1.80    -2.66   -   -2.13
      2004                           259     8.38  -     9.12       2,277           0.20     1.25   -    1.80     4.85   -    5.43
      2003                           223     7.99  -     8.65       1,871           0.00     1.25   -    1.80    16.34   -   16.98
      2002                           168     6.87  -     7.40       1,219           0.00     1.25   -    1.80   -23.28   -  -22.86
      2001                            79     8.95  -     9.59         751           0.01     1.25   -    1.80    -7.04   -   -6.53
    STI International Equity
      2005                             9    10.53  -    11.72         101           2.43     1.25   -    1.80    10.95   -   11.56
      2004                             9     9.49  -    10.51          92           1.54     1.25   -    1.80    17.22   -   17.86
      2003                            10     8.09  -     8.91          91           0.38     1.25   -    1.80    34.87   -   35.61
      2002                            34     6.00  -     6.57         226           0.00     1.25   -    1.80   -20.04   -  -19.60
      2001                           128     7.50  -     8.18       1,041           0.00     1.25   -    1.80   -24.95   -  -18.44

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI Classic
  Variable Trust
  Sub-Accounts (continued):
    STI Large Cap
      Value Equity (m)
        2005                         313  $ 10.70  -  $ 12.92  $    3,562           1.44%    1.25%  -    1.80%    1.90%  -    2.46%
        2004                         533    10.44  -    12.68       5,826           1.38     1.25   -    1.80    13.24   -   13.86
        2003                         192     9.17  -    11.20       1,857           1.30     1.25   -    1.80    20.92   -   21.59
        2002                         241     7.54  -     9.26       1,864           1.07     1.25   -    1.80   -18.47   -  -18.02
        2001                         372     9.20  -    11.36       3,456           2.31     1.25   -    1.80    -2.91   -   -2.37

Investments in the Strong
  Opportunity Fund II, Inc.
    Sub-Account:
      Opportunity Fund II
        2005 (n)                       -      N/A  -      N/A           -           0.00     1.25   -    1.80      N/A   -     N/A
        2004                       1,535    10.78  -    16.65      21,042           0.00     1.25   -    1.80    16.11   -   16.75
        2003                       1,351     9.28  -    14.26      16,545           0.08     1.25   -    1.80    34.57   -   35.31
        2002                       1,225     6.90  -    10.54      11,660           0.48     1.25   -    1.80   -28.13   -  -27.73
        2001                         864     9.60  -    14.59      11,873           0.49     1.25   -    1.80    -5.43   -   -4.91

Investments in the Strong
  Variable Insurance Funds, Inc.
    Sub-Accounts:
      Discovery Fund II
        2002 (ai)                      -      N/A  -      N/A           -           0.00     1.25   -    1.80      N/A   -     N/A
        2001                         107     9.46  -    12.14       1,269           1.11     1.25   -    1.80     2.21   -    2.78
      Mid Cap Growth Fund II
        2005 (o)                       -      N/A         N/A           -              -     1.25        1.80      N/A         N/A
        2004                       1,095     5.18  -    11.84       9,446           0.00     1.25   -    1.80    17.03   -   17.68
        2003                         966     4.43  -    10.06       7,403           0.00     1.25   -    1.80    31.82   -   32.55
        2002                         723     3.36  -     7.59       4,578           0.00     1.25   -    1.80   -38.66   -  -38.32
        2001                         760     5.47  -    12.31       8,300           0.00     1.25   -    1.80   -32.02   -  -31.64

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ai) For the period beginning January 1, 2002 and ended May 16, 2002

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
    T. Rowe Price Equity
      Income
        2005                       2,832  $ 13.91  -  $ 15.31  $   41,729           1.58%    1.25%  -    1.80%    2.07%  -    2.63%
        2004                       2,869    13.63  -    14.91      41,370           1.63     1.25   -    1.80    12.87   -   13.49
        2003                       2,216    12.07  -    13.14      28,311           1.57     1.25   -    1.80    23.26   -   23.94
        2002                       1,609     9.79  -    10.60      16,770           1.93     1.25   -    1.80   -14.67   -  -14.20
        2001                       1,303    11.48  -    12.36      15,986           1.64     1.25   -    1.80    -0.36   -    0.20
    T. Rowe Price Mid-Cap
      Growth
        2005                       1,842    13.48  -    20.53      31,758           0.00     1.25   -    1.80    12.70   -   13.32
        2004                       2,104    11.96  -    18.12      32,416           0.00     1.25   -    1.80    16.23   -   16.87
        2003                       1,994    10.29  -    15.51      26,891           0.00     1.25   -    1.80    35.92   -   36.67
        2002                       1,181     7.57  -    11.35      12,238           0.00     1.25   -    1.80   -22.66   -  -22.23
        2001                         734     9.79  -    14.59      10,238           0.00     1.25   -    1.80    -2.70   -   -2.16
    T. Rowe Price New
      America Growth
        2005                         541     8.14  -    10.27       5,162           0.00     1.25   -    1.80     2.61   -    3.18
        2004                         469     7.93  -     9.95       4,315           0.06     1.25   -    1.80     8.91   -    9.51
        2003                         398     7.28  -     9.09       3,398           0.00     1.25   -    1.80    32.70   -   33.43
        2002                         410     5.49  -     6.81       2,661           0.00     1.25   -    1.80   -29.59   -  -29.20
        2001                         178     7.80  -     9.62       1,678           0.00     1.25   -    1.80   -22.04   -  -12.95

Investments in the T. Rowe
  Price Equity Series,
    Inc. - II
  Sub-Accounts:
    T. Rowe Price Blue Chip
      Growth II
        2005                       1,632    10.73  -    10.93      17,761           0.16     1.35   -    2.30     3.22   -    4.22
        2004 (s)                     325    10.40  -    10.49       3,405           0.80     1.35   -    2.30     3.98   -    4.90
    T. Rowe Price Equity
      Income II
        2005                       3,545    11.12  -    11.36      40,096           1.45     1.35   -    2.45     1.16   -    2.30
        2004 (s)                   1,161    10.99  -    11.11      12,863           1.25     1.35   -    2.45     9.93   -   11.06

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the T. Rowe
  Price International Series,
  Inc. Sub-Account:
    T. Rowe Price
      International Stock
        2005                         823  $  8.55  -  $ 11.85  $    8,694           1.60%    1.25%  -    1.80%   13.97%  -   14.60%
        2004                         783     7.51  -    10.34       7,284           1.26     1.25   -    1.80    11.74   -   12.36
        2003                         563     6.72  -     9.20       4,715           1.36     1.25   -    1.80    28.20   -   28.90
        2002                         376     5.24  -     7.14       2,549           0.72     1.25   -    1.80   -19.75   -  -19.31
        2001                         574     6.53  -     8.85       4,955           2.60     1.25   -    1.80   -23.61   -  -23.19

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
      Equity Growth
        2005                       2,512    12.14  -    12.31      30,838           0.46     1.35   -    2.15    13.23   -   14.15
        2004 (q) (w) (x) (aa)      2,825    10.72  -    10.78      30,428           0.34     1.35   -    2.15     7.22   -    7.81
    Van Kampen UIF
      High Yield
        2005                         694    11.19  -    11.60       7,535           7.88     1.35   -    2.15    -1.11   -   -0.30
        2004                         812    11.32  -    11.63       8,803           6.00     1.35   -    2.15     7.13   -    8.01
        2003                         559    10.56  -    10.77       5,631           0.00     1.35   -    2.15     5.62   -   24.01
        2002                         292     8.60  -     8.68       2,361          12.05     1.35   -    2.05   -14.01   -   -8.52
        2001                         166     9.48  -     9.49       1,437          14.19     1.35   -    1.80    -5.24   -   -5.08
    Van Kampen UIF
      Mid Cap Growth
        2005                         704    11.45  -    11.60       8,130           0.00     1.40   -    1.60    15.71   -   15.94
        2004                         719     9.90  -    10.00       7,161           0.00     1.40   -    1.60    19.67   -   19.91
        2003                         651     8.27  -     8.34       5,414           0.00     1.40   -    1.60    39.52   -   39.80
        2002                         438     5.93  -     5.97       2,605           0.00     1.40   -    1.60   -32.25   -  -32.12
        2001                         337     8.75  -     8.79       2,959           0.00     1.40   -    1.60   -30.44   -  -30.30

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF
       U.S. Mid Cap Value
         2005                      3,358  $ 12.38  -  $ 12.57  $   45,488           0.33%    1.25%  -    2.15%    9.90%  -   10.92%
         2004 (y) (ab)             3,402    11.26  -    11.33      41,777           0.04     1.25   -    2.15    12.63   -   13.33
         2003                        502    12.35  -    12.45       6,228           0.00     1.40   -    1.60    39.27   -   39.54
         2002                        453     8.87  -     8.92       4,037           0.00     1.40   -    1.60   -29.17   -  -29.02
         2001                        285    12.52  -    12.57       3,581           0.00     1.40   -    1.60    -4.70   -   -4.50

Investments in The Universal
  Institutional Funds, Inc.
   (Class II) Sub-Accounts:
     Van Kampen UIF
       Equity Growth (Class II)
         2005                        260    11.62  -    11.83       3,064           0.41     1.35   -    2.25    12.89   -   13.92
         2004 (s)                    108    10.30  -    10.38       1,121           0.04     1.35   -    2.25     2.97   -    3.83
     Van Kampen UIF U.S.
       Real Estate (Class II)
         2005                      1,987    14.53  -    14.80      29,818           1.17     1.35   -    2.30    14.07   -   15.18
         2004                      1,023    12.74  -    17.16      13,559           0.77     1.35   -    2.30    27.40   -   34.24
         2003 (ae)                    68    12.72  -    12.78         871           0.00     1.35   -    2.05    27.19   -   27.80

  Investments in the Van Eck
   Worldwide Insurance Trust
    Sub-Accounts:
     Van Eck Worldwide
      Absolute Return
         2005                        169     9.62  -     9.80       1,645           0.00     1.35   -    2.30    -2.10   -   -1.15
         2004 (s)                     91     9.83  -     9.92         898           0.00     1.35   -    2.30    -1.70   -   -0.83
     Van Eck Worldwide
      Emerging Markets
         2005                        285    15.48  -    15.76       4,470           0.23     1.35   -    2.30    28.97   -   30.22
         2004 (s)                     53    12.00  -    12.11         637           0.00     1.35   -    2.30    20.00   -   21.06

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Van Eck
  Worldwide Insurance Trust
    Sub-Accounts (continued):
      Van Eck Worldwide
        Hard Assets
          2005                       453  $ 18.30  -  $ 18.64  $    8,392           0.11%    1.35%  -    2.30%   48.20%  -   49.63%
          2004 (s)                    97    12.35  -    12.45       1,200           0.00     1.35   -    2.30    23.46   -   24.55

Investments in the Van Kampen
  Life Investment Trust
    (Class II) Sub-Accounts:
      LIT Aggressive Growth
        (Class II)
          2005                       915    11.96  -    12.24      11,139           0.00     1.25   -    2.30     8.56   -    9.74
          2004 (s) (u) (z)           897    11.01  -    11.16       9,985           0.00     1.25   -    2.30    10.14   -   11.56
      LIT Government
        (Class II)
          2005                       750    10.19  -    10.38       7,748           3.18     1.35   -    2.30     0.91   -    1.88
          2004 (s)                   387    10.10  -    10.19       3,931           0.00     1.35   -    2.30     0.98   -    1.87
      LIT Growth and Income
        (Class II)
          2005                     5,004    11.78  -    12.57      61,358           0.72     1.25   -    2.30     7.20   -    8.36
          2004                     3,503    10.99  -    11.60      40,040           0.58     1.25   -    2.30     9.86   -   12.70
          2003                     1,743    10.02  -    10.29      17,817           0.39     1.25   -    2.15     0.16   -   26.09
          2002                       588     8.04  -     8.16       4,773           0.20     1.25   -    1.95   -19.60   -  -18.37
          2001 (ad)                   20     9.62  -     9.64         196           0.00     1.35   -    1.80    -3.77   -   -3.60

Investments in the Wells Fargo
  Variable Trust
    Sub-Accounts:
      Wells Fargo VT
        Advantage Discovery
          2005 (o) (p)               731    11.43  -    11.48       8,374           0.00     1.25   -    1.80    14.35   -   14.81
      Wells Fargo VT
        Advantage Opportunity
          2005 (n) (p)             1,763    11.00  -    11.04      19,432           0.00     1.25   -    1.80     9.96   -   10.40

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

         None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

     The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and related financial statement schedules.


     The financial statements (prepared on the GAAP basis of accounting) of the sub-accounts comprising the Separate Account as of December 31, 2005, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits



      (1)Resolution of the Board of Directors of Lincoln Benefit Life Company
         authorizing the establishment of the
         Lincoln Benefit Life Variable Annuity Account....................................................(2)

      (2) Custody Agreements ................................................................(not applicable)

      (3)  (a)  Principal Underwriting Agreement..................................................(4)

           (b)  Form of Selling Agreement.................................................................(5)

      (4)  Variable Annuity Contract......................................................................(2)

      (5)  Application for Contract.......................................................................(2)

      (6) Depositor--Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company, as amended......................(1)

           (b)  By-Laws of Lincoln Benefit Life Company................................................... (1)

      (7) Reinsurance Contract......................................................................(2)

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (1)

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation.................... (1)

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation................. (1)

           (d) (1) Participation Agreement among The Alger American Fund,
                      Lincoln Benefit Life Company and Fred Alger and Company, Incorporated............... (1)

                (2) Service Agreement between Fred Alger Management, Inc. and
                      Lincoln Benefit Life Company........................................................ (1)

           (e)  (1)  Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company.................................... (1)

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. And Lincoln Benefit Life Company.............................. (1)

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services.................................................................. (1)

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital
                Management, Inc., and Strong Funds Distributors, Inc...................................... (1)

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and Lincoln
                Benefit Life Company...................................................................... (1)

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company.................................................. (1)

           (i)  Form of Participation Agreement between Lincoln Benefit
                Life Company, Insurance Management Series and
                Federated Securities Corp................................................................. (1)

           (j)  Form of Participation Agreement between Lincoln Benefit
                Life Company, STI Classic Variable Trust and STI Capital Management....................... (5)

           (k) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (8)

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust............................................................. (9)

           (m) Form of Participation Agreement among Oppenheimer Variable Account Funds,
                OppenheimerFunds, Inc., and Lincoln Benefit Life Company ................................. (8)

           (n) Form of Participation Agreement among PIMCO Variable Insurance Trust,
                Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.............................. (6)

           (o) Form of Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc., and Lincoln Benefit Life Company.......................... (8)

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                Inc.,
                and Lincoln Benefit Life Company.......................................................... (8)

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................... (6)

           (q)  (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company........................... (7)

           (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal
               Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...............................(6)

         (s) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc.....................................................(6)

          (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM
              Distributors, Inc., and Lincoln Benefit Life Company ........................................(8)

         (u) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo
             Funds Distributor, LLC and Lincoln Benefit Life Company ..................................... (10)


(9)      Opinion and Consent of Counsel .................................................................. (3)

(10)     Consent of Independent Registered Public Accounting Firm (filed herewith)

(11)     Financial Statements Omitted from Item 23 (not applicable)

(12)     Initial Capitalization Agreement (not applicable)

(27)     Financial Data Schedules (not applicable)

(99)     Powers of Attorney for Lawrence W. Dahl,  John C. Lounds, Samuel H. Pilch, John C. Pintozzi,
         Kevin R. Slawin, Casey J. Sylla, Steven C. Verney, Douglas B. Welch (filed herewith)

                            ------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.


NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          --------------------------------------------
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director, Vice President
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                     Director, Vice President
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr                  Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Debbie L. Grenemeier                Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Robert L. Park                      Assistant Secretary
Nancy Buffalino                     Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Richard Zaharias                    Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 23, 2006.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, the Registrant has 13,251 qualified contract owners and 5,956 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.


Name                          Position with Distributor
-------------                 ------------------------------------------------
John E. Smith                 Director, President, Chief Executive Officer
Casey J. Sylla                Director
Michael J. Velotta            Director and Secretary
Marian Goll                   Vice President, Treasurer and Financial Operations Principal
Andrea J. Schur               Vice President
Maribel V. Gerstner           Assistant Vice President and Chief Compliance Officer
Joanne M. Derrig              Assistant Vice President and Chief Privacy Officer
William F. Emmons             Assistant Secretary
Mary J. McGinn                Assistant Secretary
Barry S. Paul                 Assistant Treasurer
Joseph Patrick Rath           Vice President, General Counsel and Assistant Secretary
Nancy Buffalino               Assistant Treasurer
Steven C. Verney              Assistant Treasurer



    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



            (1)                          (2)                (3)                  (4)            (5)
                                Net Underwriting
     Name of Principal             Discounts and      Compensation           Brokerage
        Underwriter                 Commission        on Redemption          Commission      Compensation

          ALFS, Inc                       0                0                      0               0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES
None.


ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

     The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 19th, 2006.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                   ------------------------------------------
                                   (DEPOSITOR)


                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 19th, 2006.

(Signature)                                     (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                           & Director
                                            (Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch                             (Principal Accounting Officer)




*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney                            (Principal Financial Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                            Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary

                                INDEX TO EXHIBITS
                                       FOR
                      POST-EFFECTIVE AMENDMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.
-----------                                                  -------------------



(10)            Consent of Independent Registered Public Accounting Firm

(99) Powers of Attorney for Lawrence W. Dahl, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Kevin R. Slawin, Casey J. Sylla, Steven C. Verney, Douglas B. Welch